UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08817

Voya Equity Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: June 1, 2021 to November 30, 2021

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
November 30, 2021
Classes A, C, I, P, P3, R, R6 and W
■
Voya Large-Cap Growth Fund

■
Voya Large Cap Value Fund

■
Voya MidCap Opportunities Fund

■
Voya Multi-Manager Mid Cap Value Fund

■
Voya SmallCap Opportunities Fund

■
Voya U.S. High Dividend Low Volatility Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each fund’s annual and semi-annual shareholder reports, like this semi-annual report, are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Despite Headwinds, Economy and Markets Continue to Advance
Dear Shareholder,
The financial markets continued to advance during the six-month period ended November 30, 2021, even as new variants of the COVID-19 virus resurrected threats of economic disruption and inflation fears stirred up economic uncertainty. U.S. Federal Reserve Board (the “Fed”) officials have acknowledged that the risk of persistently higher inflation has increased and have accelerated policy measures to contain it. In November, the Fed began “tapering,” i.e., reducing its monthly purchases of mortgage-backed and U.S. Treasury securities; during the pandemic these purchases have helped to support the economy by keeping long-term interest rates low. Because of building inflation pressures, the Fed will double the pace of tapering, by trimming its purchases faster and thus may arrive sooner at a point where it will consider hiking interest rates, in our view.
Inflation worries notwithstanding, growth expectations in the United States remain resilient, in our view. Consumer confidence has been rising and consumers have kept on spending during 2021. While we believe the current inflationary environment no longer seems “transitory,” in our view many are miscasting it as a long-term, structural shift. Rather, we see current inflation as cyclical, i.e., persistent during this phase of above-trend growth, which we believe is likely to persist over the next two years or so. In this environment, we believe corporate earnings will continue to expand and stocks outperform, though not to the extent seen in 2021.
As we’ve often noted, the financial markets can sometimes confound expectations, so it’s important to have a plan for investing consistently through headwinds and tailwinds. Keep focused on your long-term goals and don’t get distracted by short-term fluctuations; however compelling or distracting they may seem. Should your long-term goals change, discuss the situation thoroughly with your financial advisor before making any changes to your investment portfolio.
Regardless of events, at Voya we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to working with you in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
December 15, 2021

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021 to November 30, 2021. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2021*	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2021*
Voya Large-Cap Growth Fund
Class A	$1,000.00	$1,134.10	0.97%	$5.19	$1,000.00	$1,020.21	0.97%	$4.91
Class C	1,000.00	1,129.90	1.72	9.18	1,000.00	1,016.44	1.72	8.69
Class I	1,000.00	1,136.00	0.62	3.32	1,000.00	1,021.96	0.62	3.14
Class P3	1,000.00	1,139.40	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Class R	1,000.00	1,132.60	1.22	6.52	1,000.00	1,018.95	1.22	6.17
Class R6	1,000.00	1,136.40	0.56	3.00	1,000.00	1,022.26	0.56	2.84
Class W	1,000.00	1,135.40	0.72	3.85	1,000.00	1,021.46	0.72	3.65
Voya Large Cap Value Fund
Class A	$1,000.00	$985.20	1.10%	$5.47	$1,000.00	$1,019.55	1.10%	$5.57
Class C	1,000.00	980.90	1.85	9.19	1,000.00	1,015.79	1.85	9.35
Class I	1,000.00	986.70	0.76	3.79	1,000.00	1,021.26	0.76	3.85
Class P3	1,000.00	989.80	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Class R	1,000.00	983.10	1.30	6.46	1,000.00	1,018.55	1.30	6.58
Class R6	1,000.00	986.70	0.74	3.69	1,000.00	1,021.36	0.74	3.75
Class W	1,000.00	986.30	0.85	4.23	1,000.00	1,020.81	0.85	4.31

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2021*	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2021*
Voya MidCap Opportunities Fund
Class A	$1,000.00	$1,069.70	1.20%	$6.23	$1,000.00	$1,019.05	1.20%	$6.07
Class C	1,000.00	1,065.10	1.95	10.09	1,000.00	1,015.29	1.95	9.85
Class I	1,000.00	1,071.10	0.91	4.72	1,000.00	1,020.51	0.91	4.61
Class P3	1,000.00	1,076.00	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Class R	1,000.00	1,068.30	1.45	7.52	1,000.00	1,017.80	1.45	7.33
Class R6	1,000.00	1,071.50	0.83	4.31	1,000.00	1,020.91	0.83	4.20
Class W	1,000.00	1,071.10	0.95	4.93	1,000.00	1,020.31	0.95	4.81
Voya Multi-Manager Mid Cap Value Fund
Class I	$1,000.00	$1,001.70	0.78%	$3.91	$1,000.00	$1,021.16	0.78%	$3.95
Class P	1,000.00	1,005.10	0.05	0.25	1,000.00	1,024.82	0.05	0.25
Class P3	1,000.00	1,005.00	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Voya SmallCap Opportunities Fund
Class A	$1,000.00	$962.60	1.27%	$6.25	$1,000.00	$1,018.70	1.27%	$6.43
Class C	1,000.00	959.10	2.02	9.92	1,000.00	1,014.94	2.02	10.20
Class I	1,000.00	964.00	0.98	4.82	1,000.00	1,020.16	0.98	4.96
Class P3	1,000.00	968.80	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Class R	1,000.00	961.40	1.52	7.47	1,000.00	1,017.45	1.52	7.69
Class R6	1,000.00	964.50	0.88	4.33	1,000.00	1,020.66	0.88	4.46
Class W	1,000.00	963.90	1.02	5.02	1,000.00	1,019.95	1.02	5.16
Voya U.S. High Dividend Low Volatility Fund
Class A	$1,000.00	$1,024.60	0.60%	$3.05	$1,000.00	$1,022.06	0.60%	$3.04
Class I	1,000.00	1,026.40	0.33	1.68	1,000.00	1,023.41	0.33	1.67
Class P3	1,000.00	1,027.40	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Class R6	1,000.00	1,026.40	0.32	1.63	1,000.00	1,023.46	0.32	1.62

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2021 (Unaudited)

	Voya Large-Cap Growth Fund	Voya Large Cap Value Fund	Voya MidCap Opportunities Fund
ASSETS:
Investments in securities at fair value+*	$1,343,925,664	$717,837,173	$1,134,867,214
Short-term investments at fair value†	40,327,000	17,621,498	24,546,943
Cash	144,306	186,826	54,241
Foreign currencies at value‡	—	4,345	—
Receivables:
Investment securities sold	1,343,599	—	1,152,564
Fund shares sold	474,896	835,547	873,063
Dividends	536,952	1,463,594	296,879
Foreign tax reclaims	5,917	—	17,225
Prepaid expenses	55,062	59,563	49,530
Reimbursement due from Investment Adviser	—	23,684	—
Other assets	25,044	56,029	48,390
Total assets	1,386,838,440	738,088,259	1,161,906,049
LIABILITIES:
Payable for investment securities purchased	20,925,958	—	—
Payable for fund shares redeemed	5,765,018	178,799	725,019
Payable upon receipt of securities loaned	—	7,531,498	6,090,943
Payable for investment management fees	586,707	474,635	830,200
Payable for distribution and shareholder service fees	48,889	100,747	95,230
Payable to trustees under the deferred compensation plan (Note 6)	25,044	56,029	48,390
Payable for trustee fees	7,271	3,763	6,027
Other accrued expenses and liabilities	939,005	396,728	478,866
Total liabilities	28,297,892	8,742,199	8,274,675
NET ASSETS	$1,358,540,548	$729,346,060	$1,153,631,374
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$635,279,209	$526,353,013	$691,593,667
Total distributable earnings	723,261,339	202,993,047	462,037,707
NET ASSETS	$1,358,540,548	$729,346,060	$1,153,631,374
+ Including securities loaned at value	$—	$7,377,903	$5,963,607
* Cost of investments in securities	$865,029,727	$612,287,858	$899,156,227
† Cost of short-term investments	$40,327,000	$17,621,498	$24,546,943
‡ Cost of foreign currencies	$—	$4,969	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2021 (Unaudited) (continued)

	Voya Large-Cap Growth Fund	Voya Large Cap Value Fund	Voya MidCap Opportunities Fund
Class A
Net assets	$159,660,681	$435,723,483	$361,018,442
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	2,743,341	33,496,787	14,170,669
Net asset value and redemption price per share†	$58.20	$13.01	$25.48
Maximum offering price per share (5.75%)(1)	$61.75	$13.80	$27.03
Class C
Net assets	$17,183,224	$6,219,341	$16,521,414
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	374,763	478,705	1,133,578
Net asset value and redemption price per share†	$45.85	$12.99	$14.57
Class I
Net assets	$906,685,117	$263,537,213	$537,037,942
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	13,654,400	18,275,644	16,809,603
Net asset value and redemption price per share	$66.40	$14.42	$31.95
Class P3
Net assets	$3,377	$3,132	$3,145
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	50	211	94
Net asset value and redemption price per share	$68.07	$14.83	$33.56
Class R
Net assets	$1,261,950	$978,042	$2,911,862
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	19,497	74,991	120,191
Net asset value and redemption price per share	$64.73	$13.04	$24.23
Class R6
Net assets	$194,078,399	$17,975,862	$150,387,633
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	2,919,107	1,249,129	4,644,503
Net asset value and redemption price per share	$66.49	$14.39	$32.38
Class W
Net assets	$79,667,800	$4,908,987	$85,750,936
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	1,240,135	340,903	2,750,540
Net asset value and redemption price per share	$64.24	$14.40	$31.18

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2021 (Unaudited)

	Voya Multi- Manager Mid Cap Value Fund	Voya SmallCap Opportunities Fund	Voya U.S. High Dividend Low Volatility Fund
ASSETS:
Investments in securities at fair value+*	$200,705,374	$157,560,475	$124,235,267
Short-term investments at fair value†	3,633,829	9,729,994	371,000
Cash	138,459	10,943	7,010
Receivables:
Investment securities sold	—	161,353	1,187,978
Fund shares sold	10,582	32,683	5,706
Dividends	294,299	25,296	238,200
Foreign tax reclaims	—	1,159	1,802
Prepaid expenses	27,391	47,082	26,242
Reimbursement due from Investment Adviser	8,120	31,696	6,808
Other assets	7,312	29,258	3,064
Total assets	204,825,366	167,629,939	126,083,077
LIABILITIES:
Payable for investment securities purchased	77,862	—	—
Payable for fund shares redeemed	529,474	20,607	1,515,549
Payable upon receipt of securities loaned	456,526	6,235,994	—
Payable for investment management fees	81,851	143,183	31,092
Payable for distribution and shareholder service fees	—	21,713	268
Payable to trustees under the deferred compensation plan (Note 6)	7,312	29,258	3,064
Payable for trustee fees	1,333	946	613
Other accrued expenses and liabilities	47,997	254,461	66,608
Total liabilities	1,202,355	6,706,162	1,617,194
NET ASSETS	$203,623,011	$160,923,777	$124,465,883
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$138,595,984	$134,982,214	$79,318,546
Total distributable earnings	65,027,027	25,941,563	45,147,337
NET ASSETS	$203,623,011	$160,923,777	$124,465,883
+ Including securities loaned at value	$444,303	$6,093,632	$—
* Cost of investments in securities	$173,832,428	$152,979,646	$110,201,940
† Cost of short-term investments	$3,633,829	$9,729,994	$371,000
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2021 (Unaudited) (continued)

	Voya Multi- Manager Mid Cap Value Fund	Voya SmallCap Opportunities Fund	Voya U.S. High Dividend Low Volatility Fund
Class A
Net assets	n/a	$73,989,160	$1,257,520
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.010	$0.010
Shares outstanding	n/a	1,155,910	86,426
Net asset value and redemption price per share†	n/a	$64.01	$14.55
Maximum offering price per share (5.75%)(1)	n/a	$67.92	$15.44
Class C
Net assets	n/a	$5,602,513	n/a
Shares authorized	n/a	unlimited	n/a
Par value	n/a	$0.010	n/a
Shares outstanding	n/a	125,705	n/a
Net asset value and redemption price per share	n/a	$44.57	n/a
Class I
Net assets	$131,123,753	$58,592,551	$64,164,779
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	11,171,833	812,825	4,389,595
Net asset value and redemption price per share	$11.74	$72.09	$14.62
Class P
Net assets	$72,496,103	n/a	n/a
Shares authorized	unlimited	n/a	n/a
Par value	$0.010	n/a	n/a
Shares outstanding	6,077,304	n/a	n/a
Net asset value and redemption price per share	$11.93	n/a	n/a
Class P3
Net assets	$3,155	$3,913	$3,210
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	262	52	216
Net asset value and redemption price per share	$12.04	$75.40	$14.86
Class R
Net assets	n/a	$876,312	n/a
Shares authorized	n/a	unlimited	n/a
Par value	n/a	$0.010	n/a
Shares outstanding	n/a	14,190	n/a
Net asset value and redemption price per share	n/a	$61.76	n/a
Class R6
Net assets	n/a	$14,438,709	$59,040,374
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.010	$0.010
Shares outstanding	n/a	197,794	4,039,461
Net asset value and redemption price per share	n/a	$73.00	$14.62
Class W
Net assets	n/a	$7,420,619	n/a
Shares authorized	n/a	unlimited	n/a
Par value	n/a	$0.010	n/a
Shares outstanding	n/a	104,918	n/a
Net asset value and redemption price per share	n/a	$70.73	n/a

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2021 (Unaudited)

	Voya Large-Cap Growth Fund	Voya Large Cap Value Fund	Voya MidCap Opportunities Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,932,338	$7,631,803	$2,094,991
Securities lending income, net	7,365	2,649	1,526
Total investment income	3,939,703	7,634,452	2,096,517
EXPENSES:
Investment management fees	3,718,540	2,830,346	4,883,935
Distribution and shareholder service fees:
Class A	193,531	561,956	465,644
Class C	104,299	47,605	115,937
Class R	2,975	2,706	8,002
Transfer agent fees:
Class A	125,167	263,389	232,441
Class C	16,864	5,570	14,481
Class I	274,896	29,700	223,470
Class R	962	633	1,999
Class R6	9,975	53	1,559
Class W	66,454	3,049	58,023
Shareholder reporting expense	27,140	6,050	8,110
Registration fees	71,305	53,988	59,437
Professional fees	39,080	19,944	30,299
Custody and accounting expense	64,245	42,120	57,330
Trustee fees	29,085	15,054	24,110
Proxy and solicitation costs (Note 6)	98,050	—	—
Miscellaneous expense	2,203	3,425	2,502
Interest expense	161	—	66
Total expenses	4,844,932	3,885,588	6,187,345
Waived and reimbursed fees	(10)	(190,243)	(40,512)
Net expenses	4,844,922	3,695,345	6,146,833
Net investment income (loss)	(905,219)	3,939,107	(4,050,316)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	166,267,605	57,143,133	104,214,477
Net realized gain	166,267,605	57,143,133	104,214,477
Net change in unrealized appreciation (depreciation) on:
Investments	20,376,843	(72,016,929)	(18,835,187)
Foreign currency related transactions	—	(327)	—
Net change in unrealized appreciation (depreciation)	20,376,843	(72,017,256)	(18,835,187)
Net realized and unrealized gain (loss)	186,644,448	(14,874,123)	85,379,290
Increase (decrease) in net assets resulting from operations	$185,739,229	$(10,935,016)	$81,328,974
* Foreign taxes withheld	$5,328	$8,417	$14,513
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2021 (Unaudited)

	Voya Multi- Manager Mid Cap Value Fund	Voya SmallCap Opportunities Fund	Voya U.S. High Dividend Low Volatility Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,283,047	$362,907	$1,537,996
Securities lending income, net	1,374	15,177	41
Total investment income	2,284,421	378,084	1,538,037
EXPENSES:
Investment management fees	960,613	948,879	178,226
Distribution and shareholder service fees:
Class A	—	97,891	1,490
Class C	—	33,625	—
Class R	—	2,698	—
Transfer agent fees:
Class A	—	55,346	2,983
Class C	—	4,753	—
Class I	7,734	40,051	824
Class P	1,030	—	—
Class P3	—	21	—
Class R	—	762	—
Class R6	—	425	593
Class W	—	5,633	—
Shareholder reporting expense	1,734	1,830	1,618
Registration fees	25,392	50,268	34,097
Professional fees	11,382	9,455	8,491
Custody and accounting expense	24,194	20,740	12,260
Trustee fees	5,331	3,785	2,452
Licensing fee (Note 7)	8,120	—	—
Miscellaneous expense	1,886	5,311	10,009
Interest expense	829	257	22
Total expenses	1,048,245	1,281,730	253,065
Waived and reimbursed fees	(367,793)	(205,350)	(51,344)
Net expenses	680,452	1,076,380	201,721
Net investment income (loss)	1,603,969	(698,296)	1,336,316
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	29,123,975	15,855,517	9,235,853
Net realized gain	29,123,975	15,855,517	9,235,853
Net change in unrealized appreciation (depreciation) on:
Investments	(28,820,075)	(21,567,740)	(7,655,522)
Net change in unrealized appreciation (depreciation)	(28,820,075)	(21,567,740)	(7,655,522)
Net realized and unrealized gain (loss)	303,900	(5,712,223)	1,580,331
Increase (decrease) in net assets resulting from operations	$1,907,869	$(6,410,519)	$2,916,647
* Foreign taxes withheld	$38	$77	$649
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Large-Cap Growth Fund		Voya Large Cap Value Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM OPERATIONS:
Net investment income (loss)	$(905,219)	$513,231	$3,939,107	$8,257,418
Net realized gain	166,267,605	202,289,344	57,143,133	111,398,136
Net change in unrealized appreciation (depreciation)	20,376,843	138,306,436	(72,017,256)	149,673,760
Increase (decrease) in net assets resulting from operations	185,739,229	341,109,011	(10,935,016)	269,329,314
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(16,271,775)	(1,467,770)	(32,874,061)
Class C	—	(3,217,181)	(4,964)	(871,279)
Class I	—	(84,305,103)	(1,200,690)	(20,941,826)
Class P3	—	(2,268,529)	(14)	(933,386)
Class R	—	(114,365)	(1,953)	(82,135)
Class R6	—	(33,867,002)	(84,640)	(1,289,470)
Class W	—	(5,104,301)	(20,745)	(362,901)
Total distributions	—	(145,148,256)	(2,780,776)	(57,355,058)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	113,421,467	375,260,529	28,789,264	66,187,618
Reinvestment of distributions	—	142,880,986	2,668,679	54,851,925
	113,421,467	518,141,515	31,457,943	121,039,543
Cost of shares redeemed	(338,154,273)	(475,464,179)	(47,801,058)	(177,675,442)
Net increase (decrease) in net assets resulting from capital share transactions	(224,732,806)	42,677,336	(16,343,115)	(56,635,899)
Net increase (decrease) in net assets	(38,993,577)	238,638,091	(30,058,907)	155,338,357
NET ASSETS:
Beginning of year or period	1,397,534,125	1,158,896,034	759,404,967	604,066,610
End of year or period	$1,358,540,548	$1,397,534,125	$729,346,060	$759,404,967
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya MidCap Opportunities Fund		Voya Multi-Manager Mid Cap Value Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM OPERATIONS:
Net investment income (loss)	$(4,050,316)	$(6,901,929)	$1,603,969	$2,022,717
Net realized gain	104,214,477	260,576,401	29,123,975	7,213,010
Net change in unrealized appreciation (depreciation)	(18,835,187)	105,970,110	(28,820,075)	70,963,294
Increase in net assets resulting from operations	81,328,974	359,644,582	1,907,869	80,199,021
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(64,934,062)	—	—
Class C	—	(7,717,106)	—	—
Class I	—	(75,174,504)	—	(5,277,514)
Class P	—	—	—	(2,274,539)
Class P3	—	(301,007)	—	(201,670)
Class R	—	(593,009)	—	—
Class R6	—	(22,169,153)	—	—
Class W	—	(9,370,515)	—	—
Total distributions	—	(180,259,356)	—	(7,753,723)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	101,009,393	260,870,518	15,363,358	157,353,714
Reinvestment of distributions	—	157,274,427	—	7,753,723
	101,009,393	418,144,945	15,363,358	165,107,437
Cost of shares redeemed	(158,368,779)	(421,648,179)	(92,323,385)	(68,666,289)
Net increase (decrease) in net assets resulting from capital share transactions	(57,359,386)	(3,503,234)	(76,960,027)	96,441,148
Net increase (decrease) in net assets	23,969,588	175,881,992	(75,052,158)	168,886,446
NET ASSETS:
Beginning of year or period	1,129,661,786	953,779,794	278,675,169	109,788,723
End of year or period	$1,153,631,374	$1,129,661,786	$203,623,011	$278,675,169
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya SmallCap Opportunities Fund		Voya U.S. High Dividend Low Volatility Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM OPERATIONS:
Net investment income (loss)	$(698,296)	$(1,658,694)	$1,336,316	$3,879,511
Net realized gain	15,855,517	76,555,793	9,235,853	32,283,523
Net change in unrealized appreciation (depreciation)	(21,567,740)	8,760,890	(7,655,522)	17,256,123
Increase (decrease) in net assets resulting from operations	(6,410,519)	83,657,989	2,916,647	53,419,157
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	—	(10,626)	(14,722)
Class I	—	—	(661,711)	(2,438,571)
Class P3	—	—	(32)	(78,430)
Class R6	—	—	(541,195)	(2,265,796)
Total distributions	—	—	(1,213,564)	(4,797,519)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,532,275	24,547,667	19,398,410	41,143,579
Reinvestment of distributions	—	—	1,213,031	4,797,061
	7,532,275	24,547,667	20,611,441	45,940,640
Cost of shares redeemed	(62,917,234)	(151,642,576)	(17,489,588)	(171,837,134)
Net increase (decrease) in net assets resulting from capital share transactions	(55,384,959)	(127,094,909)	3,121,853	(125,896,494)
Net increase (decrease) in net assets	(61,795,478)	(43,436,920)	4,824,936	(77,274,856)
NET ASSETS:
Beginning of year or period	222,719,255	266,156,175	119,640,947	196,915,803
End of year or period	$160,923,777	$222,719,255	$124,465,883	$119,640,947
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large-Cap Growth Fund
Class A
11-30-21+	51.32	(0.12)•	7.00	6.88	—	—	—	—	—	58.20	13.41	0.97	0.97	0.97	(0.42)	159,661	42
05-31-21	44.45	(0.13)•	13.62	13.49	—	6.62	—	6.62	—	51.32	31.23	0.96	0.96	0.96	(0.26)	139,465	93
05-31-20	38.36	0.03	8.04	8.07	0.15	1.83	—	1.98	—	44.45	21.30	0.96	1.04	1.04	0.06	104,447	83
05-31-19	38.75	0.12	2.02	2.14	0.01	2.52	—	2.53	—	38.36	6.11	0.95	1.04	1.04	0.31	80,328	95
05-31-18	35.17	0.07	5.68	5.75	0.06	2.11	—	2.17	—	38.75	16.63	1.10	1.06	1.06	0.17	77,434	90
05-31-17	31.07	0.10	5.68	5.78	0.04	1.64	—	1.68	—	35.17	19.38	1.44	1.14	1.14	0.29	73,116	76
Class C
11-30-21+	40.58	(0.26)•	5.53	5.27	—	—	—	—	—	45.85	12.99	1.72	1.72	1.72	(1.18)	17,183	42
05-31-21	36.52	(0.41)•	11.09	10.68	—	6.62	—	6.62	—	40.58	30.25	1.71	1.71	1.71	(1.01)	21,109	93
05-31-20	31.92	(0.23)	6.66	6.43	—	1.83	—	1.83	—	36.52	20.41	1.71	1.79	1.79	(0.68)	20,630	83
05-31-19	32.92	(0.14)	1.66	1.52	—	2.52	—	2.52	—	31.92	5.28	1.70	1.79	1.79	(0.43)	32,386	95
05-31-18	30.33	(0.18)	4.88	4.70	—	2.11	—	2.11	—	32.92	15.79	1.83	1.81	1.81	(0.58)	31,850	90
05-31-17	27.18	(0.14)	4.93	4.79	—	1.64	—	1.64	—	30.33	18.47	2.09	1.89	1.89	(0.46)	28,471	76
Class I
11-30-21+	58.45	(0.02)•	7.97	7.95	—	—	—	—	—	66.40	13.60	0.62	0.62	0.62	(0.07)	906,685	42
05-31-21	49.83	0.04•	15.32	15.36	0.12	6.62	—	6.74	—	58.45	31.64	0.61	0.63	0.63	0.07	851,822	93
05-31-20	42.73	0.21•	9.00	9.21	0.28	1.83	—	2.11	—	49.83	21.80	0.59	0.66	0.66	0.44	671,609	83
05-31-19	42.89	0.29	2.24	2.53	0.17	2.52	—	2.69	—	42.73	6.47	0.59	0.66	0.66	0.70	600,368	95
05-31-18	38.68	0.23•	6.27	6.50	0.18	2.11	—	2.29	—	42.89	17.10	0.73	0.68	0.68	0.56	513,009	90
05-31-17	34.05	0.24•	6.23	6.47	0.20	1.64	—	1.84	—	38.68	19.79	1.06	0.79	0.79	0.68	355,466	76
Class P3
11-30-21+	59.74	0.18•	8.15	8.33	—	—	—	—	—	68.07	13.94	0.56	0.00 *	0.00 *	0.54	3	42
05-31-21	50.48	0.39•	15.65	16.04	0.16	6.62	—	6.78	—	59.74	32.64	0.55	0.00*	0.00*	0.68	3	93
05-31-20	43.02	0.52•	9.08	9.60	0.31	1.83	—	2.14	—	50.48	22.58	0.55	0.00*	0.00*	1.10	16,021	83
06-01-18(4) - 05-31-19	43.43	0.59•	1.71	2.30	0.19	2.52	—	2.71	—	43.02	5.90	0.55	0.00*	0.00*	1.37	10,253	95
Class R
11-30-21+	57.15	(0.21)•	7.79	7.58	—	—	—	—	—	64.73	13.26	1.22	1.22	1.22	(0.67)	1,262	42
05-31-21	49.02	(0.28)•	15.03	14.75	—	6.62	—	6.62	—	57.15	30.87	1.21	1.21	1.21	(0.51)	1,018	93
05-31-20	42.09	(0.09)•	8.85	8.76	—	1.83	—	1.83	—	49.02	21.02	1.21	1.29	1.29	(0.19)	861	83
05-31-19	42.36	0.02	2.23	2.25	—	2.52	—	2.52	—	42.09	5.84	1.20	1.29	1.29	0.07	1,082	95
05-31-18	38.30	(0.04)	6.21	6.17	—	2.11	—	2.11	—	42.36	16.36	1.33	1.31	1.31	(0.08)	935	90
05-31-17	33.74	0.01•	6.19	6.20	—	1.64	—	1.64	—	38.30	19.07	1.59	1.39	1.39	0.04	674	76
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large-Cap Growth Fund (continued)
Class R6
11-30-21+	58.51	(0.01)•	7.99	7.98	—	—	—	—	—	66.49	13.64	0.56	0.56	0.56	(0.04)	194,078	42
05-31-21	49.87	0.08•	15.33	15.41	0.15	6.62	—	6.77	—	58.51	31.74	0.55	0.55	0.55	0.14	306,068	93
05-31-20	42.76	0.24•	9.01	9.25	0.31	1.83	—	2.14	—	49.87	21.88	0.55	0.58	0.58	0.52	272,040	83
05-31-19	42.90	0.36•	2.22	2.58	0.20	2.52	—	2.72	—	42.76	6.60	0.55	0.58	0.58	0.85	294,339	95
05-31-18	38.67	0.25•	6.29	6.54	0.20	2.11	—	2.31	—	42.90	17.18	0.61	0.60	0.60	0.61	43,120	90
05-31-17	34.04	0.22•	6.25	6.47	0.20	1.64	—	1.84	—	38.67	19.80	0.87	0.78	0.78	0.63	27,548	76
Class W
11-30-21+	56.58	(0.05)•	7.71	7.66	—	—	—	—	—	64.24	13.54	0.72	0.72	0.72	(0.17)	79,668	42
05-31-21	48.42	0.01•	14.86	14.87	0.09	6.62	—	6.71	—	56.58	31.55	0.71	0.71	0.71	0.01	78,049	93
05-31-20	41.60	0.16•	8.74	8.90	0.25	1.83	—	2.08	—	48.42	21.64	0.71	0.79	0.79	0.35	73,288	83
05-31-19	41.79	0.21•	2.20	2.41	0.08	2.52	—	2.60	—	41.60	6.32	0.70	0.79	0.79	0.50	11,341	95
05-31-18	37.75	0.17•	6.12	6.29	0.14	2.11	—	2.25	—	41.79	16.95	0.83	0.81	0.81	0.42	17,220	90
05-31-17	33.28	0.20•	6.08	6.28	0.17	1.64	—	1.81	—	37.75	19.66	1.09	0.89	0.89	0.57	17,068	76
Voya Large Cap Value Fund
Class A
11-30-21+	13.25	0.06•	(0.26)	(0.20)	0.04	—	—	0.04	—	13.01	(1.48)	1.15	1.10	1.10	0.92	435,723	29
05-31-21	9.74	0.12•	4.39	4.51	0.16	0.84	—	1.00	—	13.25	48.66	1.16	1.10	1.10	1.09	452,381	94
05-31-20	11.04	0.17	(0.34)	(0.17)	0.21	0.92	—	1.13	—	9.74	(2.79)	1.19	1.10	1.10	1.55	331,769	154
05-31-19	12.09	0.19	(0.06)	0.13	0.17	1.01	—	1.18	—	11.04	1.51	1.18	1.10	1.10	1.60	362,398	90
05-31-18	12.64	0.18	0.62	0.80	0.19	1.16	—	1.35	—	12.09	6.27	1.17	1.10	1.10	1.42	386,969	85
05-31-17	11.07	0.23	1.57	1.80	0.23	—	—	0.23	—	12.64	16.44	1.21	1.10	1.10	1.91	421,041	80
Class C
11-30-21+	13.25	0.01•	(0.26)	(0.25)	0.01	—	—	0.01	—	12.99	(1.91)	1.90	1.85	1.85	0.13	6,219	29
05-31-21	9.74	0.04•	4.38	4.42	0.07	0.84	—	0.91	—	13.25	47.49	1.91	1.85	1.85	0.37	10,327	94
05-31-20	11.02	0.08•	(0.32)	(0.24)	0.12	0.92	—	1.04	—	9.74	(3.44)	1.94	1.85	1.85	0.73	13,664	154
05-31-19	12.05	0.11	(0.06)	0.05	0.07	1.01	—	1.08	—	11.02	0.81	1.93	1.85	1.85	0.84	39,550	90
05-31-18	12.61	0.09	0.61	0.70	0.10	1.16	—	1.26	—	12.05	5.38	1.92	1.85	1.85	0.67	53,290	85
05-31-17	11.04	0.15	1.56	1.71	0.14	—	—	0.14	—	12.61	15.59	1.96	1.85	1.85	1.16	63,562	80
Class I
11-30-21+	14.68	0.09•	(0.28)	(0.19)	0.07	—	—	0.07	—	14.42	(1.33)	0.81	0.76	0.76	1.26	263,537	29
05-31-21	10.70	0.18•	4.83	5.01	0.19	0.84	—	1.03	—	14.68	49.13	0.82	0.76	0.76	1.43	271,656	94
05-31-20	12.03	0.22	(0.39)	(0.17)	0.24	0.92	—	1.16	—	10.70	(2.48)	0.84	0.76	0.76	1.90	230,991	154
05-31-19	13.07	0.25	(0.05)	0.20	0.23	1.01	—	1.24	—	12.03	1.95	0.84	0.76	0.76	1.94	214,877	90
05-31-18	13.57	0.24	0.66	0.90	0.24	1.16	—	1.40	—	13.07	6.55	0.84	0.76	0.76	1.76	242,245	85
05-31-17	11.86	0.29	1.69	1.98	0.27	—	—	0.27	—	13.57	16.89	0.87	0.76	0.76	2.25	235,020	80
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large Cap Value Fund (continued)
Class P3
11-30-21+	15.05	0.15•	(0.30)	(0.15)	0.07	—	—	0.07	—	14.83	(1.02)	0.79	0.00 *	0.00 *	2.02	3	29
05-31-21	10.86	0.27•	4.95	5.22	0.19	0.84	—	1.03	—	15.05	50.41	0.80	0.00*	0.00*	2.13	3	94
05-31-20	12.11	0.32•	(0.40)	(0.08)	0.25	0.92	—	1.17	—	10.86	(1.76)	0.80	0.00*	0.00*	2.70	7,208	154
06-01-18(4) - 05-31-19	13.18	0.33	(0.16)	0.17	0.23	1.01	—	1.24	—	12.11	1.77	0.80	0.00*	0.00*	2.75	3,945	90
Class R
11-30-21+	13.29	0.05•	(0.27)	(0.22)	0.03	—	—	0.03	—	13.04	(1.69)	1.40	1.30	1.30	0.71	978	29
05-31-21	9.76	0.10•	4.40	4.50	0.13	0.84	—	0.97	—	13.29	48.48	1.41	1.30	1.30	0.88	1,032	94
05-31-20	11.06	0.14•	(0.35)	(0.21)	0.17	0.92	—	1.09	—	9.76	(3.11)	1.44	1.33	1.33	1.27	736	154
05-31-19	12.07	0.16•	(0.04)	0.12	0.12	1.01	—	1.13	—	11.06	1.44	1.43	1.32	1.32	1.38	1,297	90
05-31-18	12.63	0.16	0.60	0.76	0.16	1.16	—	1.32	—	12.07	5.93	1.42	1.31	1.31	1.20	3,785	85
05-31-17	11.06	0.20	1.57	1.77	0.20	—	—	0.20	—	12.63	16.17	1.46	1.35	1.35	1.66	5,062	80
Class R6
11-30-21+	14.65	0.09•	(0.28)	(0.19)	0.07	—	—	0.07	—	14.39	(1.33)	0.79	0.74	0.74	1.28	17,976	29
05-31-21	10.68	0.18•	4.82	5.00	0.19	0.84	—	1.03	—	14.65	49.15	0.80	0.74	0.74	1.45	18,739	94
05-31-20	12.01	0.22•	(0.38)	(0.16)	0.25	0.92	—	1.17	—	10.68	(2.47)	0.80	0.74	0.74	1.82	14,936	154
05-31-19	13.06	0.26	(0.07)	0.19	0.23	1.01	—	1.24	—	12.01	1.90	0.80	0.74	0.74	1.96	106,327	90
05-31-18	13.55	0.24	0.67	0.91	0.24	1.16	—	1.40	—	13.06	6.66	0.80	0.74	0.74	1.77	165,612	85
05-31-17	11.85	0.29	1.68	1.97	0.27	—	—	0.27	—	13.55	16.84	0.80	0.74	0.74	2.28	183,934	80
Class W
11-30-21+	14.66	0.09•	(0.29)	(0.20)	0.06	—	—	0.06	—	14.40	(1.37)	0.90	0.85	0.85	1.17	4,909	29
05-31-21	10.69	0.17•	4.82	4.99	0.18	0.84	—	1.02	—	14.66	48.94	0.91	0.85	0.85	1.35	5,267	94
05-31-20	12.01	0.22•	(0.39)	(0.17)	0.23	0.92	—	1.15	—	10.69	(2.50)	0.94	0.85	0.85	1.79	4,762	154
05-31-19	13.03	0.23•	(0.04)	0.19	0.20	1.01	—	1.21	—	12.01	1.92	0.93	0.85	0.85	1.81	6,265	90
05-31-18	13.53	0.23	0.65	0.88	0.22	1.16	—	1.38	—	13.03	6.46	0.92	0.85	0.85	1.67	13,689	85
05-31-17	11.83	0.27	1.69	1.96	0.26	—	—	0.26	—	13.53	16.75	0.96	0.85	0.85	2.15	17,729	80
Voya MidCap Opportunities Fund
Class A
11-30-21+	23.82	(0.11)•	1.77	1.66	—	—	—	—	—	25.48	6.97	1.21	1.20	1.20	(0.85)	361,018	38
05-31-21	20.41	(0.20)•	8.70	8.50	—	5.09	—	5.09	—	23.82	43.16	1.27	1.25	1.25	(0.87)	346,695	82
05-31-20	19.28	(0.07)	2.67	2.60	—	1.47	—	1.47	—	20.41	13.68	1.28	1.27	1.27	(0.34)	275,279	92
05-31-19	22.97	(0.07)	0.31	0.24	—	3.93	—	3.93	—	19.28	2.97	1.26	1.26	1.26	(0.36)	277,900	103
05-31-18	23.52	(0.11)	3.05	2.94	—	3.49	—	3.49	—	22.97	13.13	1.26	1.26	1.26	(0.42)	266,052	102
05-31-17	21.59	(0.06)	3.41	3.35	—	1.42	—	1.42	—	23.52	16.27	1.29	1.29	1.29	(0.26)	313,595	88
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya MidCap Opportunities Fund (continued)
Class C
11-30-21+	13.68	(0.12)•	1.01	0.89	—	—	—	—	—	14.57	6.51	1.96	1.95	1.95	(1.61)	16,521	38
05-31-21	13.41	(0.23)•	5.59	5.36	—	5.09	—	5.09	—	13.68	42.15	2.02	2.00	2.00	(1.62)	23,803	82
05-31-20	13.22	(0.14)•	1.80	1.66	—	1.47	—	1.47	—	13.41	12.81	2.03	2.02	2.02	(1.04)	27,377	92
05-31-19	17.21	(0.18)	0.12	(0.06)	—	3.93	—	3.93	—	13.22	2.14	2.01	2.01	2.01	(1.12)	56,335	103
05-31-18	18.55	(0.21)•	2.36	2.15	—	3.49	—	3.49	—	17.21	12.33	2.01	2.01	2.01	(1.18)	83,124	102
05-31-17	17.44	(0.18)•	2.71	2.53	—	1.42	—	1.42	—	18.55	15.41	2.04	2.04	2.04	(1.01)	99,275	88
Class I
11-30-21+	29.83	(0.09)•	2.21	2.12	—	—	—	—	—	31.95	7.11	0.92	0.91	0.91	(0.57)	537,038	38
05-31-21	24.53	(0.16)•	10.55	10.39	—	5.09	—	5.09	—	29.83	43.65	0.94	0.92	0.92	(0.55)	504,762	82
05-31-20	22.84	(0.01)	3.17	3.16	—	1.47	—	1.47	—	24.53	14.01	0.98	0.97	0.97	(0.01)	431,603	92
05-31-19	26.35	(0.02)	0.44	0.42	—	3.93	—	3.93	—	22.84	3.30	0.96	0.97	0.97	(0.08)	580,296	103
05-31-18	26.44	(0.04)	3.44	3.40	—	3.49	—	3.49	—	26.35	13.44	0.98	0.98	0.98	(0.15)	716,855	102
05-31-17	24.03	0.01	3.82	3.83	—	1.42	—	1.42	—	26.44	16.63	1.00	0.98	0.98	0.05	669,767	88
Class P3
11-30-21+	31.19	0.06•	2.31	2.37	—	—	—	—	—	33.56	7.60	0.84	0.00 *	0.00 *	0.35	3	38
05-31-21	25.25	0.11•	10.92	11.03	—	5.09	—	5.09	—	31.19	45.04	0.87	0.00*	0.00*	0.37	3	82
05-31-20	23.26	0.22•	3.24	3.46	—	1.47	—	1.47	—	25.25	15.08	0.87	0.00*	0.00*	0.92	1,560	92
06-01-18(4) - 05-31-19	26.81	0.22•	0.16	0.38	—	3.93	—	3.93	—	23.26	3.17	0.85	0.00*	0.00*	0.90	1,126	103
Class R
11-30-21+	22.68	(0.14)•	1.69	1.55	—	—	—	—	—	24.23	6.83	1.46	1.45	1.45	(1.10)	2,912	38
05-31-21	19.65	(0.25)•	8.37	8.12	—	5.09	—	5.09	—	22.68	42.86	1.52	1.50	1.50	(1.12)	3,388	82
05-31-20	18.66	(0.11)•	2.57	2.46	—	1.47	—	1.47	—	19.65	13.38	1.53	1.52	1.52	(0.58)	2,743	92
05-31-19	22.42	(0.14)	0.31	0.17	—	3.93	—	3.93	—	18.66	2.70	1.51	1.51	1.51	(0.62)	3,021	103
05-31-18	23.09	(0.14)	2.96	2.82	—	3.49	—	3.49	—	22.42	12.84	1.51	1.51	1.51	(0.68)	3,757	102
05-31-17	21.27	(0.11)•	3.35	3.24	—	1.42	—	1.42	—	23.09	15.99	1.54	1.54	1.54	(0.52)	3,521	88
Class R6
11-30-21+	30.22	(0.08)•	2.24	2.16	—	—	—	—	—	32.38	7.15	0.84	0.83	0.83	(0.49)	150,388	38
05-31-21	24.78	(0.14)•	10.67	10.53	—	5.09	—	5.09	—	30.22	43.78	0.86	0.84	0.84	(0.47)	162,052	82
05-31-20	23.04	0.02	3.19	3.21	—	1.47	—	1.47	—	24.78	14.11	0.87	0.86	0.86	0.08	133,027	92
05-31-19	26.51	0.01	0.45	0.46	—	3.93	—	3.93	—	23.04	3.43	0.85	0.85	0.85	0.04	153,726	103
05-31-18	26.56	(0.01)	3.45	3.44	—	3.49	—	3.49	—	26.51	13.54	0.87	0.87	0.87	(0.03)	134,196	102
05-31-17	24.10	0.04	3.84	3.88	—	1.42	—	1.42	—	26.56	16.79	0.88	0.88	0.88	0.14	163,629	88
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya MidCap Opportunities Fund (continued)
Class W
11-30-21+	29.11	(0.10)•	2.17	2.07	—	—	—	—	—	31.18	7.11	0.96	0.95	0.95	(0.60)	85,751	38
05-31-21	24.05	(0.17)•	10.32	10.15	—	5.09	—	5.09	—	29.11	43.51	1.02	1.00	1.00	(0.61)	88,959	82
05-31-20	22.43	(0.02)	3.11	3.09	—	1.47	—	1.47	—	24.05	13.95	1.03	1.02	1.02	(0.08)	82,191	92
05-31-19	25.96	(0.03)	0.43	0.40	—	3.93	—	3.93	—	22.43	3.26	1.01	1.01	1.01	(0.12)	108,707	103
05-31-18	26.11	(0.04)	3.38	3.34	—	3.49	—	3.49	—	25.96	13.38	1.01	1.01	1.01	(0.18)	136,705	102
05-31-17	23.76	0.00*	3.77	3.77	—	1.42	—	1.42	—	26.11	16.56	1.04	1.04	1.04	(0.03)	123,051	88
Voya Multi-Manager Mid Cap Value Fund
Class I
11-30-21+	11.72	0.06•	(0.04)	0.02	—	—	—	—	—	11.74	0.17	0.78	0.78	0.78	0.94	131,124	15
05-31-21	7.83	0.09•	4.22	4.31	0.10	0.32	—	0.42	—	11.72	56.34(5)	0.79	0.78	0.78	0.93	175,387	47
05-31-20	9.26	0.12	(0.55)	(0.43)	0.12	0.88	—	1.00	—	7.83	(6.73)	0.88	0.83	0.83	1.26	106,294	63
05-31-19	11.99	0.12	(1.15)	(1.03)	0.13	1.57	—	1.70	—	9.26	(7.77)	0.92	0.88	0.88	1.04	113,560	36
05-31-18	11.38	0.11	1.34	1.45	0.09	0.75	—	0.84	—	11.99	12.91	0.86	0.84	0.84	0.83	180,650	26
05-31-17	10.31	0.11	1.29	1.40	0.14	0.19	—	0.33	—	11.38	13.66	0.86	0.84	0.84	0.89	213,085	24
Class P
11-30-21+	11.87	0.10•	(0.04)	0.06	—	—	—	—	—	11.93	0.51	0.77	0.05	0.05	1.65	72,496	15
05-31-21	7.91	0.16•	4.23	4.39	0.11	0.32	—	0.43	—	11.87	56.66(5)	0.79	0.08	0.08	1.58	103,285	47
05-31-20	9.27	0.18	(0.54)	(0.36)	0.12	0.88	—	1.00	—	7.91	(5.97)	2.05	0.15	0.15	1.91	3	63
02-28-19(4) - 05-31-19	9.86	0.04•	(0.63)	(0.59)	—	—	—	—	—	9.27	(5.98)	1.99	0.15	0.15	1.77	3	36
Class P3
11-30-21+	11.98	0.10•	(0.04)	0.06	—	—	—	—	—	12.04	0.50	0.77	0.00 *	0.00 *	1.68	3	15
05-31-21	7.99	0.16•	4.25	4.41	0.10	0.32	—	0.42	—	11.98	56.47(5)	0.79	0.00*	0.00*	1.63	3	47
05-31-20	9.35	0.19•	(0.55)	(0.36)	0.12	0.88	—	1.00	—	7.99	(5.86)	0.88	0.00*	0.00*	2.07	3,492	63
06-01-18(4) - 05-31-19	12.08	0.20•	(1.23)	(1.03)	0.13	1.57	—	1.70	—	9.35	(7.65)	0.92	0.00*	0.00*	1.87	2,377	36
Voya SmallCap Opportunities Fund
Class A
11-30-21+	66.50	(0.29)•	(2.20)	(2.49)	—	—	—	—	—	64.01	(3.74)	1.49	1.27	1.27	(0.86)	73,989	67
05-31-21	47.03	(0.54)•	20.01	19.47	—	—	—	—	—	66.50	41.40	1.60	1.35	1.35	(0.92)	79,301	135
05-31-20	45.06	(0.32)•	2.29	1.97	—	—	—	—	—	47.03	4.37	1.44	1.40	1.40	(0.69)	66,553	131
05-31-19	61.40	(0.25)	(7.39)	(7.64)	—	8.70	—	8.70	—	45.06	(11.51)	1.36	1.36	1.36	(0.45)	133,387	123
05-31-18	58.22	(0.24)	9.16	8.92	—	5.74	—	5.74	—	61.40	15.86	1.35	1.35	1.35	(0.38)	195,549	88
05-31-17	50.48	(0.19)	9.45	9.26	—	1.52	—	1.52	—	58.22	18.50	1.40	1.40	1.40	(0.33)	193,523	79
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya SmallCap Opportunities Fund (continued)
Class C
11-30-21+	46.47	(0.38)•	(1.52)	(1.90)	—	—	—	—	—	44.57	(4.09)	2.24	2.02	2.02	(1.62)	5,603	67
05-31-21	33.11	(0.68)•	14.04	13.36	—	—	—	—	—	46.47	40.35	2.35	2.10	2.10	(1.67)	7,285	135
05-31-20	31.97	(0.48)•	1.62	1.14	—	—	—	—	—	33.11	3.57	2.19	2.15	2.15	(1.44)	8,062	131
05-31-19	46.96	(0.48)•	(5.81)	(6.29)	—	8.70	—	8.70	—	31.97	(12.24)	2.11	2.11	2.11	(1.19)	19,506	123
05-31-18	46.07	(0.53)•	7.16	6.63	—	5.74	—	5.74	—	46.96	15.03	2.10	2.10	2.10	(1.13)	36,198	88
05-31-17	40.53	(0.48)•	7.54	7.06	—	1.52	—	1.52	—	46.07	17.60	2.15	2.15	2.15	(1.09)	50,475	79
Class I
11-30-21+	74.78	(0.22)•	(2.47)	(2.69)	—	—	—	—	—	72.09	(3.60)	1.20	0.98	0.98	(0.59)	58,593	67
05-31-21	52.70	(0.37)•	22.45	22.08	—	—	—	—	—	74.78	41.90	1.27	1.00	1.00	(0.58)	97,121	135
05-31-20	50.33	(0.19)•	2.56	2.37	—	—	—	—	—	52.70	4.71	1.13	1.07	1.07	(0.37)	113,287	131
05-31-19	67.14	(0.07)•	(8.04)	(8.11)	—	8.70	—	8.70	—	50.33	(11.20)	1.02	1.02	1.02	(0.11)	233,232	123
05-31-18	63.00	(0.06)•	9.94	9.88	—	5.74	—	5.74	—	67.14	16.19	1.06	1.06	1.06	(0.09)	845,689	88
05-31-17	54.36	(0.02)	10.18	10.16	—	1.52	—	1.52	—	63.00	18.84	1.11	1.11	1.11	(0.05)	425,691	79
Class P3
11-30-21+	77.83	0.16•	(2.59)	(2.43)	—	—	—	—	—	75.40	(3.12)	2.13	0.00*	0.00*	0.40	4	67
05-31-21	54.31	0.29•	23.23	23.52	—	—	—	—	—	77.83	43.31	2.23	0.00*	0.00*	0.42	4	135
05-31-20	51.33	0.37	2.61	2.98	—	—	—	—	—	54.31	5.81	2.20	0.00*	0.00*	0.68	3	131
06-04-18(4) - 05-31-19	68.64	0.53•	(9.14)	(8.61)	—	8.70	—	8.70	—	51.33	(11.62)	2.08	0.00*	0.00*	0.90	3	123
Class R
11-30-21+	64.24	(0.36)•	(2.12)	(2.48)	—	—	—	—	—	61.76	(3.86)	1.74	1.52	1.52	(1.12)	876	67
05-31-21	45.54	(0.66)•	19.36	18.70	—	—	—	—	—	64.24	41.06	1.85	1.60	1.60	(1.17)	1,242	135
05-31-20	43.75	(0.43)•	2.22	1.79	—	—	—	—	—	45.54	4.09	1.69	1.65	1.65	(0.95)	1,027	131
05-31-19	60.06	(0.36)•	(7.25)	(7.61)	—	8.70	—	8.70	—	43.75	(11.73)	1.61	1.61	1.61	(0.70)	3,284	123
05-31-18	57.20	(0.39)	8.99	8.60	—	5.74	—	5.74	—	60.06	15.57	1.60	1.60	1.60	(0.64)	3,993	88
05-31-17	49.74	(0.32)•	9.30	8.98	—	1.52	—	1.52	—	57.20	18.21	1.65	1.65	1.65	(0.59)	3,627	79
Class R6
11-30-21+	75.69	(0.19)•	(2.50)	(2.69)	—	—	—	—	—	73.00	(3.55)	1.10	0.88	0.88	(0.49)	14,439	67
05-31-21	53.26	(0.29)•	22.72	22.43	—	—	—	—	—	75.69	42.11	1.10	0.90	0.90	(0.46)	29,553	135
05-31-20	50.81	(0.15)•	2.60	2.45	—	—	—	—	—	53.26	4.82	1.01	0.97	0.97	(0.27)	68,687	131
05-31-19	67.61	(0.02)	(8.08)	(8.10)	—	8.70	—	8.70	—	50.81	(11.10)	0.94	0.94	0.94	(0.03)	221,728	123
05-31-18	63.33	0.03•	9.99	10.02	—	5.74	—	5.74	—	67.61	16.33	0.92	0.92	0.92	0.04	322,756	88
05-31-17	54.55	0.07	10.23	10.30	—	1.52	—	1.52	—	63.33	19.03	0.96	0.96	0.96	0.10	192,978	79
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya SmallCap Opportunities Fund (continued)
Class W
11-30-21+	73.38	(0.23)•	(2.42)	(2.65)	—	—	—	—	—	70.73	(3.61)	1.24	1.02	1.02	(0.62)	7,421	67
05-31-21	51.77	(0.43)•	22.04	21.61	—	—	—	—	—	73.38	41.74	1.35	1.10	1.10	(0.67)	8,214	135
05-31-20	49.47	(0.24)•	2.54	2.30	—	—	—	—	—	51.77	4.65	1.19	1.15	1.15	(0.48)	8,537	131
05-31-19	66.21	(0.12)	(7.92)	(8.04)	—	8.70	—	8.70	—	49.47	(11.25)	1.11	1.11	1.11	(0.20)	68,643	123
05-31-18	62.23	(0.09)	9.81	9.72	—	5.74	—	5.74	—	66.21	16.14	1.10	1.10	1.10	(0.13)	92,815	88
05-31-17	53.72	(0.07)•	10.10	10.03	—	1.52	—	1.52	—	62.23	18.82	1.15	1.15	1.15	(0.11)	87,134	79
Voya U.S. High Dividend Low Volatility Fund
Class A
11-30-21+	14.33	0.14•	0.21	0.35	0.13	—	—	0.13	—	14.55	2.46	1.15	0.60	0.60	1.89	1,258	45
05-31-21	11.05	0.21•	3.34	3.55	0.27	—	—	0.27	—	14.33	32.50	1.23	0.72	0.72	1.72	916	97
05-31-20	11.31	0.23	(0.07)	0.16	0.28	0.14	—	0.42	—	11.05	1.29	1.26	0.80	0.80	2.07	766	61
05-31-19	11.51	0.25•	0.16	0.41	0.20	0.41	—	0.61	—	11.31	3.87	1.26	0.80	0.80	2.19	281	62
05-31-18	10.74	0.24•	1.02	1.26	0.30	0.19	—	0.49	—	11.51	11.77	1.71	0.80	0.80	2.09	130	33
12-06-16(4) - 05-31-17	10.00	0.12•	0.63	0.75	0.01	—	—	0.01	—	10.74	7.56	2.76	0.81	0.81	2.28	38	16
Class I
11-30-21+	14.39	0.16•	0.22	0.38	0.15	—	—	0.15	—	14.62	2.64	0.40	0.33	0.33	2.16	64,165	45
05-31-21	11.10	0.25•	3.35	3.60	0.31	—	—	0.31	—	14.39	32.84	0.49	0.46	0.46	2.01	64,631	97
05-31-20	11.36	0.28•	(0.09)	0.19	0.31	0.14	—	0.45	—	11.10	1.57	0.51	0.51	0.51	2.33	101,037	61
05-31-19	11.55	0.26	0.20	0.46	0.24	0.41	—	0.65	—	11.36	4.28	0.51	0.52	0.52	2.39	299,079	62
05-31-18	10.77	0.31•	0.99	1.30	0.33	0.19	—	0.52	—	11.55	12.09	0.78	0.55	0.55	2.76	155,151	33
12-06-16(4) - 05-31-17	10.00	0.12•	0.67	0.79	0.02	—	—	0.02	—	10.77	7.90	1.04	0.56	0.56	2.40	19,030	16
Class P3
11-30-21+	14.61	0.19•	0.21	0.40	0.15	—	—	0.15	—	14.86	2.74	0.40	0.00 *	0.00 *	2.50	3	45
05-31-21	11.21	0.31•	3.40	3.71	0.31	—	—	0.31	—	14.61	33.50	0.49	0.00*	0.00*	2.50	3	97
05-31-20	11.40	0.33•	(0.07)	0.26	0.31	0.14	—	0.45	—	11.21	2.19	0.51	0.00*	0.00*	2.78	2,475	61
09-28-18(4) - 05-31-19	12.38	0.23•	(0.60)	(0.37)	0.20	0.41	—	0.61	—	11.40	(2.72)	0.52	0.00*	0.00*	2.94	8,480	62
Class R6
11-30-21+	14.39	0.16•	0.22	0.38	0.15	—	—	0.15	—	14.62	2.64	0.40	0.32	0.32	2.17	59,040	45
05-31-21	11.10	0.25•	3.35	3.60	0.31	—	—	0.31	—	14.39	32.85	0.49	0.45	0.45	2.02	54,091	97
09-30-19(4) - 05-31-20	12.29	0.18•	(1.00)	(0.82)	0.23	0.14	—	0.37	—	11.10	(6.71)	0.51	0.51	0.51	2.25	92,638	61

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

Financial Highlights (continued)

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

(5)
Excluding a payment by affiliate in the fiscal year ended May 31, 2021, the total return for Voya Multi-Manager Mid Cap Value Fund would have been 56.13%, 56.45% and 56.26% on Classes I, P and P3, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for: Voya Large-Cap Growth Fund (“Large-Cap Growth”), Voya Large Cap Value Fund (“Large Cap Value”), Voya MidCap Opportunities Fund (“MidCap Opportunities”), Voya Multi-Manager Mid Cap Value Fund (“Multi-Manager Mid Cap Value”), Voya SmallCap Opportunities Fund (“SmallCap Opportunities”), and Voya U.S. High Dividend Low Volatility Fund (“U.S. High Dividend Low Volatility”) (each, a “Fund” and collectively, the “Funds”). Each Fund, except Large-Cap Growth, is a diversified series of the Trust. Effective October 7, 2021, Large-Cap Growth is a non-diversified series of the Trust. Prior to October 7, 2021, Large-Cap Growth was a diversified series of the Trust.
Each Fund offers at least three or more of the following classes of shares: Class A, Class C, Class I, Class P, Class P3, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Effective November 2, 2021, Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase. Prior to November 2, 2021, Class C shares, along with their pro rata reinvested dividend shares, automatically converted to Class A shares ten years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, to serve as sub-adviser to certain of the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolios of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.
Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
The Funds have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and/or a percentage decrease in a Fund’s NAV, which could cause a Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.
There were no open OTC derivatives for any Fund as of November 30, 2021.
E. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund declares and pays dividends, if any, as follows:
Annually	Quarterly
Large-Cap Growth MidCap Opportunities Multi-Manager Mid Cap Value SmallCap Opportunities	Large Cap Value U.S. High Dividend Low Volatility
Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
F. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.
G. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 1/3% of its total assets (except Large-Cap Growth which may temporarily lend up to 30% of its total assets) to brokers, dealers or other financial institutions in exchange for a

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.
I. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended November 30, 2021, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:
	Purchases	Sales
Large-Cap Growth	$593,882,144	$816,681,624
Large Cap Value	212,131,487	237,096,640
MidCap Opportunities	446,008,179	506,750,867
Multi-Manager Mid Cap Value	38,444,653	111,172,991
SmallCap Opportunities	125,957,950	182,751,086
U.S. High Dividend Low Volatility	57,469,697	54,168,986
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi-Manager Mid Cap Value, may, from time to time, directly manage a portion of the Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.
Fund	As a Percentage of Average Daily Net Assets
Large-Cap Growth	0.51% on all assets
Large Cap Value	0.75% on the first $1 billion; 0.725% on the next $1 billion; 0.70% on the next $1 billion; 0.675% on the next $1 billion; and 0.65% thereafter
MidCap Opportunities	0.85% on the first $500 million; 0.80% on the next $400 million; 0.75% on the next $450 million; and 0.70% thereafter
Multi-Manager Mid Cap Value(1)	Direct Investments 0.80% Passively Managed Assets 0.40%
SmallCap Opportunities	1.00% on first $250 million; 0.90% on next $250 million; 0.85% on next $250 million; and 0.82% thereafter
U.S. High Dividend Low Volatility	0.29% on all assets

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

(1)
The Investment Adviser is contractually obligated to waive the management fee for Class P shares of Multi-Manager Mid Cap Value through October 1, 2022. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, each sub-adviser manages each respective Fund’s assets in accordance with that Fund’s investment objectives, polices, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):
Fund	Sub-Adviser
Large-Cap Growth	Voya IM*
Large Cap Value	Voya IM*
MidCap Opportunities	Voya IM*
Multi-Manager Mid Cap Value	Hahn Capital Management, LLC, LSV Asset Management and Voya IM*
SmallCap Opportunities U.S High Dividend Low Volatility	Voya IM* Voya IM*
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A, Class C, and Class R shares of each respective Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each share class pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:
	Class A	Class C	Class R
Large-Cap Growth	0.25%(1)	1.00%	0.50%
Large Cap Value	0.25%	1.00%	0.50%(2)
MidCap Opportunities	0.25%	1.00%	0.50%
SmallCap Opportunities	0.25%	1.00%	0.50%
U.S. High Dividend Low Volatility	0.25%	N/A	N/A

(1)
Of this 0.25% rate, Distribution Fees shall not exceed 0.10%.

(2)
The Distributor has agreed to waive 0.05% of the distribution fee. Termination or modification of this obligation requires approval by the Board.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended November 30, 2021, the Distributor retained the following amounts in sales charges from the following Funds:
	Class A	Class C
Initial Sales Charges:
Large-Cap Growth	$8,257	$—
Large Cap Value	4,623	—
MidCap Opportunities	5,436	—
SmallCap Opportunities	970	—
U.S. High Dividend Low Volatility	358	—
Contingent Deferred Sales Charges:
Large-Cap Growth	$41	$1,806
Large Cap Value	87	102
MidCap Opportunities	1,456	573
SmallCap Opportunities	553	4,423
U.S. High Dividend Low Volatility	2,335	—
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
During the period ended November 30, 2021, Large-Cap Growth incurred $98,050 of proxy and solicitation costs associated with the Fund’s classification change from diversified to non-diversified.
At November 30, 2021, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:
Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Global Diversified Payment Fund	U.S. High Dividend Low Volatility	14.40%
Voya Investment Trust Co.	Multi-Manager Mid Cap Value	35.26
Voya Solution 2025 Portfolio	U.S. High Dividend Low Volatility	21.37
Voya Solution 2035 Portfolio	Multi-Manager Mid Cap Value	6.55
Voya Solution 2045 Portfolio	Multi-Manager Mid Cap Value	5.03
Voya Solution Moderately Aggressive Portfolio	Multi-Manager Mid Cap Value	12.06
The Investment Adviser may direct the Funds’ sub-advisers to use their best efforts (subject to obtaining best execution

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture in the accompanying Statements of Operations.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2021, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:
Fund	Amount
Large-Cap Growth	$2,226
Large Cap Value	14,621
MidCap Opportunities	11,516
Multi-Manager Mid Cap Value	—
SmallCap Opportunities	773
U.S. High Dividend Low Volatility	2
NOTE 7 — LICENSING FEE
Multi-Manager Mid Cap Value pays an annual licensing fee to Frank Russell Company.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”)
with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
	Class A	Class C	Class I	Class P	Class P3	Class R	Class R6	Class W
Large-Cap Growth	1.15%	1.90%	0.90%	N/A	0.00%	1.40%	0.80%	0.90%
Large Cap Value	1.25%	2.00%	1.00%	N/A	0.00%	1.50%	0.78%	1.00%
MidCap Opportunities	1.35%	2.10%	0.98%	N/A	0.00%	1.60%	0.88%	1.10%
Multi-Manager Mid Cap Value	N/A	N/A	0.78%	0.15%	0.00%	N/A	N/A	N/A
SmallCap Opportunities	1.50%	2.25%	1.15%	N/A	0.00%	1.75%	1.05%	1.25%
U.S. High Dividend Low Volatility	0.60%	N/A	0.35%	N/A	0.00%	N/A	0.32%	N/A
Pursuant to side letter agreements, through October 1, 2022, the Investment Adviser has further lowered the expense limits for the following Funds. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreements will continue. Termination or modification of these obligations requires approval by the Board.
	Class A	Class C	Class I	Class P3	Class R	Class R6	Class W
Large-Cap Growth	1.04%	1.79%	0.66%	0.00%	1.29%	0.58%	0.79%
Large Cap Value	1.10%	1.85%	0.76%	0.00%	1.35%	0.74%	0.85%
MidCap Opportunities(1)	1.26%	2.01%	0.93%	0.00%	1.51%	0.83%	1.01%
SmallCap Opportunities(1)	1.33%	2.08%	0.98%	0.00%	1.58%	0.88%	1.08%

(1)
Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above and with the exception of the non-recoupable Class P management fee waiver for Multi-Manager Mid Cap Value, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of November 30, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

	November 30,
	2022	2023	2024	Total
Large-Cap Growth	$60,764	$92,245	$49,664	$202,673
Large Cap Value	508,987	454,719	396,085	1,359,791
Multi-Manager Mid Cap Value	54,274	55,680	24,850	134,804
U.S. High Dividend Low Volatility	46,421	49,981	100,225	196,627
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of November 30, 2021, are as follows:
	November 30,
	2022	2023	2024	Total
Large Cap Value
Class A	$113,720	$79,180	$24,913	$217,813
Class C	12,204	3,499	553	16,256
Class I	48,789	30,973	1,829	81,591
Class R	580	—	—	580
Class W	2,371	1,137	295	3,803
Multi-Manager Mid Cap Value
Class I	—	3,815	7,241	11,056
Class P	24	16	—	40
U.S. High Dividend Low Volatility
Class A	1,918	3,586	4,544	10,048
Class R6	—	966	1,412	2,378
The expense limitation agreements are contractual through October 1, 2022, and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective June 14, 2021, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Funds utilized the line of credit during the period ended November 30, 2021:
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Large-Cap Growth	1	$4,355,000	1.33%
MidCap Opportunities	3	596,000	1.33
Multi-Manager Mid Cap Value	1	22,441,000	1.33
SmallCap Opportunities	6	1,152,000	1.34
U.S. High Dividend Low Volatility	1	617,000	1.26

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Large-Cap Growth
Class A
11/30/2021	192,518	—	—	(166,737)	—	25,781	10,855,529	—	—	(9,373,335)	—	1,482,194
5/31/2021	469,581	—	306,384	(407,925)	—	368,040	23,390,960	—	14,841,257	(20,300,623)	—	17,931,593
Class C
11/30/2021	16,476	—	—	(161,857)	—	(145,381)	729,240	—	—	(7,296,358)	—	(6,567,118)
5/31/2021	65,365	—	83,241	(193,340)	—	(44,734)	2,632,275	—	3,198,948	(7,760,182)	—	(1,928,960)
Class I
11/30/2021	1,142,027	—	—	(2,061,024)	—	(918,997)	73,729,124	—	—	(133,058,880)	—	(59,329,756)
5/31/2021	4,018,967	—	1,515,733	(4,438,897)	—	1,095,803	227,579,528	—	83,486,584	(248,079,272)	—	62,986,840
Class P3
11/30/2021	—	—	—	(2)	—	(2)	—	—	—	(125)	—	(125)
5/31/2021	154,857	—	40,459	(512,635)	—	(317,319)	8,803,735	—	2,268,529	(30,889,652)	—	(19,817,389)
Class R
11/30/2021	2,454	—	—	(771)	—	1,683	152,263	—	—	(46,381)	—	105,882
5/31/2021	4,543	—	2,118	(6,406)	—	254	251,169	—	114,365	(359,981)	—	5,553
Class R6
11/30/2021	386,852	—	—	(2,698,913)	—	(2,312,061)	24,952,631	—	—	(176,644,310)	—	(151,691,679)
5/31/2021	1,293,763	—	614,423	(2,131,979)	—	(223,792)	73,399,777	—	33,867,002	(119,820,288)	—	(12,553,509)
Class W
11/30/2021	48,253	—	—	(187,638)	—	(139,385)	3,002,680	—	—	(11,734,884)	—	(8,732,204)
5/31/2021	705,143	—	95,694	(934,871)	—	(134,035)	39,203,085	—	5,104,301	(48,254,181)	—	(3,946,796)
Large Cap Value
Class A
11/30/2021	764,932	—	103,474	(1,504,939)	—	(636,533)	10,376,428	—	1,362,485	(19,974,880)	—	(8,235,967)
5/31/2021	1,211,822	—	2,791,991	(3,928,195)	—	75,618	13,567,380	—	30,483,723	(43,451,487)	—	599,616
Class C
11/30/2021	90,912	—	375	(391,852)	—	(300,565)	1,195,291	—	4,931	(5,322,148)	—	(4,121,926)
5/31/2021	73,218	—	77,964	(775,216)	—	(624,034)	862,554	—	850,985	(8,397,509)	—	(6,683,969)
Class I
11/30/2021	1,116,669	—	81,967	(1,422,243)	—	(223,607)	16,445,320	—	1,195,172	(20,871,855)	—	(3,231,363)
5/31/2021	3,437,157	—	1,728,314	(8,256,034)	—	(3,090,563)	43,126,118	—	20,851,910	(101,311,671)	—	(37,333,643)
Class P3
11/30/2021	—	—	1	—	—	1	—	—	14	—	—	14
5/31/2021	558,848	—	75,517	(1,297,841)	—	(663,476)	6,732,073	—	933,386	(18,399,199)	—	(10,733,740)
Class R
11/30/2021	24,092	—	148	(26,963)	—	(2,723)	322,076	—	1,950	(352,462)	—	(28,436)
5/31/2021	27,087	—	7,477	(32,218)	—	2,347	289,742	—	81,952	(383,694)	—	(12,001)
Class R6
11/30/2021	29,490	—	5,817	(64,935)	—	(29,628)	434,834	—	84,640	(975,691)	—	(456,217)
5/31/2021	86,356	—	107,040	(313,464)	—	(120,068)	1,158,254	—	1,289,470	(3,931,084)	—	(1,483,361)
Class W
11/30/2021	1,047	—	1,338	(20,660)	—	(18,275)	15,315	—	19,487	(304,022)	—	(269,220)
5/31/2021	38,861	—	29,939	(155,301)	—	(86,501)	451,498	—	360,499	(1,800,798)	—	(988,802)

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
MidCap Opportunities
Class A
11/30/2021	685,975	—	—	(1,070,742)	—	(384,767)	18,086,452	—	—	(27,990,361)	—	(9,903,909)
5/31/2021	1,411,614	—	2,445,731	(2,791,660)	—	1,065,686	32,707,295	—	54,931,122	(64,565,729)	—	23,072,689
Class C
11/30/2021	30,963	—	—	(637,500)	—	(606,537)	450,246	—	—	(9,746,463)	—	(9,296,217)
5/31/2021	146,261	—	581,350	(1,029,182)	—	(301,570)	2,061,008	—	7,522,675	(14,772,608)	—	(5,188,925)
Class I
11/30/2021	1,635,517	—	—	(1,749,533)	—	(114,016)	53,940,815	—	—	(56,652,088)	—	(2,711,273)
5/31/2021	4,074,895	—	2,318,218	(7,064,434)	—	(671,321)	116,965,946	—	65,095,569	(198,086,977)	—	(16,025,462)
Class P3
11/30/2021	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2021	19,658	—	10,298	(91,659)	—	(61,703)	579,650	—	301,007	(2,935,532)	—	(2,054,875)
Class R
11/30/2021	8,346	—	—	(37,549)	—	(29,203)	210,287	—	—	(926,527)	—	(716,240)
5/31/2021	14,108	—	27,652	(31,932)	—	9,828	309,845	—	592,021	(717,121)	—	184,745
Class R6
11/30/2021	752,391	—	—	(1,471,025)	—	(718,634)	24,613,335	—	—	(49,578,402)	—	(24,965,067)
5/31/2021	2,285,639	—	684,966	(2,975,196)	—	(4,591)	67,365,915	—	19,480,436	(85,658,729)	—	1,187,622
Class W
11/30/2021	116,908	—	—	(422,211)	—	(305,303)	3,708,258	—	—	(13,474,938)	—	(9,766,680)
5/31/2021	1,423,830	—	341,050	(2,126,980)	—	(362,100)	40,880,860	—	9,351,597	(54,911,483)	—	(4,679,027)
Multi-Manager Mid Cap Value
Class I
11/30/2021	455,587	—	—	(4,248,623)	—	(3,793,036)	5,343,643	—	—	(50,499,122)	—	(45,155,479)
5/31/2021	5,858,724	—	556,113	(5,029,088)	—	1,385,749	63,496,407	—	5,277,513	(47,813,742)	—	20,960,179
Class P
11/30/2021	839,200	—	—	(3,462,889)	—	(2,623,689)	10,019,715	—	—	(41,824,263)	—	(31,804,548)
5/31/2021	9,880,726	—	236,685	(1,416,752)	—	8,700,658	92,235,317	—	2,274,539	(13,712,549)	—	80,797,307
Class P3
11/30/2021	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2021	171,604	—	20,812	(628,962)	—	(436,546)	1,621,990	—	201,671	(7,139,998)	—	(5,316,337)
SmallCap Opportunities
Class A
11/30/2021	26,162	—	—	(62,823)	—	(36,661)	1,776,932	—	—	(4,203,184)	—	(2,426,252)
5/31/2021	55,376	—	—	(278,005)	—	(222,629)	3,239,591	—	—	(15,735,694)	—	(12,496,104)
Class C
11/30/2021	2,880	—	—	(33,926)	—	(31,046)	132,028	—	—	(1,599,812)	—	(1,467,784)
5/31/2021	8,948	—	—	(95,663)	—	(86,715)	385,814	—	—	(3,669,283)	—	(3,283,469)
Class I
11/30/2021	50,604	—	—	(536,593)	—	(485,989)	3,796,857	—	—	(39,680,467)	—	(35,883,610)
5/31/2021	197,114	—	—	(1,047,915)	—	(850,800)	13,340,129	—	—	(64,500,540)	—	(51,160,411)
Class P3
11/30/2021	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2021	—	—	—	—	—	—	—	—	—	—	—	—

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
SmallCap Opportunities (continued)
Class R
11/30/2021	1,098	—	—	(6,241)	—	(5,143)	71,342	—	—	(406,610)	—	(335,268)
5/31/2021	5,428	—	—	(8,639)	—	(3,211)	307,007	—	—	(471,705)	—	(164,699)
Class R6
11/30/2021	21,505	—	—	(214,177)	—	(192,672)	1,634,159	—	—	(16,397,785)	—	(14,763,626)
5/31/2021	102,186	—	—	(1,001,282)	—	(899,097)	6,654,408	—	—	(63,392,502)	—	(56,738,094)
Class W
11/30/2021	1,605	—	—	(8,614)	—	(7,009)	120,957	—	—	(629,376)	—	(508,419)
5/31/2021	9,930	—	—	(62,907)	—	(52,977)	620,718	—	—	(3,872,852)	—	(3,252,133)
U.S. High Dividend Low Volatility
Class A
11/30/2021	32,728	—	702	(10,891)	—	22,539	476,579	—	10,093	(159,976)	—	326,696
5/31/2021	23,674	—	1,146	(30,207)	—	(5,387)	310,734	—	14,265	(372,416)	—	(47,418)
Class I
11/30/2021	507,280	—	45,852	(653,431)	—	(100,299)	7,492,062	—	661,711	(9,620,725)	—	(1,466,952)
5/31/2021	1,783,424	—	196,603	(6,592,249)	—	(4,612,223)	21,077,183	—	2,438,571	(83,446,302)	—	(59,930,547)
Class P3
11/30/2021	—	—	2	—	—	2	—	—	32	—	—	32
5/31/2021	168,838	—	6,149	(395,634)	—	(220,646)	2,070,339	—	78,430	(5,431,400)	—	(3,282,632)
Class R6
11/30/2021	767,520	—	37,502	(523,525)	—	281,497	11,429,769	—	541,195	(7,708,887)	—	4,262,077
5/31/2021	1,481,848	—	181,635	(6,251,484)	—	(4,588,001)	17,685,323	—	2,265,796	(82,587,016)	—	(62,635,897)
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following table represents a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2021:
Large Cap Value
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$1,200,897	$(1,200,897)	$—
Goldman Sachs & Co. LLC	5,093,844	(5,093,844)	—
J.P. Morgan Securities LLC	784,900	(784,900)	—
Wells Fargo Securities LLC	298,262	(298,262)	—
Total	$7,377,903	$(7,377,903)	$—

(1)
Cash Collateral with a fair value of $7,531,498 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

MidCap Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
State Street Bank and Trust Company	$38,834	$(38,834)	$—
UBS Securities LLC.	5,924,773	(5,924,773)	—
Total	$5,963,607	$(5,963,607)	$—

(1)
Cash Collateral with a fair value of $6,090,943 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Multi-Manager Mid Cap Value
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$66,614	$(66,614)	$—
Deutsche Bank Securities Inc.	219,625	(219,625)	—
State Street Bank and Trust Company	158,064	(158,064)	—
Total	$444,303	$(444,303)	$—

(1)
Cash Collateral with a fair value of $456,526 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

SmallCap Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,558,970	$(1,558,970)	$—
BofA Securities Inc	798,360	(798,360)	—
Citadel Securities LLC	28,875	(28,875)	—
Citigroup Global Markets Inc.	32,494	(32,494)	—
Goldman Sachs & Co. LLC	380,574	(380,574)	—
J.P. Morgan Securities LLC	435,403	(435,403)	—
National Financial Services LLC	21,753	(21,753)	—
Natixis Securities America LLC	1,178,056	(1,178,056)	—
Raymond James & Associates, Inc.	1,114,727	(1,114,727)	—
TD Prime Services LLC	448,844	(448,844)	—
UBS Securities LLC.	44,275	(44,275)	—
Wells Fargo Securities LLC	51,301	(51,301)	—
Total	$6,093,632	$(6,093,632)	$—

(1)
Cash Collateral with a fair value of $6,235,994 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of income from passive foreign investment companies (PFICs) and wash sale deferrals.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended May 31, 2021		Year Ended May 31, 2020
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Large-Cap Growth	$44,791,431	$100,356,825	$6,146,270	$42,359,914
Large Cap Value	9,818,581	47,536,477	14,899,988	55,676,230
MidCap Opportunities	86,068,130	94,191,226	20,740,769	51,412,145
Multi-Manager Mid Cap Value	3,478,461	4,275,262	1,670,196	10,126,904
U.S. High Dividend Low Volatility	4,797,519	—	8,394,648	2,966,615
The tax-basis components of distributable earnings as of May 31, 2021 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward	Other	Total Distributable Earnings/(Loss)
Large-Cap Growth	$30,454,431	$56,500,786	$450,580,466	$—	$(13,573)	$537,522,110
Large Cap Value	10,424,092	41,664,107	164,657,278	—	(36,638)	216,708,839
MidCap Opportunities	75,117,895	55,796,743	249,820,822	—	(26,727)	380,708,733
Multi-Manager Mid Cap Value	3,343,319	5,096,040	54,683,827	—	(4,028)	63,119,158
SmallCap Opportunities	11,132,582	—	21,235,306	—	(15,806)	32,352,082
U.S. High Dividend Low Volatility	4,856,835	17,258,041	21,331,045	—	(1,667)	43,444,254
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of November 30, 2021 no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LITIGATION
On September 24, 2012, certain Voya mutual funds, including Large Cap Value (the “Subject Fund”), were officially served and included as shareholder defendants in the matter of Official Committee of Unsecured Creditors of the Tribune Company v. FitzSimons, et al. (the “FitzSimons Action”). The FitzSimons Action arises from the Tribune Company (“Tribune”) Chapter 11 bankruptcy proceedings before the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”).
In the FitzSimons Action, the plaintiff (a litigation trustee appointed by the Bankruptcy Court, the “Trustee”) alleges that Tribune acted with actual intent to defraud its creditors when it redeemed its shares from shareholders as part of a leveraged buy-out (“LBO”) of Tribune through which it converted to a privately-held company in 2007, and that those share transfers must now be unwound. To succeed on this claim, the Trustee must prove that Tribune — not the Subject Fund — acted with actual fraudulent intent when Tribune redeemed its shares. With regard to the Subject Fund, the Trustee need only show that the Subject Fund tendered its shares as part of the LBO and not on the open market. The Subject Fund’s lack of fraudulent intent in tendering its shares is not a defense to the Trustee’s actual fraud claim.
In addition to the FitzSimons Action, various additional actions, which also included the Subject Fund as a defendant, stemming from the same facts and circumstances underlying the FitzSimons Action, were filed in multiple U.S. District Courts (collectively, the “State Law Constructive Fraudulent Transfer Cases”). The plaintiffs in the State Law Constructive Fraudulent Transfer Cases (former creditors of Tribune) allege that these same share redemptions that were part of the LBO were constructively, as opposed to actually, fraudulent. Specifically, those suits assert that the LBO rendered Tribune insolvent, that there was not reasonably equivalent value for the redemptions, and therefore the redemptions are voidable under constructive fraudulent transfer law.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 13 — LITIGATION (continued)

Procedural History of the State Law Constructive Fraudulent Transfer Cases
A motion was filed with the Multidistrict Litigation (“MDL”) Panel to consolidate the State Law Constructive Fraudulent Transfer Cases for purposes of all pretrial proceedings. On December 19, 2011, the MDL Panel ordered the State Law Constructive Fraudulent Transfer Cases to be transferred to the Southern District of New York (the “District Court”).
On September 23, 2013, the District Court dismissed the claims against the shareholder defendants, holding that the plaintiffs lacked standing to pursue the claims so long as the Trustee in the FitzSimons Action maintained the actual fraudulent transfer claims in the FitzSimons case against the same shareholders.
On December 20, 2013, the plaintiffs appealed the decision to the Second Circuit Court of Appeals (the “Second Circuit”). The Second Circuit affirmed the dismissal on March 24, 2016. The Second Circuit held that Section 546(e) of the Bankruptcy Code barred the state-law fraudulent constructive transfer claims, finding that the claims were preempted because they conflict with the purpose of Section 546(e). On April 12, 2016, the plaintiffs moved for rehearing en banc in the Second Circuit; the motion was subsequently denied. The plaintiffs filed a petition for a writ of certiorari in the United States Supreme Court (the “Supreme Court”) on September 9, 2016. The shareholder defendants filed their opposition on October 24, 2016, to which the plaintiffs filed a reply on November 4, 2016.
On February 27, 2018, the Supreme Court issued its decision in Merit Management Group v. FTI Consulting (“Merit Management”), a case that, like Tribune, deals with the appropriate scope of section 546(e) of the Bankruptcy Code. On April 3, 2018, the Supreme Court issued a “statement” from two justices announcing that consideration of plaintiffs’ certiorari petition would be deferred for an undetermined period of time to “allow” the Second Circuit or the District Court to consider, among other things, whether the Second Circuit’s March 2016 decision should be vacated in light of Merit Management. On April 10, 2018, the plaintiffs asked the Second Circuit to vacate its prior decision and remand to the District Court for further proceedings. The shareholder defendants filed an opposition on April 20, 2018. On May 15, 2018, the Second Circuit entered an order recalling the mandate “in anticipation of further panel review.” The order did not provide any specific timing for, or guidance on, next steps.
Following the Second Circuit’s recall of its prior mandate in light of the Supreme Court’s decision in Merit
Management, on December 19, 2019, the Second Circuit issued an amended opinion which vacated its prior March 24, 2016 opinion. This amended opinion once again affirmed the dismissal of the case — affirming the Second Circuit’s prior ruling regarding preemption, and holding that Tribune qualified as a “financial institution.” A new mandate was also issued. The plaintiffs once again moved for rehearing en banc in connection with this ruling on January 2, 2020, but this request was denied by the Second Circuit on February 6, 2020. On July 6, 2020 the plaintiffs filed a petition for writ of certiorari appealing the Second Circuit’s decision up to the Supreme Court. On April 19, 2021, the Supreme Court, after seeking the opinion of the Solicitor General on whether certiorari should be granted, denied the petition to hear the appeal. The Second Circuit’s dismissal of the consolidated state law constructive fraudulent transfer suits thus stands as a final decision; this matter may now be considered closed.
Procedural History of the FitzSimons Action
Similar to the State Law Constructive Fraudulent Transfer Cases, the FitzSimons Action was transferred to the District Court for pre-trial purposes. On November 20, 2013, the District Court entered an order stating that the FitzSimons Action would remain with the District Court. On January 6, 2017, the District Court dismissed the actual fraudulent transfer claims against the shareholder defendants without leave to replead. Because the January 6 decision did not fully dispose of all claims asserted in the complaint, the Trustee could not automatically appeal the decision. On February 1, 2017, the Trustee sought leave to file a motion for certification of the Motion to Dismiss. On February 23, 2017, the District Court issued an order stating that it intended to delay certification of the Motion to Dismiss until certain other pending motions to dismiss (not involving the shareholder defendants) were resolved.
On July 18, 2017, the Trustee sought permission from the District Court to file a motion seeking leave to amend its complaint to include a constructive fraudulent transfer claim based on the anticipated ruling in Merit Management. On August 24, 2017, the District Court denied the request without prejudice, but noted that affirmance of Merit Management would give the Trustee a strong argument that he should be allowed to amend his complaint. On March 8, 2018, the Trustee renewed his request to amend his complaint to add a constructive fraudulent transfer claim in light of the Merit Management decision. On March 13, 2018, counsel for a number of shareholder defendants (including counsel for the Subject Fund) filed an opposition.
On June 18, 2018, the District Court entered an order staying any decision on the Trustee’s request on the

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 13 — LITIGATION (continued)

grounds that it would be preferable to hold off until the Second Circuit issued a further ruling in the State Law Constructive Fraudulent Transfer Cases. The District Court also instructed the parties to file a joint letter indicating their views on proceeding with efforts to seek to achieve a global resolution of the case. On July 9, 2018, the parties submitted a joint letter that voiced general support for a broad based mediation effort.
On November 30, 2018, Judge Sullivan granted motions to dismiss brought by certain Tribune directors and officers. This decision did not directly impact the shareholder defendants, and because it did not resolve all of the pending motions to dismiss, it did not facilitate an appeal of the dismissal of claims against the shareholder defendants (which had been dismissed almost two years prior). On December 1, 2018, the FitzSimons Action (along with all other Tribune cases still pending in the District Court) were reassigned from Judge Sullivan to Judge Denise Cote. On December 17, 2018, the Trustee filed a motion for reconsideration of Judge Sullivan’s November 30, 2018 decision. On February 12, 2019, Judge Cote denied the Trustee’s motion for reconsideration in its entirety.
On March 27, 2019, Judge Cote lifted the stay previously imposed by Judge Sullivan and allowed the Trustee to move to amend the complaint to assert a constructive fraudulent transfer claim. The Trustee filed his motion on April 4, 2019. The shareholder defendants’ opposition was filed on April 12, 2019. On April 23, 2019, Judge Cote denied the Trustee’s motion. Significantly, Judge Cote held that Tribune qualifies as a “financial institution” under section 546(e) of the Bankruptcy Code.
In mid-July 2019, the Trustee filed a notice of appeal from, among other things, the District Court’s order dismissing the intentional fraudulent transfer claims against the shareholder defendants as well as the order denying the Trustee’s request to amend the complaint to include constructive fraudulent transfer claims against the shareholder defendants. The Trustee filed his opening brief in early January 2020. The Second Circuit has directed that this appeal be heard in tandem with the appeal of the separate suit pursued by the Trustee against financial advisors Citigroup and Merrill Lynch. The defendants’ brief in the appeal of the Trustee’s fraudulent transfer action was filed on April 27, 2020, and a reply brief was filed by the Trustee on May 18, 2020. Oral argument in front of the Second Circuit occurred on August 24, 2020.
Almost a year later, the Second Circuit issued its ruling through a written decision published on August 20, 2021. The decision by the Second Circuit affirmed the District Court’s earlier dismissal of the Trustee’s claims against the shareholder defendants. (While the decision does permit the Trustee to pursue a limited claim against Tribune’s former financial advisors, this will not affect any shareholder defendants).
The Trustee is challenging this decision. On September 7, 2021, the Trustee filed a petition with the Second Circuit seeking a panel rehearing or a rehearing en banc. One month later, on October 7, 2021, the Second Circuit issued an order denying the Trustee’s request for a rehearing. The Trustee may seek further review from the Supreme Court.
Potential Exposure
For the Subject Fund, if the plaintiffs obtain further review of the dismissal of the FitzSimons Action or the State Law Constructive Fraudulent Transfer Cases, and the decision to dismiss these cases is ultimately overturned, the potential exposure of the Subject Fund is the value of all shares sold in conjunction with the LBO transaction (i.e., $1,258,340), plus any pre-judgement interest granted by the court. The Subject Fund believes the claims raised in these actions are without merit and intends to vigorously defend against them.
NOTE 14 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 14 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
NOTE 15 — MARKET DISRUPTION
A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.
NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) —  Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE 17 — SUBSEQUENT EVENTS
Dividends: Subsequent to November 30, 2021, the Funds declared and paid dividends and distributions of:
	PER SHARE AMOUNTS			Payable Date	Record Date
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains
Large-Cap Growth
Class A	$—	$3.4376	$5.5701	December 17, 2021	December 15, 2021
Class C	$—	$3.4376	$5.5701	December 17, 2021	December 15, 2021
Class I	$0.0021	$3.4376	$5.5701	December 17, 2021	December 15, 2021
Class P3	$0.0037	$3.4376	$5.5701	December 17, 2021	December 15, 2021
Class R	$—	$3.4376	$5.5701	December 17, 2021	December 15, 2021
Class R6	$0.0037	$3.4376	$5.5701	December 17, 2021	December 15, 2021
Class W	$—	$3.4376	$5.5701	December 17, 2021	December 15, 2021
Large Cap Value
All Classes	$—	$0.4005	$1.4265	December 17, 2021	December 15, 2021
Class A	$0.0262	$—	$—	January 3, 2022	December 30, 2021
Class C	$0.0005	$—	$—	January 3, 2022	December 30, 2021
Class I	$0.0348	$—	$—	January 3, 2022	December 30, 2021
Class P3	$0.0354	$—	$—	January 3, 2022	December 30, 2021
Class R	$0.0212	$—	$—	January 3, 2022	December 30, 2021
Class R6	$0.0354	$—	$—	January 3, 2022	December 30, 2021
Class W	$0.0321	$—	$—	January 3, 2022	December 30, 2021

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 17 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS			Payable Date	Record Date
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains
MidCap Opportunities
All Classes	$—	$2.3726	$3.2963	December 17, 2021	December 15, 2021
Multi-Manager Mid Cap Value
Class I	$0.1528	$0.3943	$1.1404	December 17, 2021	December 15, 2021
Class P	$0.1530	$0.3943	$1.1404	December 17, 2021	December 15, 2021
Class P3	$0.1533	$0.3943	$1.1404	December 17, 2021	December 15, 2021
U.S. High Dividend Low Volatility
All Classes	$—	$1.1348	$2.5135	December 17, 2021	December 15, 2021
Class A	$0.0528	$—	$—	January 3, 2022	December 30, 2021
Class I	$0.0592	$—	$—	January 3, 2022	December 30, 2021
Class P3	$0.0593	$—	$—	January 3, 2022	December 30, 2021
Class R6	$0.0593	$—	$—	January 3, 2022	December 30, 2021
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya Large-Cap Growth Fund	as of November 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Communication Services: 11.7%
12,293 (1)	Alphabet, Inc. – Class A	$34,886,919	2.6
202,480 (1)	Meta Platforms, Inc.	65,696,661	4.8
41,628 (1)	NetFlix, Inc.	26,721,013	2.0
77,018 (1)	ROBLOX Corp.	9,711,970	0.7
141,219 (1)	Snap, Inc.	6,723,437	0.5
89,622 (1)	Take-Two Interactive Software, Inc.	14,866,497	1.1
		158,606,497	11.7

	Consumer Discretionary: 20.5%
28,677 (1)	Amazon.com, Inc.	100,572,246	7.4
9,805 (1)	Chipotle Mexican Grill, Inc.	16,113,635	1.2
124,879	Darden Restaurants, Inc.	17,227,058	1.3
98,503 (1)	Expedia Group, Inc.	15,867,848	1.2
238,656	LKQ Corp.	13,340,870	1.0
236,913	Nike, Inc. – Class B	40,095,156	2.9
35,340 (1)	O’Reilly Automotive, Inc.	22,552,574	1.7
189,684	Ross Stores, Inc.	20,692,628	1.5
160,581 (1)	Royal Caribbean Cruises Ltd.	11,211,766	0.8
18,373 (1)	Tesla, Inc.	21,032,676	1.5
		278,706,457	20.5

	Consumer Staples: 3.6%
123,046	Constellation Brands, Inc.	27,725,955	2.0
244,028	Philip Morris International, Inc.	20,971,766	1.6
		48,697,721	3.6

	Energy: 0.6%
82,805	Diamondback Energy, Inc.	8,837,778	0.6

	Financials: 2.3%
24,074	LPL Financial Holdings, Inc.	3,794,303	0.3
43,962	MSCI, Inc. – Class A	27,671,881	2.0
		31,466,184	2.3

	Health Care: 8.4%
75,500	Danaher Corp.	24,283,820	1.8
46,037 (1)	DexCom, Inc.	25,899,956	1.9
152,237	Eli Lilly & Co.	37,760,865	2.8
182,247 (1)	Horizon Therapeutics Plc	18,909,949	1.4
24,685	Teleflex, Inc.	7,341,813	0.5
		114,196,403	8.4

	Industrials: 6.6%
94,014	Ametek, Inc.	12,832,911	0.9
207,005 (1)	CoStar Group, Inc.	16,096,709	1.2
128,655	Eaton Corp. PLC	20,849,829	1.5
146,127	Quanta Services, Inc.	16,626,330	1.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
22,598 (1)	TransDigm Group, Inc.	$13,062,774	1.0
77,809	Waste Connections, Inc.	10,353,265	0.8
		89,821,818	6.6

	Information Technology: 42.7%
83,216 (1)	Adobe, Inc.	55,742,238	4.1
250,370 (1)	Advanced Micro Devices, Inc.	39,651,097	2.9
596,645	Apple, Inc.	98,625,418	7.3
46,778 (1)	Bill.com Holdings, Inc.	13,137,601	1.0
70,731	CDW Corp.	13,393,622	1.0
91,057	Entegris, Inc.	13,301,607	1.0
45,469 (1)	Gartner, Inc.	14,197,695	1.0
69,642	Intuit, Inc.	45,427,477	3.3
401,536	Marvell Technology, Inc.	28,577,317	2.1
318,343	Microsoft Corp.	105,241,012	7.8
50,028	Motorola Solutions, Inc.	12,666,089	0.9
167,685	Nvidia Corp.	54,792,751	4.0
46,546 (1)	Paycom Software, Inc.	20,362,944	1.5
165,057	Qualcomm, Inc.	29,802,692	2.2
33,619 (1)	ServiceNow, Inc.	21,775,026	1.6
23,400 (1)	Zebra Technologies Corp.	13,777,452	1.0
		580,472,038	42.7

	Materials: 1.1%
139,292	Crown Holdings, Inc.	14,737,094	1.1

	Real Estate: 1.4%
53,472	SBA Communications Corp.	18,383,674	1.4
	Total Common Stock (Cost $865,029,727)	1,343,925,664	98.9
SHORT-TERM INVESTMENTS: 3.0%
	Mutual Funds: 3.0%
40,327,000 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $40,327,000)	40,327,000	3.0
	Total Short-Term Investments
	(Cost $40,327,000)	40,327,000	3.0
	Total Investments in Securities (Cost $905,356,727)	$1,384,252,664	101.9
	Liabilities in Excess of Other Assets	(25,712,116)	(1.9)
	Net Assets	$1,358,540,548	100.0

(1)
Non-income producing security.

(2)
Rate shown is the 7-day yield as of November 30, 2021.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large-Cap Growth Fund	as of November 30, 2021 (Unaudited) (continued)

Geographic Diversification as of November 30, 2021 (as a percentage of net assets)
United States	98.1%
Canada	0.8%
Assets in Excess of Other Liabilities ,*	1.1%
Net Assets	100.0%

*
Includes short-term investments.

Portfolio holdings are subject to change daily.
Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$1,343,925,664	$—	$—	$1,343,925,664
Short-Term Investments	40,327,000	—	—	40,327,000
Total Investments, at fair value	$1,384,252,664	$—	$—	$1,384,252,664

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $913,295,355.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$486,656,535
Gross Unrealized Depreciation	(15,699,226)
Net Unrealized Appreciation	$470,957,309

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Fund	as of November 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	Communication Services: 7.3%
739,484	AT&T, Inc.	$16,882,420	2.3
278,122	Fox Corp. – Class A	9,931,737	1.4
262,596	ViacomCBS, Inc. – Class B	8,127,346	1.1
127,719 (1)	Walt Disney Co.	18,506,483	2.5
		53,447,986	7.3

	Consumer Discretionary: 5.2%
99,410 (1)	Caesars Entertainment, Inc.	8,953,859	1.2
51,526 (1)	Expedia Group, Inc.	8,300,323	1.1
335,418	Gap, Inc.	5,544,460	0.8
61,229	McDonald’s Corp.	14,976,613	2.1
		37,775,255	5.2

	Consumer Staples: 7.2%
166,716	Coca-Cola Co.	8,744,254	1.2
92,475	Lamb Weston Holdings, Inc.	4,801,302	0.6
236,826	Philip Morris International, Inc.	20,352,827	2.8
133,683	Walmart, Inc.	18,799,840	2.6
		52,698,223	7.2

	Energy: 6.1%
326,138	BP PLC ADR	8,466,542	1.2
70,702	Chevron Corp.	7,980,135	1.1
230,445	ConocoPhillips	16,161,108	2.2
75,409	Diamondback Energy, Inc.	8,048,403	1.1
51,684	Valero Energy Corp.	3,459,727	0.5
		44,115,915	6.1

	Financials: 21.5%
180,412	Apollo Global Management, Inc.	12,769,561	1.7
80,259	Assurant, Inc.	12,207,394	1.7
683,367	Bank of America Corp.	30,389,331	4.1
294,842	Bank of New York Mellon Corp.	16,154,393	2.2
89,430	Chubb Ltd.	16,050,002	2.2
388,223	Equitable Holdings, Inc.	12,213,496	1.7
110,143	PNC Financial Services Group, Inc.	21,698,171	3.0
357,537	Synchrony Financial	16,014,082	2.2
331,552	Truist Financial Corp.	19,664,349	2.7
		157,160,779	21.5

	Health Care: 17.4%
105,049 (2)	Alcon, Inc.	8,235,842	1.1
108,718	Baxter International, Inc.	8,107,101	1.1
193,362 (1)	Boston Scientific Corp.	7,361,291	1.0
195,682	Bristol-Myers Squibb Co.	10,494,426	1.5
54,456	Eli Lilly & Co.	13,507,266	1.9
141,964	Johnson & Johnson	22,136,447	3.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
49,326	McKesson Corp.	$10,691,904	1.5
25,043	Thermo Fisher Scientific, Inc.	15,847,962	2.2
56,325	UnitedHealth Group, Inc.	25,020,691	3.4
43,289	Zimmer Biomet Holdings, Inc.	5,177,364	0.7
		126,580,294	17.4

	Industrials: 11.8%
397,715	Howmet Aerospace, Inc.	11,187,723	1.5
66,130	L3Harris Technologies, Inc.	13,826,460	1.9
473,980	nVent Electric PLC	16,508,723	2.2
22,032	Old Dominion Freight Line	7,825,106	1.1
224,582	Raytheon Technologies Corp.	18,173,175	2.5
18,725	Roper Technologies, Inc.	8,691,209	1.2
29,801 (1)	United Rentals, Inc.	10,094,791	1.4
		86,307,187	11.8

	Information Technology: 8.2%
15,102	Broadcom, Inc.	8,361,675	1.1
95,324	Dolby Laboratories, Inc.	7,950,975	1.1
79,204	Microchip Technology, Inc.	6,607,990	0.9
77,002	Motorola Solutions, Inc.	19,495,366	2.7
36,642	NXP Semiconductor NV – NXPI - US	8,184,357	1.1
89,848	TD SYNNEX Corp.	9,295,674	1.3
		59,896,037	8.2

	Materials: 4.2%
21,669	Air Products & Chemicals, Inc.	6,228,537	0.8
84,007	Alcoa Corp.	3,908,846	0.5
151,250	CF Industries Holdings, Inc.	9,164,237	1.3
67,604	Eastman Chemical Co.	7,050,421	1.0
30,028	Reliance Steel & Aluminum Co.	4,463,062	0.6
		30,815,103	4.2

	Real Estate: 4.3%
161,126	American Homes 4 Rent	6,459,541	0.9
41,054	ProLogis, Inc.	6,188,891	0.9
76,598 (1)	Ryman Hospitality Properties	5,928,685	0.8
119,358	Spirit Realty Capital, Inc.	5,318,592	0.7
130,937	UDR, Inc.	7,428,056	1.0
		31,323,765	4.3

	Utilities: 5.2%
58,150	Ameren Corp.	4,744,459	0.6
58,561	American Electric Power Co., Inc.	4,746,369	0.7
67,905	CMS Energy Corp.	3,996,209	0.5
70,919	Entergy Corp.	7,116,013	1.0
187,367	Exelon Corp.	9,879,862	1.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Fund	as of November 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
115,758	Public Service Enterprise Group, Inc.	$7,233,717	1.0
		37,716,629	5.2
	Total Common Stock (Cost $612,287,858)	717,837,173	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Repurchase Agreements: 1.0%
1,752,959 (3)	Bank of America Inc., Repurchase Agreement dated 11/30/21, 0.05%, due 12/01/21 (Repurchase Amount $1,752,961, collateralized by various U.S. Government Agency Obligations, 1.000%-5.000%, Market Value plus accrued interest $1,788,018, due 09/01/28-02/01/57)	1,752,959	0.2
519,662 (3)	Citigroup, Inc., Repurchase Agreement dated 11/30/21, 0.05%, due 12/01/21 (Repurchase Amount $519,663, collateralized by various U.S. Government Securities, 0.000%-3.000%, Market Value plus accrued interest $530,055, due 12/02/21-11/15/51)	519,662	0.1
1,752,959 (3)	Daiwa Capital Markets, Repurchase Agreement dated 11/30/21, 0.05%, due 12/01/21 (Repurchase Amount $1,752,961, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,788,018, due 12/31/21-12/01/51)	1,752,959	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,752,959 (3)	Deutsche Bank Securities Inc., Repurchase Agreement dated 11/30/21, 0.05%, due 12/01/21 (Repurchase Amount $1,752,961, collateralized by various U.S. Government Securities, 0.125%-4.375%, Market Value plus accrued interest $1,788,018, due 12/15/21-11/15/51)	$1,752,959	0.2
1,752,959 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 11/30/21, 0.05%, due 12/01/21 (Repurchase Amount $1,752,961, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.125%, Market Value plus accrued interest $1,788,018, due 02/15/22-12/01/51)	1,752,959	0.3
	Total Repurchase Agreements (Cost $7,531,498)	7,531,498	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
10,090,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $10,090,000)	10,090,000	1.4
	Total Short-Term Investments
	(Cost $17,621,498)	17,621,498	2.4
	Total Investments in Securities (Cost $629,909,356)	$735,458,671	100.8
	Liabilities in Excess of Other Assets	(6,112,611)	(0.8)
	Net Assets	$729,346,060	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of November 30, 2021.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Fund	as of November 30, 2021 (Unaudited) (continued)

Geographic Diversification as of November 30, 2021 (as a percentage of net assets)
United States	90.6%
United Kingdom	3.4%
Switzerland	3.3%
Netherlands	1.1%
Assets in Excess of Other Liabilities ,*	1.6%
Net Assets	100.0%

*
Includes short-term investments.

Portfolio holdings are subject to change daily.
Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$717,837,173	$—	$—	$717,837,173
Short-Term Investments	10,090,000	7,531,498	—	17,621,498
Total Investments, at fair value	$727,927,173	$7,531,498	$—	$735,458,671

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $642,480,005.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$127,561,694
Gross Unrealized Depreciation	(34,578,682)
Net Unrealized Appreciation	$92,983,012
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Fund	as of November 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	Communication Services: 4.6%
79,991 (1)	Pinterest, Inc.	$3,204,439	0.3
65,168 (1)	ROBLOX Corp.	8,217,685	0.7
38,323 (1)	Roku, Inc.	8,722,698	0.7
168,272 (1)	Snap, Inc.	8,011,430	0.7
49,455 (1)	Take-Two Interactive Software, Inc.	8,203,595	0.7
279,868 (1)	ZoomInfo Technologies, Inc.	17,267,856	1.5
		53,627,703	4.6

	Consumer Discretionary: 16.6%
15,289 (1)	Chipotle Mexican Grill, Inc.	25,126,095	2.2
126,862	Darden Restaurants, Inc.	17,500,613	1.5
83,409 (1)	Etsy, Inc.	22,902,443	2.0
119,912 (1)	Expedia Group, Inc.	19,316,624	1.7
129,143 (1)	Floor & Decor Holdings, Inc.	16,647,824	1.4
265,745	LKQ Corp.	14,855,146	1.3
71,637 (1)	Lululemon Athletica, Inc.	32,552,569	2.8
27,130 (1)	O’Reilly Automotive, Inc.	17,313,281	1.5
164,575	Ross Stores, Inc.	17,953,487	1.6
104,099 (1)	Royal Caribbean Cruises Ltd.	7,268,192	0.6
		191,436,274	16.6

	Consumer Staples: 1.7%
126,805 (1)	Celsius Holdings, Inc.	8,674,730	0.7
49,707	Constellation Brands, Inc.	11,200,478	1.0
		19,875,208	1.7

	Energy: 1.7%
178,196	Diamondback Energy, Inc.	19,018,859	1.7

	Financials: 4.1%
63,740	Discover Financial Services	6,874,359	0.6
49,893	LPL Financial Holdings, Inc.	7,863,636	0.7
51,567	MSCI, Inc. – Class A	32,458,848	2.8
		47,196,843	4.1

	Health Care: 17.0%
141,456	Agilent Technologies, Inc.	21,345,710	1.8
24,153	Bio-Techne Corp.	11,400,941	1.0
23,848 (1)	Charles River Laboratories International, Inc.	8,725,268	0.8
84,768	Conmed Corp.	11,143,601	1.0
65,906 (1)	DexCom, Inc.	37,078,057	3.2
284,532 (1)	Horizon Therapeutics Plc	29,523,040	2.6
95,683 (1)(2)	Novocure Ltd.	8,959,756	0.8
309,527 (1)	Progyny, Inc.	15,714,686	1.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
112,192 (1)	Seagen, Inc.	$17,950,720	1.5
99,823 (1)	Tandem Diabetes Care, Inc.	12,829,252	1.1
57,193 (1)	United Therapeutics Corp.	10,838,074	0.9
36,111 (1)	Veeva Systems, Inc.	10,204,246	0.9
		195,713,351	17.0

	Industrials: 15.2%
161,822	Ametek, Inc.	22,088,703	1.9
309,545 (1)	CoStar Group, Inc.	24,070,219	2.1
78,523	Hubbell, Inc.	15,366,951	1.3
50,078	IDEX Corp.	11,247,018	1.0
143,792 (1)(2)	Plug Power, Inc.	5,730,111	0.5
300,903	Quanta Services, Inc.	34,236,743	3.0
30,524	Roper Technologies, Inc.	14,167,715	1.2
33,482 (1)	TransDigm Group, Inc.	19,354,270	1.7
219,029	Waste Connections, Inc.	29,143,999	2.5
		175,405,729	15.2

	Information Technology: 33.8%
123,009 (1)	Avalara, Inc.	17,181,897	1.5
100,128 (1)	Bill.com Holdings, Inc.	28,120,949	2.4
187,938 (1)	Cadence Design Systems, Inc.	33,351,477	2.9
141,321	CDW Corp.	26,760,545	2.3
145,145 (1)	DocuSign, Inc.	35,757,922	3.1
310,241 (1)	Dynatrace, Inc.	19,498,647	1.7
231,467	Entegris, Inc.	33,812,699	2.9
21,656 (1)	EPAM Systems, Inc.	13,178,759	1.1
81,771 (1)	Gartner, Inc.	25,532,995	2.2
12,724 (1)	HubSpot, Inc.	10,267,123	0.9
109,436 (1)	Keysight Technologies, Inc.	21,283,113	1.8
417,947	Marvell Technology, Inc.	29,745,288	2.6
39,991	Monolithic Power Systems, Inc.	22,133,419	1.9
57,118	Motorola Solutions, Inc.	14,461,135	1.3
29,220 (1)	Palo Alto Networks, Inc.	15,981,587	1.4
89,841 (1)	Paylocity Holding Corp.	22,670,478	2.0
34,639 (1)	Zebra Technologies Corp.	20,394,750	1.8
		390,132,783	33.8

	Materials: 1.9%
59,930	Avery Dennison Corp.	12,289,845	1.1
86,493	Crown Holdings, Inc.	9,150,960	0.8
		21,440,805	1.9

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Fund	as of November 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 1.8%
144,270	Equity Lifestyle Properties, Inc.	$11,729,151	1.0
27,023	SBA Communications Corp.	9,290,508	0.8
		21,019,659	1.8
	Total Common Stock (Cost $899,156,227)	1,134,867,214	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Repurchase Agreements: 0.5%
1,417,669 (3)	Bank of America Inc., Repurchase Agreement dated 11/30/21, 0.05%, due 12/01/21 (Repurchase Amount $1,417,671, collateralized by various U.S. Government Agency Obligations, 1.000%-5.000%, Market Value plus accrued interest $1,446,022, due 09/01/28-02/01/57)	1,417,669	0.1
1,077,387 (3)	Bank of Nova Scotia, Repurchase Agreement dated 11/30/21, 0.06%, due 12/01/21 (Repurchase Amount $1,077,389, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,098,937, due 06/01/25-05/15/51)	1,077,387	0.1
760,549 (3)	BNP Paribas S.A., Repurchase Agreement dated 11/30/21, 0.05%, due 12/01/21 (Repurchase Amount $760,550, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $775,760, due 12/15/21-04/20/51)	760,549	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,417,669 (3)	Daiwa Capital Markets, Repurchase Agreement dated 11/30/21, 0.05%, due 12/01/21 (Repurchase Amount $1,417,671, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,446,022, due 12/31/21-12/01/51)	$1,417,669	0.1
1,417,669 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 11/30/21, 0.05%, due 12/01/21 (Repurchase Amount $1,417,671, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.125%, Market Value plus accrued interest $1,446,022, due 02/15/22-12/01/51)	1,417,669	0.1
	Total Repurchase Agreements (Cost $6,090,943)	6,090,943	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
18,456,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $18,456,000)	18,456,000	1.6
	Total Short-Term Investments
	(Cost $24,546,943)	24,546,943	2.1
	Total Investments in Securities (Cost $923,703,170)	$1,159,414,157	100.5
	Liabilities in Excess of Other Assets	(5,782,783)	(0.5)
	Net Assets	$1,153,631,374	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Fund	as of November 30, 2021 (Unaudited) (continued)

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of November 30, 2021.

Geographic Diversification as of November 30, 2021 (as a percentage of net assets)
United States	92.3%
Canada	5.3%
United Kingdom	0.8%
Assets in Excess of Other Liabilities ,*	1.6%
Net Assets	100.0%

*
Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$1,134,867,214	$—	$—	$1,134,867,214
Short-Term Investments	18,456,000	6,090,943	—	24,546,943
Total Investments, at fair value	$1,153,323,214	$6,090,943	$—	$1,159,414,157

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $928,428,522.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$270,086,069
Gross Unrealized Depreciation	(39,100,434)
Net Unrealized Appreciation	$230,985,635
See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap	PORTFOLIO OF INVESTMENTS
Value Fund	as of November 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	Communication Services: 2.8%
1,480 (1)	Altice USA, Inc.	$23,443	0.0
7,300 (1)	AMC Networks, Inc.	281,853	0.2
18,289	Fox Corp. – Class A	653,100	0.3
8,508	Interpublic Group of Cos., Inc.	282,381	0.2
19,709 (1)	Liberty Media Corp. – Liberty Formula One C Tracking Stock	1,200,672	0.6
55,354	Lumen Technologies, Inc.	683,068	0.3
399 (1)	Match Group, Inc.	51,866	0.0
2,850	News Corp – Class A	61,617	0.0
4,398	Nexstar Media Group, Inc.	657,501	0.3
2,669	Omnicom Group	179,651	0.1
449 (1)	Take-Two Interactive Software, Inc.	74,480	0.0
39,300	TEGNA, Inc.	776,175	0.4
12,114	ViacomCBS, Inc. – Class B	374,928	0.2
2,800 (1)	Ziff Davis, Inc.	318,836	0.2
		5,619,571	2.8

	Consumer Discretionary: 12.1%
643	Advance Auto Parts, Inc.	141,923	0.1
39,900 (1)	American Axle & Manufacturing Holdings, Inc.	353,514	0.2
495 (1)	Aptiv PLC	79,373	0.0
921 (1)	Autonation, Inc.	114,066	0.1
131 (1)	Autozone, Inc.	238,036	0.1
8,870	Best Buy Co., Inc.	947,848	0.5
7,100	Big Lots, Inc.	307,998	0.2
9,200	BorgWarner, Inc.	398,176	0.2
6,628	Brunswick Corp.	622,435	0.3
15,503	Carter’s, Inc.	1,566,268	0.8
57 (1)	Chipotle Mexican Grill, Inc.	93,674	0.0
172 (1)	Deckers Outdoor Corp.	69,729	0.0
6,246	Dick’s Sporting Goods, Inc.	734,280	0.4
2,001 (1)	Dollar Tree, Inc.	267,794	0.1
114	Domino’s Pizza, Inc.	59,752	0.0
2,938	D.R. Horton, Inc.	287,043	0.1
13,100	eBay, Inc.	883,726	0.4
14,446	Foot Locker, Inc.	659,315	0.3
1,303	Garmin Ltd.	174,003	0.1
1,664	Gentex Corp.	57,292	0.0
2,152	Genuine Parts Co.	274,896	0.1
30,393 (1)	Goodyear Tire & Rubber Co.	611,203	0.3
17,700	H&R Block, Inc.	419,136	0.2
21,900	Hanesbrands, Inc.	353,685	0.2
17,799	Harley-Davidson, Inc.	651,977	0.3
1,000	Hibbett, Inc.	77,950	0.0
2,200	Lear Corp.	369,138	0.2
1,004	Leggett & Platt, Inc.	40,552	0.0
6,169	Lennar Corp. – Class A	648,053	0.3
3,814	LKQ Corp.	213,203	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
14,400	Macy’s, Inc.	$410,400	0.2
3,300 (1)	Meritage Homes Corp.	372,438	0.2
36,500 (1)	Modine Manufacturing Co.	378,140	0.2
7,665 (1)	Mohawk Industries, Inc.	1,286,724	0.6
2,543	Newell Brands, Inc.	54,598	0.0
20 (1)	NVR, Inc.	104,507	0.1
9,100 (1)	ODP Corp./The	343,616	0.2
575 (1)	O’Reilly Automotive, Inc.	366,942	0.2
3,500	Penske Auto Group, Inc.	348,670	0.2
18,800 (1)	Perdoceo Education Corp.	185,180	0.1
405	Polaris, Inc.	45,275	0.0
400	Pool Corp.	221,648	0.1
10,441	Pulte Group, Inc.	522,363	0.3
15,022	PVH Corp.	1,604,049	0.8
4,034	Qurate Retail, Inc.	32,272	0.0
6,800	Rent-A-Center, Inc.	300,356	0.2
22,833	Ross Stores, Inc.	2,490,852	1.2
1,125	Service Corp. International	74,430	0.0
4,000 (1)	Sleep Number Corp.	319,120	0.2
4,900	Sturm Ruger & Co., Inc.	351,281	0.2
11,100	Toll Brothers, Inc.	704,517	0.3
1,437	Tractor Supply Co.	323,799	0.2
150	Vail Resorts, Inc.	49,757	0.0
5,928	Whirlpool Corp.	1,290,763	0.6
787	Williams-Sonoma, Inc.	153,339	0.1
1,264	Yum! Brands, Inc.	155,270	0.1
7,700 (1)	Zumiez, Inc.	352,352	0.2
		24,558,696	12.1

	Consumer Staples: 3.4%
9,775	Archer-Daniels-Midland Co.	608,103	0.3
67 (1)	Boston Beer Co., Inc.	30,228	0.0
237	Casey’s General Stores, Inc.	46,047	0.0
829	Church & Dwight Co., Inc.	74,096	0.0
13,095	Conagra Brands, Inc.	400,052	0.2
1,490 (1)	Darling Ingredients, Inc.	100,605	0.1
10,600	Edgewell Personal Care Co.	450,076	0.2
916	Hershey Co.	162,581	0.1
3,800	Ingredion, Inc.	353,894	0.2
6,337	JM Smucker Co.	801,440	0.4
35,145	Kroger Co.	1,459,572	0.7
12,920	Molson Coors Beverage Co.	574,165	0.3
15,900	SpartanNash Co.	380,487	0.2
16,600 (1)	Sprouts Farmers Market, Inc.	439,236	0.2
12,851	Tyson Foods, Inc.	1,014,715	0.5
		6,895,297	3.4

	Energy: 1.4%
1,080	Cheniere Energy, Inc.	113,195	0.1
811	DT Midstream, Inc.	37,201	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap	PORTFOLIO OF INVESTMENTS
Value Fund	as of November 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
8,300	EOG Resources, Inc.	$722,100	0.3
20,600	HollyFrontier Corp.	665,792	0.3
5,500	Marathon Petroleum Corp.	334,675	0.2
30,500 (1)	National Energy Services Reunited Corp.	302,255	0.1
677	Pioneer Natural Resources Co.	120,723	0.1
4,900	Valero Energy Corp.	328,006	0.2
4,488	Williams Cos., Inc.	120,233	0.1
		2,744,180	1.4

	Financials: 19.7%
572	Affiliated Managers Group, Inc.	97,314	0.1
19,405	Aflac, Inc.	1,050,587	0.5
78 (1)	Alleghany Corp.	50,457	0.0
6,900	Allstate Corp.	750,168	0.4
14,803	Ally Financial, Inc.	678,421	0.3
4,832	American Financial Group, Inc.	645,604	0.3
3,892	Ameriprise Financial, Inc.	1,127,123	0.6
42,700	Annaly Capital Management, Inc.	345,870	0.2
3,673 (1)	Arch Capital Group Ltd.	148,316	0.1
1,780	Arthur J. Gallagher & Co.	289,962	0.1
16,900	Associated Banc-Corp.	370,110	0.2
467	Assurant, Inc.	71,031	0.0
34,509	Bank of NT Butterfield & Son Ltd.	1,270,966	0.6
1,259	Brown & Brown, Inc.	81,092	0.0
635	Cboe Global Markets, Inc.	81,877	0.0
2,870	Cincinnati Financial Corp.	326,893	0.2
16,915	CIT Group, Inc.	829,850	0.4
24,048	Citizens Financial Group, Inc.	1,136,749	0.6
30,000	CNO Financial Group, Inc.	679,800	0.3
705	Comerica, Inc.	58,184	0.0
6,823	Discover Financial Services	735,861	0.4
36,670	East West Bancorp, Inc.	2,823,590	1.4
6,200	Essent Group Ltd.	257,796	0.1
1,132	Evercore, Inc.	157,008	0.1
1,610	Everest Re Group Ltd.	412,772	0.2
3,000	Federal Agricultural Mortgage Corp.	365,160	0.2
28,894	Fidelity National Financial, Inc.	1,413,206	0.7
17,652	Fifth Third Bancorp	744,032	0.4
7,633	First American Financial Corp.	566,216	0.3
3,232	First Horizon Corp.	52,132	0.0
12,723	First Republic Bank	2,667,504	1.3
2,829	Franklin Resources, Inc.	91,660	0.0
31,300 (1)	Genworth Financial, Inc.	119,566	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
862	Globe Life, Inc.	$74,597	0.0
3,250	Hanover Insurance Group, Inc.	395,687	0.2
16,772	Hartford Financial Services Group, Inc.	1,108,629	0.5
8,000	HomeStreet, Inc.	394,960	0.2
4,798	Huntington Bancshares, Inc.	71,202	0.0
4,179	Invesco Ltd.	93,317	0.0
1,540	Janus Henderson Group PLC	65,804	0.0
21,263	Jefferies Financial Group, Inc.	799,064	0.4
37,757	Keycorp	847,267	0.4
8,845	Lazard Ltd.	376,974	0.2
4,900	Lincoln National Corp.	325,017	0.2
930	LPL Financial Holdings, Inc.	146,577	0.1
558	M&T Bank Corp.	81,808	0.0
80 (1)	Markel Corp.	95,586	0.1
27,693	MGIC Investment Corp.	390,471	0.2
208	Morningstar, Inc.	64,549	0.0
377	MSCI, Inc. – Class A	237,303	0.1
829	Nasdaq, Inc.	168,478	0.1
23,000	Navient Corp.	453,790	0.2
886	Northern Trust Corp.	102,510	0.1
21,023	Old Republic International Corp.	503,711	0.3
626	Popular, Inc.	48,715	0.0
1,838	Principal Financial Group, Inc.	126,050	0.1
44,300 (2)	Prospect Capital Corp.	378,322	0.2
2,920	Prudential Financial, Inc.	298,599	0.1
2,651	Raymond James Financial, Inc.	260,567	0.1
40,138	Regions Financial Corp.	913,140	0.5
397	Reinsurance Group of America, Inc.	37,679	0.0
25,416	SEI Investments Co.	1,515,556	0.7
291	Signature Bank	87,969	0.0
15,400	Sixth Street Specialty Lending, Inc.	367,290	0.2
149,304	SLM Corp.	2,654,625	1.3
1,986	Starwood Property Trust, Inc.	49,571	0.0
8,592	State Street Corp.	764,430	0.4
1,346	Stifel Financial Corp.	95,579	0.1
237 (1)	SVB Financial Group	164,082	0.1
7,312	Synchrony Financial	327,504	0.2
2,640	T. Rowe Price Group, Inc.	527,868	0.3
15,266	Unum Group	352,645	0.2
13,500	Victory Capital Holdings, Inc.	473,310	0.2
86,535	Virtu Financial, Inc.	2,438,556	1.2
479	Western Alliance Bancorp.	52,585	0.0
45	White Mountains Insurance Group Ltd.	45,131	0.0
712	Willis Towers Watson PLC	160,798	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap	PORTFOLIO OF INVESTMENTS
Value Fund	as of November 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
885	WR Berkley Corp.	$67,826	0.0
10,259	Zions Bancorp NA	647,138	0.3
		40,149,713	19.7

	Health Care: 8.3%
22,153	Agilent Technologies, Inc.	3,342,888	1.6
8,989	Becton Dickinson & Co.	2,131,652	1.1
212 (1)	Bio-Rad Laboratories, Inc.	159,678	0.1
192	Bio-Techne Corp.	90,630	0.0
8,936	Cardinal Health, Inc.	413,111	0.2
1,034	Cerner Corp.	72,845	0.0
245 (1)	Charles River Laboratories International, Inc.	89,638	0.0
8,485 (1)	DaVita, Inc.	801,833	0.4
1,292 (1)	Henry Schein, Inc.	91,810	0.0
792 (1)	Hologic, Inc.	59,186	0.0
625 (1)	Horizon Therapeutics Plc	64,850	0.0
562 (1)	Idexx Laboratories, Inc.	341,735	0.2
891 (1)	IQVIA Holdings, Inc.	230,885	0.1
4,613 (1)	Jazz Pharmaceuticals PLC	552,960	0.3
14,068 (1)	Laboratory Corp. of America Holdings	4,014,023	2.0
5,025	McKesson Corp.	1,089,219	0.5
175 (1)	Mettler Toledo International, Inc.	264,973	0.1
358 (1)	Molina Healthcare, Inc.	102,094	0.1
3,836	Organon & Co.	112,126	0.1
863	PerkinElmer, Inc.	157,204	0.1
1,094	Quest Diagnostics, Inc.	162,656	0.1
391	Resmed, Inc.	99,646	0.1
11,300	Select Medical Holdings Corp.	303,405	0.2
3,261 (1)	United Therapeutics Corp.	617,960	0.3
3,922	Universal Health Services, Inc.	465,659	0.2
188 (1)	Veeva Systems, Inc.	53,125	0.0
1,551 (1)	Vertex Pharmaceuticals, Inc.	289,944	0.1
31,200	Viatris, Inc.	384,072	0.2
458 (1)	Waters Corp.	150,256	0.1
467	West Pharmaceutical Services, Inc.	206,722	0.1
304	Zimmer Biomet Holdings, Inc.	36,358	0.0
		16,953,143	8.3

	Industrials: 15.3%
44,500	ACCO Brands Corp.	367,570	0.2
418	Acuity Brands, Inc.	84,164	0.0
503	Advanced Drainage Systems, Inc.	62,226	0.0
8,240	AGCO Corp.	908,130	0.4
50,497	Air Lease Corp.	2,049,673	1.0
364	Allegion Public Ltd.	45,005	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
16,500	Allison Transmission Holdings, Inc.	$570,735	0.3
190	AMERCO	133,866	0.1
9,000 (1)(2)	American Airlines Group, Inc.	159,210	0.1
1,409	Ametek, Inc.	192,329	0.1
1,512	AO Smith Corp.	119,524	0.1
8,900	Apogee Enterprises, Inc.	367,570	0.2
3,900 (1)	Atkore, Inc.	415,350	0.2
6,700	Boise Cascade Co.	434,361	0.2
486	Carlisle Cos., Inc.	109,447	0.1
11,750	Carrier Global Corp.	635,910	0.3
722	CH Robinson Worldwide, Inc.	68,655	0.0
340	Cintas Corp.	143,545	0.1
1,305 (1)	Copart, Inc.	189,434	0.1
4,143	Cummins, Inc.	868,994	0.4
2,400	Curtiss-Wright Corp.	301,968	0.1
879	Dover Corp.	144,024	0.1
20,491	EMCOR Group, Inc.	2,445,396	1.2
401	Equifax, Inc.	111,739	0.1
2,607	Expeditors International Washington, Inc.	317,063	0.2
3,193	Fastenal Co.	188,930	0.1
1,034	Fortive Corp.	76,382	0.0
935	Fortune Brands Home & Security, Inc.	93,996	0.0
501 (1)	Generac Holdings, Inc.	211,041	0.1
1,404	Graco, Inc.	102,338	0.0
10,300 (1)	Hawaiian Holdings, Inc.	188,284	0.1
8,400	Hillenbrand, Inc.	374,640	0.2
382	Hubbell, Inc.	74,757	0.0
3,102	Huntington Ingalls Industries, Inc.	550,636	0.3
2,013	IDEX Corp.	452,100	0.2
1,344	IHS Markit Ltd.	171,790	0.1
24,500	Interface, Inc.	349,370	0.2
733	ITT, Inc.	69,327	0.0
24,342	Jacobs Engineering Group, Inc.	3,470,196	1.7
972	JB Hunt Transport Services, Inc.	185,808	0.1
735	Kansas City Southern	213,775	0.1
413	Landstar System, Inc.	69,611	0.0
328	Lennox International, Inc.	101,359	0.0
442	Lincoln Electric Holdings, Inc.	59,652	0.0
7,437	Manpowergroup, Inc.	666,578	0.3
1,888	Masco Corp.	124,419	0.1
458 (1)	Mastec, Inc.	42,214	0.0
12,400 (1)	Meritor, Inc.	313,596	0.2
295 (1)	Middleby Corp.	51,531	0.0
4,800	Moog, Inc.	332,016	0.2
2,879	Nielsen Holdings PLC	55,162	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap	PORTFOLIO OF INVESTMENTS
Value Fund	as of November 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
725	Old Dominion Freight Line	$257,498	0.1
3,400	Oshkosh Corp.	365,840	0.2
2,823	Otis Worldwide Corp.	226,969	0.1
9,975	Owens Corning, Inc.	846,279	0.4
839	Paccar, Inc.	69,989	0.0
377	Parker Hannifin Corp.	113,877	0.1
1,982	Pentair PLC	146,054	0.1
13,700	Primoris Services Corp.	307,154	0.2
3,592	Quanta Services, Inc.	408,698	0.2
379	Regal Rexnord Corp.	59,920	0.0
1,455	Republic Services, Inc.	192,438	0.1
1,331	Robert Half International, Inc.	147,967	0.1
258	Rockwell Automation, Inc.	86,740	0.0
3,396	Roper Technologies, Inc.	1,576,253	0.8
7,100	Rush Enterprises, Inc. – Class A	361,816	0.2
4,480	Ryder System, Inc.	372,198	0.2
4,900 (1)	Skywest, Inc.	191,933	0.1
4,069	Snap-On, Inc.	837,848	0.4
965	Stanley Black & Decker, Inc.	168,643	0.1
5,109	Textron, Inc.	361,717	0.2
5,658	Timken Co.	372,466	0.2
1,239	Toro Co.	124,594	0.1
2,679	Trane Technologies PLC	500,035	0.2
11,800	Triton International Ltd.	660,446	0.3
8,100 (1)	United Airlines Holdings, Inc.	342,306	0.2
1,296 (1)	United Rentals, Inc.	439,007	0.2
12,851	Universal Logistics Holdings, Inc.	238,900	0.1
331	Valmont Industries, Inc.	79,119	0.0
23,600	Wabash National Corp.	394,120	0.2
523	Watsco, Inc.	153,087	0.1
7,488	Westinghouse Air Brake Technologies Corp.	664,710	0.3
420	WW Grainger, Inc.	202,192	0.1
1,147	Xylem, Inc.	138,913	0.1
		31,245,122	15.3

	Information Technology: 14.8%
423 (1)	Akamai Technologies, Inc.	47,672	0.0
9,192	Amdocs Ltd.	641,785	0.3
32,600	Amkor Technology, Inc.	702,856	0.3
2,920	Amphenol Corp.	235,294	0.1
148 (1)	ANSYS, Inc.	57,939	0.0
940 (1)	Arista Networks, Inc.	116,616	0.1
8,725 (1)	Arrow Electronics, Inc.	1,061,396	0.5
1,379	Avnet, Inc.	50,016	0.0
40,016 (1)	Black Knight, Inc.	2,859,943	1.4
727	Broadridge Financial Solutions, Inc. ADR	122,550	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
1,111 (1)	Cadence Design Systems, Inc.	$197,158	0.1
931	CDW Corp.	176,294	0.1
4,440	Corning, Inc.	164,680	0.1
3,900 (1)	Diodes, Inc.	414,765	0.2
11,200 (1)	DXC Technology Co.	335,888	0.2
795	Entegris, Inc.	116,134	0.1
477 (1)	EPAM Systems, Inc.	290,278	0.1
22,455 (1)	Euronet Worldwide, Inc.	2,276,263	1.1
2,024 (1)	F5, Inc.	460,622	0.2
661 (1)	Fortinet, Inc.	219,525	0.1
693 (1)	Gartner, Inc.	216,389	0.1
54,714	Genpact Ltd.	2,641,045	1.3
39,862	Hewlett Packard Enterprise Co.	572,020	0.3
69,631	HP, Inc.	2,456,582	1.2
15,544	Jabil, Inc.	908,702	0.4
12,700	Juniper Networks, Inc.	395,351	0.2
19,354 (1)	Keysight Technologies, Inc.	3,763,966	1.9
1,365	Marvell Technology, Inc.	97,147	0.1
8,700	Methode Electronics, Inc.	386,889	0.2
993	Microchip Technology, Inc.	82,846	0.0
310	MKS Instruments, Inc.	47,170	0.0
182	Monolithic Power Systems, Inc.	100,730	0.1
1,007	Motorola Solutions, Inc.	254,952	0.1
2,884	NetApp, Inc.	256,330	0.1
12,500 (1)	Netgear, Inc.	334,250	0.2
1,366 (1)	Nuance Communications, Inc.	75,799	0.0
252 (1)	Palo Alto Networks, Inc.	137,829	0.1
2,394	Paychex, Inc.	285,365	0.1
5,911 (1)	Qorvo, Inc.	864,365	0.4
9,700 (1)	Sanmina Corp.	354,438	0.2
10,600	Seagate Technology Holdings PLC	1,088,302	0.5
655	Skyworks Solutions, Inc.	99,337	0.1
4,570	TD SYNNEX Corp.	472,812	0.2
591 (1)	Synopsys, Inc.	201,531	0.1
116 (1)	Teledyne Technologies, Inc.	48,174	0.0
941	Teradyne, Inc.	143,851	0.1
1,117 (1)	Trimble, Inc.	95,917	0.1
226 (1)	VeriSign, Inc.	54,220	0.0
1,412	Vontier Corp.	44,492	0.0
20,000	Western Union Co.	316,400	0.2
21,000	Xerox Holdings Corp.	386,820	0.2
9,622	Xilinx, Inc.	2,198,146	1.1
397 (1)	Zebra Technologies Corp.	233,746	0.1
		30,163,587	14.8

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap	PORTFOLIO OF INVESTMENTS
Value Fund	as of November 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 6.8%
9,496	Albemarle Corp.	$2,530,589	1.2
7,536	Amcor PLC	85,307	0.0
364	Aptargroup, Inc.	43,531	0.0
867	Avery Dennison Corp.	177,796	0.1
784	Ball Corp.	73,265	0.0
10,192 (1)	Berry Global Group, Inc.	703,758	0.3
10,600	Cabot Corp.	556,288	0.3
6,059	Celanese Corp. – Series A	917,090	0.5
1,427	CF Industries Holdings, Inc.	86,462	0.0
12,900	Chemours Co.	383,130	0.2
6,212	Corteva, Inc.	279,540	0.1
4,678	Crown Holdings, Inc.	494,932	0.2
782	Eagle Materials, Inc.	120,600	0.1
4,674	Eastman Chemical Co.	487,451	0.2
16,400	Graphic Packaging Holding Co.	323,736	0.2
17,409	Huntsman Corp.	551,691	0.3
4,700 (1)	Ingevity Corp.	337,977	0.2
14,496	International Paper Co.	659,858	0.3
10,500 (1)	Koppers Holdings, Inc.	317,100	0.2
1,727	Louisiana-Pacific Corp.	112,859	0.1
4,989	LyondellBasell Industries NV – Class A	434,692	0.2
427	Martin Marietta Materials, Inc.	172,299	0.1
1,917	Mosaic Co.	65,600	0.0
4,277	Nucor Corp.	454,474	0.2
29,800 (1)	O-I Glass, Inc.	329,886	0.2
857	Packaging Corp. of America	111,916	0.1
1,639	PPG Industries, Inc.	252,685	0.1
6,136	Reliance Steel & Aluminum Co.	911,994	0.5
9,500	Schweitzer-Mauduit International, Inc.	272,650	0.1
548	Scotts Miracle-Gro Co.	79,400	0.0
1,511	Sealed Air Corp.	93,863	0.0
9,000	Silgan Holdings, Inc.	373,230	0.2
841	Sonoco Products Co.	48,887	0.0
7,557	Steel Dynamics, Inc.	451,909	0.2
1,426 (1)	Sylvamo Corp.	43,179	0.0
10,800	Valvoline, Inc.	367,956	0.2
555	Vulcan Materials Co.	106,360	0.1
2,687	WestRock Co.	116,589	0.1
		13,930,529	6.8

	Real Estate: 11.4%
11,392	Alexandria Real Estate Equities, Inc.	2,279,197	1.1
605	AvalonBay Communities, Inc.	144,516	0.1
680	Boston Properties, Inc.	73,331	0.0
20,600	Brandywine Realty Trust	264,710	0.1
16,000	Brixmor Property Group, Inc.	363,840	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
42,326 (1)	CBRE Group, Inc.	$4,045,096	2.0
1,320	CubeSmart	71,174	0.0
1,110	Duke Realty Corp.	64,746	0.0
3,269	Equinix, Inc.	2,655,082	1.3
1,548	Equity Residential	132,060	0.1
240	Essex Property Trust, Inc.	81,466	0.0
1,013	Extra Space Storage, Inc.	202,600	0.1
76,634	Franklin Street Properties Corp.	441,412	0.2
13,500	Gaming and Leisure Properties, Inc.	609,120	0.3
12,500	Industrial Logistics Properties Trust	277,000	0.1
16,911	Iron Mountain, Inc.	768,436	0.4
719 (1)	Jones Lang LaSalle, Inc.	168,900	0.1
3,746	Kimco Realty Corp.	83,985	0.0
17,900	Kite Realty Group Trust	360,148	0.2
17,400	Medical Properties Trust, Inc.	370,446	0.2
18,193	Mid-America Apartment Communities, Inc.	3,752,306	1.9
6,900	Office Properties Income Trust	163,737	0.1
12,000	Omega Healthcare Investors, Inc.	335,280	0.2
29,400	Paramount Group, Inc.	234,024	0.1
24,600	Piedmont Office Realty Trust, Inc.	427,548	0.2
14,800	Plymouth Industrial REIT, Inc.	440,300	0.2
30,000	Preferred Apartment Communities, Inc.	395,400	0.2
17,700	RLJ Lodging Trust	222,843	0.1
25,400	Sabra Healthcare REIT, Inc.	328,422	0.2
4,741	SBA Communications Corp.	1,629,956	0.8
14,200	Service Properties Trust	120,842	0.1
895	Simon Property Group, Inc.	136,792	0.1
21,500	SITE Centers Corp.	323,790	0.2
22,400 (2)	Tanger Factory Outlet Centers, Inc.	443,744	0.2
34,400	Uniti Group, Inc.	456,488	0.2
2,178 (2)	VICI Properties, Inc.	59,242	0.0
6,186	Weyerhaeuser Co.	232,656	0.1
		23,160,635	11.4

	Utilities: 2.4%
7,580	AES Corp.	177,221	0.1
1,066	Ameren Corp.	86,975	0.0
559	American Water Works Co., Inc.	94,231	0.1
1,922	Centerpoint Energy, Inc.	49,799	0.0
1,124	Consolidated Edison, Inc.	87,267	0.0
1,630	DTE Energy Co.	176,594	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap	PORTFOLIO OF INVESTMENTS
Value Fund	as of November 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
851	Edison International	$55,553	0.0
898	Entergy Corp.	90,105	0.1
763	Evergy, Inc.	48,298	0.0
644	Eversource Energy	52,982	0.0
9,700	FirstEnergy Corp.	365,302	0.2
25,148	MDU Resources Group, Inc.	684,780	0.3
6,300	National Fuel Gas Co.	364,203	0.2
20,200	NRG Energy, Inc.	727,604	0.4
16,096	PPL Corp.	447,952	0.2
3,394	Public Service Enterprise Group, Inc.	212,091	0.1
1,573	UGI Corp.	64,886	0.0
47,600	Vistra Corp.	946,288	0.5
896	WEC Energy Group, Inc.	77,889	0.0
1,650	Xcel Energy, Inc.	105,155	0.1
		4,915,175	2.4
	Total Common Stock
	(Cost $173,455,321)	200,335,648	98.4
EXCHANGE-TRADED FUNDS: 0.2%
4,621	iShares Russell Midcap Index Fund	369,726	0.2
	Total Exchange-Traded Funds
	(Cost $377,107)	369,726	0.2
	Total Long-Term Investments (Cost $173,832,428)	200,705,374	98.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Repurchase Agreements: 0.2%
456,526 (3)	Bank of Montreal, Repurchase Agreement dated 11/30/21, 0.05%, due 12/01/21 (Repurchase Amount $456,527, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.800%-4.500%, Market Value plus accrued interest $465,657, due 11/01/31-11/15/56) (Cost $456,526)	456,526	0.2
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.6%
3,177,303 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $3,177,303)	$3,177,303	1.6
	Total Short-Term Investments
	(Cost $3,633,829)	3,633,829	1.8
	Total Investments in Securities (Cost $177,466,257)	$204,339,203	100.4
	Liabilities in Excess of Other Assets	(716,192)	(0.4)
	Net Assets	$203,623,011	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of November 30, 2021.

Geographic Diversification as of November 30, 2021 (as a percentage of net assets)
United States	96.9%
Bermuda	0.9%
United Kingdom	0.2%
Ireland	0.2%
Netherlands	0.2%
Assets in Excess of Other Liabilities ,*	1.6%
Net Assets	100.0%

*
Includes short-term investments and exchange-traded funds.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap	PORTFOLIO OF INVESTMENTS
Value Fund	as of November 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$200,335,648	$—	$—	$200,335,648
Exchange-Traded Funds	369,726	—	—	369,726
Short-Term Investments	3,177,303	456,526	—	3,633,829
Total Investments, at fair value	$203,882,677	$456,526	$—	$204,339,203

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $178,472,812.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$35,118,772
Gross Unrealized Depreciation	(9,252,381)
Net Unrealized Appreciation	$25,866,391
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Fund	as of November 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.9%
	Communication Services: 0.4%
44,787 (1)	QuinStreet, Inc.	$685,689	0.4

	Consumer Discretionary: 16.4%
26,604 (1)	Academy Sports & Outdoors, Inc.	1,187,070	0.7
59,067 (1)	Arhaus, Inc.	572,359	0.4
26,129 (1)	Boyd Gaming Corp.	1,531,421	0.9
8,249 (1)	Bright Horizons Family Solutions, Inc.	1,014,215	0.6
9,402 (1)	CROCS, Inc.	1,542,116	1.0
1,410 (1)	Deckers Outdoor Corp.	571,614	0.4
7,796 (1)	Helen of Troy Ltd.	1,874,938	1.2
24,397	Kontoor Brands, Inc.	1,315,486	0.8
11,095	LCI Industries	1,689,436	1.0
59,950 (1)	Leslie’s, Inc.	1,256,552	0.8
4,332	Lithia Motors, Inc.	1,262,042	0.8
14,419	Marriott Vacations Worldwide Corp.	2,201,060	1.4
9,031 (1)	National Vision Holdings, Inc.	433,849	0.3
10,344 (1)	Overstock.com, Inc.	923,305	0.6
15,490 (1)(2)	PLBY Group, Inc.	594,042	0.4
14,847 (1)	Revolve Group, Inc.	1,130,896	0.7
15,698	Signet Jewelers Ltd.	1,524,904	0.9
55,042 (1)	Sonos, Inc.	1,742,079	1.1
32,695 (1)	Stoneridge, Inc.	713,732	0.4
17,148 (1)	Taylor Morrison Home Corp.	532,617	0.3
17,393	Texas Roadhouse, Inc.	1,442,575	0.9
17,638 (1)	Traeger, Inc.	227,707	0.1
16,299	Winnebago Industries	1,177,114	0.7
		26,461,129	16.4

	Consumer Staples: 2.0%
41,147 (1)(2)	Grocery Outlet Holding Corp.	1,191,617	0.8
48,581 (1)	Performance Food Group Co.	1,958,300	1.2
		3,149,917	2.0

	Energy: 0.8%
36,804	Ovintiv, Inc.	1,279,307	0.8

	Financials: 9.0%
10,157	Capstar Financial Holdings, Inc.	211,570	0.1
29,479 (1)	Focus Financial Partners, Inc.	1,814,138	1.1
29,613 (1)	Green Dot Corp.	1,063,107	0.7
6,519	Kinsale Capital Group, Inc.	1,355,952	0.8
54,554	PacWest Bancorp	2,440,746	1.5
18,636 (1)	Palomar Holdings, Inc.	1,361,919	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
16,388	PJT Partners, Inc.	$1,246,799	0.8
11,126	Primerica, Inc.	1,637,191	1.0
2,020	Signature Bank	610,646	0.4
7,431 (1)	Silvergate Capital Corp.	1,519,491	1.0
10,511	Western Alliance Bancorp.	1,153,897	0.7
		14,415,456	9.0

	Health Care: 23.5%
30,863 (1)	Acadia Healthcare Co., Inc.	1,733,575	1.1
16,353 (1)	Addus HomeCare Corp.	1,426,309	0.9
54,628 (1)	Aerie Pharmaceuticals, Inc.	551,743	0.3
71,242 (1)	Amicus Therapeutics, Inc.	763,002	0.5
17,744 (1)	Apellis Pharmaceuticals, Inc.	746,667	0.5
9,169 (1)	Arena Pharmaceuticals, Inc.	499,619	0.3
16,484 (1)	Arrowhead Pharmaceuticals, Inc.	1,154,704	0.7
14,839 (1)	Arvinas, Inc.	1,121,977	0.7
13,510 (1)	Axonics, Inc.	735,079	0.4
12,262 (1)	Beam Therapeutics, Inc.	970,537	0.6
8,925 (1)	Biohaven Pharmaceutical Holding Co. Ltd.	1,001,742	0.6
11,120 (1)	Blueprint Medicines Corp.	1,069,744	0.7
14,073 (1)	CryoPort, Inc.	935,010	0.6
34,148	Encompass Health Corp.	1,967,608	1.2
16,687 (1)	Fate Therapeutics, Inc.	917,952	0.6
11,489 (1)(2)	Figs, Inc.	381,894	0.2
6,612 (1)	Globus Medical, Inc.	414,043	0.3
43,160 (1)	Halozyme Therapeutics, Inc.	1,419,101	0.9
31,472 (1)	HealthEquity, Inc.	1,720,889	1.1
49,550 (1)(2)	Heron Therapeutics, Inc.	468,247	0.3
27,228 (1)	Insmed, Inc.	749,315	0.5
13,721 (1)	Integer Holdings Corp.	1,094,112	0.7
6,326 (1)	Kodiak Sciences, Inc.	580,980	0.4
8,179 (1)	ModivCare, Inc.	1,120,768	0.7
21,177 (1)(2)	Monte Rosa Therapeutics, Inc.	410,622	0.2
31,438 (1)	NuVasive, Inc.	1,510,910	0.9
14,471 (1)	Omnicell, Inc.	2,561,367	1.6
12,957 (1)	ORIC Pharmaceuticals, Inc.	179,325	0.1
62,837 (1)	Ortho Clinical Diagnostics Holdings PLC	1,202,700	0.7
20,723 (1)	Phreesia, Inc.	1,195,303	0.7
18,371 (1)	Progyny, Inc.	932,696	0.6
82,065 (1)	R1 RCM, Inc.	1,954,788	1.2
25,161 (1)	RAPT Therapeutics, Inc.	821,507	0.5
45,148	Select Medical Holdings Corp.	1,212,224	0.7
17,592 (1)	Stoke Therapeutics, Inc.	438,041	0.3
14,431 (1)	Syneos Health, Inc.	1,402,116	0.9

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Fund	as of November 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
6,199 (1)	Ultragenyx Pharmaceutical, Inc.	$466,351	0.3
		37,832,567	23.5

	Industrials: 20.4%
64,286 (1)	ACV Auctions, Inc.	1,361,577	0.8
39,596	Aerojet Rocketdyne Holdings, Inc.	1,664,616	1.0
17,001 (1)	ASGN, Inc.	2,068,682	1.3
27,015 (1)(2)	Bloom Energy Corp.	742,372	0.5
25,290 (1)	Builders FirstSource, Inc.	1,756,138	1.1
26,950 (1)	Casella Waste Systems, Inc.	2,284,821	1.4
77,346 (1)	Driven Brands Holdings, Inc.	2,386,897	1.5
13,034	EMCOR Group, Inc.	1,555,478	1.0
17,528 (1)	GXO Logistics, Inc.	1,683,564	1.0
14,003	John Bean Technologies Corp.	2,209,253	1.4
21,045	Mantech International Corp.	1,430,008	0.9
10,396	Regal Rexnord Corp.	1,643,608	1.0
42,886 (1)	Shoals Technologies Group, Inc.	1,205,097	0.8
24,439	Simpson Manufacturing Co., Inc.	2,819,283	1.8
46,855 (1)	Sun Country Airlines Holdings, Inc.	1,285,233	0.8
49,711 (1)	The AZEK Co., Inc.	1,949,665	1.2
49,698	Vertiv Holdings Co.	1,274,257	0.8
90,457 (1)	WillScot Mobile Mini Holdings Corp.	3,445,507	2.1
		32,766,056	20.4

	Information Technology: 17.6%
52,604 (1)	ACI Worldwide, Inc.	1,532,880	1.0
42,850 (1)	Avaya Holdings Corp.	834,289	0.5
50,941 (1)	Box, Inc.	1,192,529	0.7
21,568 (1)	Calix, Inc.	1,444,193	0.9
54,712 (1)	Cohu, Inc.	1,803,855	1.1
5,824	Concentrix Corp.	966,784	0.6
14,205 (1)	Euronet Worldwide, Inc.	1,439,961	0.9
34,206	EVERTEC, Inc.	1,436,310	0.9
29,591 (1)	Grid Dynamics Holdings, Inc.	1,160,855	0.7
31,661 (1)(2)	Intapp, Inc.	867,195	0.5
17,139 (1)	Mimecast Ltd.	1,388,259	0.9
8,418	MKS Instruments, Inc.	1,280,883	0.8
15,968 (1)	Onto Innovation, Inc.	1,503,547	0.9
19,443	Power Integrations, Inc.	1,944,883	1.2
15,768 (1)	Q2 Holdings, Inc.	1,266,170	0.8
63,749 (1)	Repay Holdings Corp.	1,042,934	0.7
23,781 (1)	Semtech Corp.	2,037,318	1.3
24,734 (1)	SMART Global Holdings, Inc.	1,410,333	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
32,742 (1)	Super Micro Computer, Inc.	$1,355,519	0.8
70,237	Switch, Inc.	1,920,982	1.2
26,629 (1)	Vonage Holdings Corp.	549,090	0.3
		28,378,769	17.6

	Materials: 3.2%
24,540	Avient Corp.	1,349,945	0.8
19,152 (1)	Ingevity Corp.	1,377,220	0.9
11,986	Minerals Technologies, Inc.	787,121	0.5
16,534	Sensient Technologies Corp.	1,608,593	1.0
		5,122,879	3.2

	Real Estate: 3.6%
47,452	CubeSmart	2,558,612	1.6
110,927 (1)	Cushman & Wakefield PLC	1,961,189	1.2
17,193 (1)	Ryman Hospitality Properties	1,330,738	0.8
		5,850,539	3.6
	Total Common Stock (Cost $151,263,988)	155,942,308	96.9
EXCHANGE-TRADED FUNDS: 1.1%
7,417 (2)	iShares Russell 2000 ETF	1,618,167	1.1
	Total Exchange-Traded Funds
	(Cost $1,715,658)	1,618,167	1.1
	Total Long-Term Investments
	(Cost $152,979,646)	157,560,475	98.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Fund	as of November 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.0%
	Repurchase Agreements: 3.9%
1,451,430 (3)	Bank of America Inc., Repurchase Agreement dated 11/30/21, 0.05%, due 12/01/21 (Repurchase Amount $1,451,432, collateralized by various U.S. Government Agency Obligations, 1.000%-5.000%, Market Value plus accrued interest $1,480,459, due 09/01/28-02/01/57)	$1,451,430	0.9
430,274 (3)	Citigroup, Inc., Repurchase Agreement dated 11/30/21, 0.05%, due 12/01/21 (Repurchase Amount $430,275, collateralized by various U.S. Government Securities, 0.000%-3.000%, Market Value plus accrued interest $438,880, due 12/02/21-11/15/51)	430,274	0.3
1,451,430 (3)	Daiwa Capital Markets, Repurchase Agreement dated 11/30/21, 0.05%, due 12/01/21 (Repurchase Amount $1,451,432, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,480,459, due 12/31/21-12/01/51)	1,451,430	0.9
1,451,430 (3)	Deutsche Bank Securities Inc., Repurchase Agreement dated 11/30/21, 0.05%, due 12/01/21 (Repurchase Amount $1,451,432, collateralized by various U.S. Government Securities, 0.125%-4.375%, Market Value plus accrued interest $1,480,459, due 12/15/21-11/15/51)	1,451,430	0.9
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,451,430 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 11/30/21, 0.05%, due 12/01/21 (Repurchase Amount $1,451,432, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.125%, Market Value plus accrued interest $1,480,459, due 02/15/22-12/01/51)	$1,451,430	0.9
	Total Repurchase Agreements (Cost $6,235,994)	6,235,994	3.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
3,494,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $3,494,000)	$3,494,000	2.1
	Total Short-Term Investments (Cost $9,729,994)	9,729,994	6.0
	Total Investments in Securities (Cost $162,709,640)	$167,290,469	104.0
	Liabilities in Excess of Other Assets	(6,366,692)	(4.0)
	Net Assets	$160,923,777	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of November 30, 2021.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Fund	as of November 30, 2021 (Unaudited) (continued)

Geographic Diversification as of November 30, 2021
(as a percentage of net assets)
United States	94.2%
United Kingdom	1.8%
Puerto Rico	0.9%
Assets in Excess of Other Liabilities ,*	3.1%
Net Assets	100.0%

*
Includes short-term investments and exchange-traded funds.

Portfolio holdings are subject to change daily.
Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$155,942,308	$—	$—	$155,942,308
Exchange-Traded Funds	1,618,167	—	—	1,618,167
Short-Term Investments	3,494,000	6,235,994	—	9,729,994
Total Investments, at fair value	$161,054,475	$6,235,994	$—	$167,290,469

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $167,622,903.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$16,947,132
Gross Unrealized Depreciation	(17,279,566)
Net Unrealized Depreciation	$(332,434)
See Accompanying Notes to Financial Statements

Voya U.S. High Dividend	PORTFOLIO OF INVESTMENTS
Low Volatility Fund	as of November 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Communication Services: 5.9%
67,353	AT&T, Inc.	$1,537,669	1.3
40,055	Comcast Corp. - Class A	2,001,949	1.6
6,302	Electronic Arts, Inc.	782,834	0.6
15,557	Interpublic Group of Cos., Inc.	516,337	0.4
12,455	New York Times Co.	591,612	0.5
37,888	Verizon Communications, Inc.	1,904,630	1.5
		7,335,031	5.9

	Consumer Discretionary: 4.7%
809	Domino’s Pizza, Inc.	424,029	0.3
5,560	Garmin Ltd.	742,482	0.6
24,537	H&R Block, Inc.	581,036	0.5
5,282	Hasbro, Inc.	511,879	0.4
1,401	McDonald’s Corp.	342,685	0.3
12,151	Service Corp. International	803,910	0.6
5,557	Starbucks Corp.	609,270	0.5
4,493	Target Corp.	1,095,573	0.9
5,856	Yum! Brands, Inc.	719,351	0.6
		5,830,215	4.7

	Consumer Staples: 7.8%
12,105	Altria Group, Inc.	516,157	0.4
4,767	Coca-Cola Co.	250,029	0.2
10,701	Colgate-Palmolive Co.	802,789	0.6
29,137	Flowers Foods, Inc.	752,317	0.6
15,637	General Mills, Inc.	965,898	0.8
4,011	Hershey Co.	711,912	0.6
19,278	Mondelez International, Inc.	1,136,245	0.9
6,050	PepsiCo, Inc.	966,669	0.8
13,891	Philip Morris International, Inc.	1,193,793	1.0
16,849	Procter & Gamble Co.	2,436,029	1.9
		9,731,838	7.8

	Energy: 4.1%
10,221	Chevron Corp.	1,153,644	0.9
3,441	ConocoPhillips	241,317	0.2
49,651	Kinder Morgan, Inc.	767,605	0.6
9,935	Marathon Petroleum Corp.	604,545	0.5
4,111	Oneok, Inc.	246,002	0.2
2,600	Phillips 66	179,842	0.2
8,234	Targa Resources Corp.	425,122	0.3
7,670	Valero Energy Corp.	513,430	0.4
34,880	Williams Cos., Inc.	934,435	0.8
		5,065,942	4.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 20.6%
11,011	AGNC Investment Corp.	$168,358	0.1
6,692	Allstate Corp.	727,554	0.6
3,604	Ally Financial, Inc.	165,171	0.1
2,785	Ameriprise Financial, Inc.	806,536	0.7
3,261	Aon PLC	964,506	0.8
3,159	Assurant, Inc.	480,484	0.4
6,809	Bank of America Corp.	302,796	0.2
14,724	Bank OZK	658,310	0.5
1,760	Blackrock, Inc.	1,592,114	1.3
5,688	Blackstone, Inc.	804,568	0.6
1,803	Capital One Financial Corp.	253,376	0.2
7,203	Citigroup, Inc.	458,831	0.4
5,810	Essent Group Ltd.	241,580	0.2
16,653	Fifth Third Bancorp	701,924	0.6
5,939	First American Financial Corp.	440,555	0.4
2,601	Hancock Whitney Corp.	124,276	0.1
3,435	Hanover Insurance Group, Inc.	418,211	0.3
11,618	Hartford Financial Services Group, Inc.	767,950	0.6
7,868	Intercontinental Exchange, Inc.	1,028,505	0.8
5,226	International Bancshares Corp.	219,544	0.2
4,125	Lazard Ltd.	175,807	0.1
8,579	Loews Corp.	458,633	0.4
7,627	Marsh & McLennan Cos., Inc.	1,250,981	1.0
3,660	Mercury General Corp.	186,733	0.2
45,330	MGIC Investment Corp.	639,153	0.5
5,348	Morgan Stanley	507,097	0.4
1,267	MSCI, Inc. - Class A	797,513	0.6
4,229	Nasdaq, Inc.	859,460	0.7
31,061	Old Republic International Corp.	744,222	0.6
10,547	Progressive Corp.	980,238	0.8
4,039	Prosperity Bancshares, Inc.	287,900	0.2
27,758	Regions Financial Corp.	631,494	0.5
1,904	RLI Corp.	195,693	0.2
2,082	S&P Global, Inc.	948,830	0.8
15,044	Starwood Property Trust, Inc.	375,498	0.3
9,339	Synchrony Financial	418,294	0.3
11,692	Synovus Financial Corp.	529,531	0.4
4,694	T. Rowe Price Group, Inc.	938,565	0.8
8,918	Tradeweb Markets, Inc.	856,128	0.7

See Accompanying Notes to Financial Statements

Voya U.S. High Dividend	PORTFOLIO OF INVESTMENTS
Low Volatility Fund	as of November 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
4,059	UMB Financial Corp.	$408,254	0.3
20,011	US Bancorp	1,107,409	0.9
10,975	Washington Federal, Inc.	356,578	0.3
10,473	Wells Fargo & Co.	500,400	0.4
802	Willis Towers Watson PLC	181,124	0.1
		25,660,684	20.6

	Health Care: 18.4%
11,168	Abbott Laboratories	1,404,599	1.1
5,998	AbbVie, Inc.	691,449	0.6
4,777	Agilent Technologies, Inc.	720,849	0.6
3,414	Amgen, Inc.	678,976	0.5
1,360	Anthem, Inc.	552,473	0.4
10,629	Baxter International, Inc.	792,605	0.6
4,554	Becton Dickinson & Co.	1,079,936	0.9
23,909	Bristol-Myers Squibb Co.	1,282,240	1.0
11,246	Cerner Corp.	792,281	0.6
468	Chemed Corp.	217,849	0.2
5,012	CVS Health Corp.	446,369	0.4
3,838	Eli Lilly & Co.	951,977	0.8
17,712	Gilead Sciences, Inc.	1,220,888	1.0
382	Humana, Inc.	160,329	0.1
20,293	Johnson & Johnson	3,164,287	2.5
2,234	McKesson Corp.	484,242	0.4
12,038	Medtronic PLC	1,284,455	1.0
21,766	Merck & Co., Inc.	1,630,491	1.3
51,567	Pfizer, Inc.	2,770,695	2.2
932	Thermo Fisher Scientific, Inc.	589,798	0.5
2,696	UnitedHealth Group, Inc.	1,197,617	1.0
3,775	Zoetis, Inc.	838,201	0.7
		22,952,606	18.4

	Industrials: 12.1%
6,481	3M Co.	1,102,029	0.9
4,432	Allegion Public Ltd.	547,972	0.4
2,427	Ametek, Inc.	331,286	0.3
10,172	AO Smith Corp.	804,097	0.7
8,565	Booz Allen Hamilton Holding Corp.	718,946	0.6
18,222	CSX Corp.	631,575	0.5
2,539	Cummins, Inc.	532,555	0.4
493	Deere & Co.	170,351	0.1
6,797	Emerson Electric Co.	597,049	0.5
14,961	Johnson Controls International plc	1,118,484	0.9
6,280	Knight-Swift Transportation Holdings, Inc.	359,530	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
3,133	L3Harris Technologies, Inc.	$655,048	0.5
1,977	Leidos Holdings, Inc.	173,798	0.1
1,967	Lockheed Martin Corp.	655,640	0.5
3,842	Manpowergroup, Inc.	344,358	0.3
4,459	Pentair PLC	328,584	0.3
2,544	Rockwell Automation, Inc.	855,293	0.7
1,946	Roper Technologies, Inc.	903,236	0.7
6,335	TransUnion	704,389	0.6
1,193	Union Pacific Corp.	281,119	0.2
3,614	United Parcel Service, Inc. - Class B	716,909	0.6
3,905	Verisk Analytics, Inc.	878,117	0.7
6,036	Waste Connections, Inc.	803,150	0.6
1,717	WW Grainger, Inc.	826,581	0.7
		15,040,096	12.1

	Information Technology: 10.4%
3,070	Accenture PLC	1,097,218	0.9
9,631	Amdocs Ltd.	672,436	0.5
3,657	Automatic Data Processing, Inc.	844,365	0.7
4,330	Avnet, Inc.	157,049	0.1
38,409	Cisco Systems, Inc.	2,106,349	1.7
12,893	Cognizant Technology Solutions Corp.	1,005,396	0.8
7,170	Dolby Laboratories, Inc.	598,050	0.5
15,212	Genpact Ltd.	734,283	0.6
15,913	HP, Inc.	561,411	0.4
10,348	International Business Machines Corp.	1,211,751	1.0
1,392	Intuit, Inc.	908,002	0.7
2,677	Microsoft Corp.	884,989	0.7
10,468	NortonLifeLock, Inc.	260,130	0.2
7,639	Oracle Corp.	693,163	0.6
5,766	Paychex, Inc.	687,307	0.5
2,979	Visa, Inc. - Class A	577,241	0.5
		12,999,140	10.4

	Materials: 3.6%
2,859	Air Products & Chemicals, Inc.	821,791	0.7
4,370	Aptargroup, Inc.	522,608	0.4
3,570	DuPont de Nemours, Inc.	264,037	0.2
7,162	International Paper Co.	326,014	0.3
1,725	Minerals Technologies, Inc.	113,281	0.1
639	NewMarket Corp.	211,701	0.2
6,076	Packaging Corp. of America	793,465	0.6

See Accompanying Notes to Financial Statements

Voya U.S. High Dividend	PORTFOLIO OF INVESTMENTS
Low Volatility Fund	as of November 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
1,505	PPG Industries, Inc.	$232,026	0.2
4,172	RPM International, Inc.	379,819	0.3
2,327	Sherwin-Williams Co.	770,795	0.6
		4,435,537	3.6

	Real Estate: 5.8%
11,251	Brixmor Property Group, Inc.	255,848	0.2
16,468	Corporate Office Properties Trust SBI MD	422,569	0.3
6,366	Duke Realty Corp.	371,329	0.3
936	EastGroup Properties, Inc.	190,663	0.2
1,937	Equity Lifestyle Properties, Inc.	157,478	0.1
4,652	Extra Space Storage, Inc.	930,400	0.8
7,019	First Industrial Realty Trust, Inc.	424,018	0.3
15,957	Gaming and Leisure Properties, Inc.	719,980	0.6
3,238	Invitation Homes, Inc.	130,944	0.1
6,730	Life Storage, Inc.	889,302	0.7
964	Mid-America Apartment Communities, Inc.	198,825	0.2
9,288	National Retail Properties, Inc.	409,601	0.3
13,400	National Storage Affiliates Trust	822,492	0.7
4,451	ProLogis, Inc.	670,988	0.5
1,781	SBA Communications Corp.	612,308	0.5
		7,206,745	5.8

	Utilities: 5.7%
13,949	Dominion Energy, Inc.	993,169	0.8
2,652	DTE Energy Co.	287,318	0.2
12,414	Duke Energy Corp.	1,204,282	1.0
5,959	Entergy Corp.	597,926	0.5
12,384	Evergy, Inc.	783,907	0.6
14,749	MDU Resources Group, Inc.	401,615	0.3
7,972	National Fuel Gas Co.	460,861	0.4
14,344	Public Service Enterprise Group, Inc.	896,357	0.7
3,169	Sempra Energy	379,868	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
2,309	Southern Co.	$141,080	0.1
3,357	UGI Corp.	138,476	0.1
9,041	WEC Energy Group, Inc.	785,934	0.7
		7,070,793	5.7
	Total Common Stock (Cost $109,278,878)	123,328,627	99.1
EXCHANGE-TRADED FUNDS: 0.7%
5,714	iShares Russell 1000 Value ETF	906,640	0.7
	Total Exchange-Traded Funds (Cost $923,062)	906,640	0.7
	Total Long-Term Investments (Cost $110,201,940)	124,235,267	99.8
SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
371,000 (1)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $371,000)	371,000	0.3
	Total Short-Term Investments
	(Cost $371,000)	371,000	0.3
	Total Investments in Securities (Cost $110,572,940)	$124,606,267	100.1
	Liabilities in Excess of Other Assets	(140,384)	(0.1)
	Net Assets	$124,465,883	100.0

(1)
Rate shown is the 7-day yield as of November 30, 2021.

Geographic Diversification as of November 30, 2021 (as a percentage of net assets)
United States	97.4%
Ireland	1.0%
Canada	0.6%
United Kingdom	0.1%
Assets in Excess of Other Liabilities ,*	0.9%
Net Assets	100.0%

*
Includes short-term investments and exchange-traded funds.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya U.S. High Dividend	PORTFOLIO OF INVESTMENTS
Low Volatility Fund	as of November 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$123,328,627	$—	$—	$123,328,627
Exchange-Traded Funds	906,640	—	—	906,640
Short-Term Investments	371,000	—	—	371,000
Total Investments, at fair value	$124,606,267	$—	$—	$124,606,267

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $110,931,135.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$16,748,841
Gross Unrealized Depreciation	(3,073,709)
Net Unrealized Appreciation	$13,675,132
See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (Unaudited)

Proposal:
1
At this meeting, a proposal was submitted to approve a change in the sub-classification under the Investment Company Act of 1940, as amended, of their respective Fund from “diversified” to “non-diversified”, including the elimination of the related fundamental investment restriction.

A shareholder meeting of Voya Large-Cap Growth Fund was held virtually on October 7, 2021.
	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Voya Large-Cap Growth Fund	1*	13,259,361.018	125,425.273	175,384.381	0.000	13,560,170.672

*
Proposal Passed

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS
At a meeting held on November 18, 2021, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Large-Cap Growth Fund, Voya Large Cap Value Fund, Voya MidCap Opportunities Fund, Voya Multi-Manager Mid Cap Value Fund, Voya SmallCap Opportunities Fund, and Voya U.S. High Dividend Low Volatility Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the respective sub-adviser to each Fund (the “Sub-Adviser”) for an additional one year period ending November 30, 2022
In addition to the Board meeting on November 18, 2021, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 7, 2021, and November 16, 2021. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager or the Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and the Sub-Adviser.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to each Fund’s investment management and sub-advisory arrangements.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.
The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are consistently complied with, and other periodic reports covering related matters.
The Board considered the portfolio management team assigned by the Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Funds.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and the Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. With respect to Voya Multi-Manager Mid Cap Value Fund, the Board also reviewed the performance of the Fund assets allocated by the Manager to each Sub-Adviser. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted the breakpoints in the management fee schedules that will result in a lower management fee rate when a Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Funds do not have management fee breakpoints, they may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Adviser could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager intends to propose any changes thereto. The Board also considered the extent to which the Manager currently waives management fees and/or reimburses a Fund for other Fund-level expenses at different rates for different share classes (“Differential Fee Waiver”), including the basis for the Manager’s determination that any Differential Fee Waiver does not and will not result in any cross-subsidization by one share class of another share class. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by the Manager
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Funds, including their ability to engage in soft-dollar transactions on behalf of the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.
Fund-by-Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 7, 2021, November 16, 2021, and/or November 18, 2021 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2021. In addition, the Board also considered at its October 7, 2021, November 16, 2021, and/or November 18, 2021 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
Voya Large-Cap Growth Fund
In considering whether to approve the renewal of the Contracts for Voya Large-Cap Growth Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the third quintile of its Morningstar category for the five-year and ten-year periods, the fourth quintile for the three-year period, and the fifth quintile for the year-to-date and

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

one-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the impact of security selection and sector allocation on the Fund’s performance during certain periods; and (2) the competitiveness of the Fund’s performance during certain periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the first quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.
Voya Large Cap Value Fund
In considering whether to approve the renewal of the Contracts for Voya Large Cap Value Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the second quintile of its Morningstar category for the one-year, three-year and five-year periods, and the third quintile for the year-to-date and ten-year periods; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the ten-year period, during which it underperformed.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the third quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Fund’s management fee rate and net expense ratio.
Voya MidCap Opportunities Fund
In considering whether to approve the renewal of the Contracts for Voya MidCap Opportunities Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the third quintile of its Morningstar category for the three-year and ten-year periods, and the fourth quintile for the year-to-date, one-year, and five-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it outperformed. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the impact of security selection on the Fund’s performance; and (2) the competitiveness of the Fund’s performance during certain periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the economies of scale benefits to the Fund and its shareholders from breakpoint discounts applicable to the Fund’s management fee rate, which result in lower fees at higher asset levels; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the second quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the third quintile of net expense ratios of the funds in its Selected Peer Group.
Voya Multi-Manager Mid Cap Value Fund
In considering whether to approve the renewal of the Contracts for Voya Multi-Manager Mid Cap Value Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the third quintile of its Morningstar category for the one-year period, and the fourth quintile for the year-to-date, three-year, and five-year periods; and (2) the Fund outperformed its primary benchmark for the year-to-date and one-year periods and underperformed for the three-year and five-year periods. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the impact of each Sub-Adviser’s investment style and security selection on the Fund’s performance; (2) the competitiveness of the Fund’s performance during certain periods; and (3) its continued evaluation of potential changes to the Fund.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the second quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.
Voya SmallCap Opportunities Fund
In considering whether to approve the renewal of the Contracts for Voya SmallCap Opportunities Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the fourth quintile of its Morningstar category for the year-to-date period, and the fifth quintile for the one-year, three-year, five-year and ten-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the impact of security selection on the Fund’s performance; (2) its expectation that performance will improve; and (3) its confidence in the Sub-Adviser’s ability to execute the Fund’s investment strategy.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the second quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the third quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account that, as a result of the Board’s request during the renewal process, the Fund’s contractual expense limits will be reduced, effective January 1, 2022.
Voya U.S. High Dividend Low Volatility Fund
In considering whether to approve the renewal of the Contracts for Voya U.S. High Dividend Low Volatility Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the fifth quintile of its Morningstar category for the year-to-date and one-year periods, and the third quintile for the three-year period; and (2) the Fund underperformed its primary benchmark for the year-to-date, one-year and three-year periods. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the impact of stock selection and sector allocation on the Fund’s performance; (2) the recent change in the Fund’s primary benchmark which may provide shareholders with stronger relative returns; and (3) its confidence in the ability of the Sub-Adviser to execute the Fund’s investment strategy.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the first quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.
Board Conclusion
After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2022.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163312         (1121-012122)

Semi-Annual Report
November 30, 2021
Classes A, C, I, P3, R, R6 and W
Domestic Equity and Growth Funds
■
Voya Corporate Leaders® 100 Fund

■
Voya Small Company Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each fund’s annual and semi-annual shareholder reports, like this semi-annual report, are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Despite Headwinds, Economy and Markets Continue to Advance
Dear Shareholder,
The financial markets continued to advance during the six-month period ended November 30, 2021, even as new variants of the COVID-19 virus resurrected threats of economic disruption and inflation fears stirred up economic uncertainty. U.S. Federal Reserve Board (the “Fed”) officials have acknowledged that the risk of persistently higher inflation has increased and have accelerated policy measures to contain it. In November, the Fed began “tapering,” i.e., reducing its monthly purchases of mortgage-backed and U.S. Treasury securities; during the pandemic these purchases have helped to support the economy by keeping long-term interest rates low. Because of building inflation pressures, the Fed will double the pace of tapering, by trimming its purchases faster and thus may arrive sooner at a point where it will consider hiking interest rates, in our view.
Inflation worries notwithstanding, growth expectations in the United States remain resilient, in our view. Consumer confidence has been rising and consumers have kept on spending during 2021. While we believe the current inflationary environment no longer seems “transitory,” in our view many are miscasting it as a long-term, structural shift. Rather, we see current inflation as cyclical, i.e., persistent during this phase of above-trend growth, which we believe is likely to persist over the next two years or so. In this environment, we believe corporate earnings will continue to expand and stocks outperform, though not to the extent seen in 2021.
As we’ve often noted, the financial markets can sometimes confound expectations, so it’s important to have a plan for investing consistently through headwinds and tailwinds. Keep focused on your long-term goals and don’t get distracted by short-term fluctuations; however compelling or distracting they may seem. Should your long-term goals change, discuss the situation thoroughly with your financial advisor before making any changes to your investment portfolio.
Regardless of events, at Voya we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to working with you in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
December 15, 2021
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021 to November 30, 2021. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2021*	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2021*
Voya Corporate Leaders® 100 Fund
Class A	$1,000.00	$1,031.50	0.81%	$4.13	$1,000.00	$1,021.01	0.81%	$4.10
Class C	1,000.00	1,028.60	1.34	6.81	1,000.00	1,018.35	1.34	6.78
Class I	1,000.00	1,032.70	0.49	2.50	1,000.00	1,022.61	0.49	2.48
Class P3	1,000.00	1,035.20	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Class R	1,000.00	1,030.00	1.09	5.55	1,000.00	1,019.60	1.09	5.52
Class R6	1,000.00	1,032.70	0.48	2.45	1,000.00	1,022.66	0.48	2.43
Class W	1,000.00	1,032.60	0.56	2.85	1,000.00	1,022.26	0.56	2.84
Voya Small Company Fund
Class A	$1,000.00	$944.80	1.35%	$6.58	$1,000.00	$1,018.30	1.35%	$6.83
Class C	1,000.00	941.20	2.10	10.22	1,000.00	1,014.54	2.10	10.61
Class I	1,000.00	946.40	1.04	5.07	1,000.00	1,019.85	1.04	5.27
Class R	1,000.00	943.50	1.60	7.80	1,000.00	1,017.05	1.60	8.09
Class R6	1,000.00	946.60	0.99	4.83	1,000.00	1,020.10	0.99	5.01
Class W	1,000.00	945.90	1.10	5.37	1,000.00	1,019.55	1.10	5.57

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

2

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2021 (Unaudited)

	Voya Corporate Leaders® 100 Fund	Voya Small Company Fund
ASSETS:
Investments in securities at fair value+*	$863,491,635	$329,426,683
Short-term investments at fair value†	11,566,000	4,697,881
Cash	5,305	12,657
Cash collateral for futures contracts	563,500	–
Foreign currencies at value‡	–	9,458
Receivables:
Investment securities sold	5,093,424	3,173,649
Fund shares sold	1,402,665	982,144
Dividends	1,955,379	197,427
Foreign tax reclaims	–	4,113
Prepaid expenses	72,536	60,736
Reimbursement due from Investment Adviser	12,458	–
Other assets	52,729	27,414
Total assets	884,215,631	338,592,162
LIABILITIES:
Payable for fund shares redeemed	550,709	360,724
Payable upon receipt of securities loaned	–	4,075,881
Variation margin payable on futures contracts	271,567	–
Payable for investment management fees	358,534	274,149
Payable for distribution and shareholder service fees	169,583	11,897
Payable to trustees under the deferred compensation plan (Note 6)	52,729	27,414
Payable for trustee fees	4,178	2,113
Other accrued expenses and liabilities	441,744	1,091,439
Total liabilities	1,849,044	5,843,617
NET ASSETS	$882,366,587	$332,748,545
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$456,683,137	$242,494,347
Total distributable earnings	425,683,450	90,254,198
NET ASSETS	$882,366,587	$332,748,545
+ Including securities loaned at value	$–	$3,922,996
* Cost of investments in securities	$489,776,649	$336,232,655
† Cost of short-term investments	$11,566,000	$4,697,881
‡ Cost of foreign currencies	$–	$9,473
See Accompanying Notes to Financial Statements
3

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2021 (Unaudited) (continued)

	Voya Corporate Leaders® 100 Fund	Voya Small Company Fund
Class A
Net assets	$453,006,951	$40,321,914
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	19,467,632	2,738,954
Net asset value and redemption price per share†	$23.27	$14.72
Maximum offering price per share (5.75%)(1)	$24.69	$15.62
Class C
Net assets	$72,406,319	$3,298,385
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	3,144,076	312,444
Net asset value and redemption price per share†	$23.03	$10.56
Class I
Net assets	$274,606,504	$143,356,269
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	11,763,393	7,801,294
Net asset value and redemption price per share	$23.34	$18.38
Class P3
Net assets	$4,952	n/a
Shares authorized	unlimited	n/a
Par value	$0.010	n/a
Shares outstanding	203	n/a
Net asset value and redemption price per share	$24.39	n/a
Class R
Net assets	$62,043,934	$68,135
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	2,693,342	4,634
Net asset value and redemption price per share	$23.04	$14.70
Class R6
Net assets	$4,749,644	$84,028,319
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	203,382	4,559,783
Net asset value and redemption price per share	$23.35	$18.43
Class W
Net assets	$15,548,283	$61,675,523
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	663,723	3,358,687
Net asset value and redemption price per share	$23.43	$18.36

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
4

STATEMENTS OF OPERATIONS for the six months ended November 30, 2021 (Unaudited)

	Voya Corporate Leaders® 100 Fund	Voya Small Company Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,533,143	$1,732,167
Securities lending income, net	—	9,789
Total investment income	8,533,143	1,741,956
EXPENSES:
Investment management fees	2,011,032	1,968,998
Distribution and shareholder service fees:	1,113,142	73,584
Class A	565,774	53,228
Class C	388,929	20,184
Class R	158,439	172
Transfer agent fees:	401,863	177,833
Class A	245,336	35,028
Class C	42,209	3,322
Class I	71,288	84,595
Class P3	25	—
Class R	34,371	57
Class R6	112	582
Class W	8,522	54,249
Shareholder reporting expense	4,960	13,580
Registration fees	53,869	47,518
Professional fees	22,410	27,695
Custody and accounting expense	41,520	43,852
Trustee fees	16,716	8,449
Licensing fee (Note 7)	83,603	—
Miscellaneous expense	4,413	24,893
Interest expense	1,082	187
Total expenses	3,754,610	2,386,589
Waived and reimbursed fees	(411,746)	(104,477)
Net expenses	3,342,864	2,282,112
Net investment income (loss)	5,190,279	(540,156)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	31,365,673	38,487,930
Foreign currency related transactions	—	(227)
Futures	29,793	—
Net realized gain	31,395,466	38,487,703
Net change in unrealized appreciation (depreciation) on:
Investments	(10,637,362)	(58,138,120)
Foreign currency related transactions	—	(203)
Futures	19,960	—
Net change in unrealized appreciation (depreciation)	(10,617,402)	(58,138,323)
Net realized and unrealized gain (loss)	20,778,064	(19,650,620)
Increase (decrease) in net assets resulting from operations	$25,968,343	$(20,190,776)
* Foreign taxes withheld	$—	$5,753
See Accompanying Notes to Financial Statements
5

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Corporate Leaders® 100 Fund		Voya Small Company Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM OPERATIONS:
Net investment income (loss)	$5,190,279	$10,730,545	$(540,156)	$(542,224)
Net realized gain	31,395,466	86,924,970	38,487,703	102,627,421
Net change in unrealized appreciation (depreciation)	(10,617,402)	176,823,569	(58,138,323)	73,076,193
Increase (decrease) in net assets resulting from operations	25,968,343	274,479,084	(20,190,776)	175,161,390
FROM DISTRIBUTIONS TO SHAREHOLDERS:	—	—	—	—
Total distributions (excluding return of capital):
Class A	—	(79,658,141)	—	—
Class C	—	(15,381,900)	—	—
Class I	—	(40,501,730)	—	(326,955)
Class P3(1)	—	(805)	—	—
Class R	—	(11,520,824)	—	—
Class R6	—	(2,801,723)	—	(120,570)
Class W	—	(3,341,049)	—	(41,718)
Total distributions	—	(153,206,172)	—	(489,243)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	128,096,445	99,825,870	23,495,006	92,079,504
Reinvestment of distributions	—	138,189,682	—	476,539
	128,096,445	238,015,552	23,495,006	92,556,043
Cost of shares redeemed	(99,236,847)	(168,864,852)	(130,027,636)	(209,641,065)
Net increase (decrease) in net assets resulting from capital share transactions	28,859,598	69,150,700	(106,532,630)	(117,085,022)
Net increase (decrease) in net assets	54,827,941	190,423,612	(126,723,406)	57,587,125
NET ASSETS:
Beginning of year or period	827,538,646	637,115,034	459,471,951	401,884,826
End of year or period	$882,366,587	$827,538,646	$332,748,545	$459,471,951

(1)
Class P3 of Voya Small Company Fund was fully redeemed on November 2, 2020

See Accompanying Notes to Financial Statements
6

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Corporate Leaders® 100 Fund
Class A
11-30-21+	22.56	0.14•	0.57	0.71	—	—	—	—	—	23.27	3.15	0.89	0.81	0.81	1.22	453,007	11
05-31-21	19.35	0.31•	7.79	8.10	0.40	4.49	—	4.88	—	22.56	46.33	0.96	0.81	0.81	1.49	441,976	27
05-31-20	20.14	0.36•	0.86	1.22	0.38	1.63	—	2.01	—	19.35	5.08	0.95	0.82	0.82	1.73	323,701	103
05-31-19	21.70	0.36•	(0.02)	0.34	0.37	1.53	—	1.90	—	20.14	1.99	0.92	0.81	0.81	1.68	329,079	23
05-31-18	20.11	0.31•	1.93	2.24	0.33	0.32	—	0.65	—	21.70	11.08	0.90	0.81	0.81	1.46	280,385	14
05-31-17	17.75	0.30•	2.35	2.65	0.29	—	—	0.29	—	20.11	15.00	0.91	0.81	0.81	1.57	298,606	19
Class C
11-30-21+	22.39	0.08•	0.56	0.64	—	—	—	—	—	23.03	2.86	1.64	1.34	1.34	0.67	72,406	11
05-31-21	19.21	0.19•	7.73	7.92	0.25	4.49	—	4.74	—	22.39	45.54	1.71	1.38	1.38	0.92	78,110	27
05-31-20	20.01	0.24•	0.86	1.10	0.27	1.63	—	1.90	—	19.21	4.51	1.70	1.36	1.36	1.17	77,642	103
05-31-19	21.54	0.24•	0.00*	0.24	0.24	1.53	—	1.77	—	20.01	1.48	1.67	1.35	1.35	1.11	99,290	23
05-31-18	19.97	0.20•	1.90	2.10	0.21	0.32	—	0.53	—	21.54	10.47	1.65	1.35	1.35	0.93	110,325	14
05-31-17	17.63	0.19•	2.33	2.52	0.18	—	—	0.18	—	19.97	14.37	1.66	1.37	1.37	1.02	109,432	19
Class I
11-30-21+	22.60	0.18•	0.56	0.74	—	—	—	—	—	23.34	3.27	0.60	0.49	0.49	1.56	274,607	11
05-31-21	19.37	0.38•	7.80	8.18	0.46	4.49	—	4.95	—	22.60	46.84	0.65	0.49	0.49	1.80	213,638	27
05-31-20	20.15	0.43•	0.87	1.30	0.45	1.63	—	2.08	—	19.37	5.45	0.62	0.50	0.50	2.04	156,971	103
05-31-19	21.71	0.41•	(0.01)	0.40	0.43	1.53	—	1.96	—	20.15	2.29	0.59	0.49	0.49	1.92	191,916	23
05-31-18	20.12	0.38•	1.93	2.31	0.40	0.32	—	0.72	—	21.71	11.43	0.56	0.49	0.49	1.78	333,230	14
05-31-17	17.76	0.37	2.34	2.71	0.35	—	—	0.35	—	20.12	15.35	0.57	0.49	0.49	1.92	352,048	19
Class P3
11-30-21+	23.56	0.25•	0.58	0.83	—	—	—	—	—	24.39	3.52	1.54	0.00*	0.00*	2.03	5	11
05-31-21	19.93	0.50•	8.09	8.59	0.47	4.49	—	4.95	—	23.56	47.63	1.65	0.00	0.00	2.30	5	27
05-31-20	20.38	0.52	0.87	1.39	0.21	1.63	—	1.84	—	19.93	5.94	1.69	0.01	0.01	2.53	3	103
06-04-18(4) - 05-31-19	21.98	0.52	(0.27)	0.25	0.32	1.53	—	1.85	—	20.38	1.58	1.65	0.00*	0.00*	2.48	3	23
Class R
11-30-21+	22.37	0.11•	0.56	0.67	—	—	—	—	—	23.04	3.00	1.14	1.09	1.09	0.93	62,044	11
05-31-21	19.21	0.24•	7.73	7.97	0.32	4.49	—	4.81	—	22.37	45.93	1.21	1.13	1.13	1.17	63,791	27
05-31-20	20.01	0.30•	0.85	1.15	0.32	1.63	—	1.95	—	19.21	4.77	1.20	1.11	1.11	1.43	50,071	103
05-31-19	21.55	0.29•	(0.01)	0.28	0.29	1.53	—	1.82	—	20.01	1.70	1.17	1.10	1.10	1.36	53,994	23
05-31-18	19.98	0.25•	1.91	2.16	0.27	0.32	—	0.59	—	21.55	10.76	1.15	1.10	1.10	1.18	59,800	14
05-31-17	17.65	0.23	2.34	2.57	0.24	—	—	0.24	—	19.98	14.64	1.16	1.12	1.12	1.28	59,970	19
Class R6
11-30-21+	22.61	0.17•	0.57	0.74	—	—	—	—	—	23.35	3.27	0.54	0.48	0.48	1.45	4,750	11
05-31-21	19.38	0.38•	7.81	8.19	0.47	4.49	—	4.95	—	22.61	46.83	0.56	0.48	0.48	1.82	13,764	27
05-31-20	20.16	0.43•	0.88	1.31	0.46	1.63	—	2.09	—	19.38	5.47	0.58	0.49	0.49	2.04	11,195	103
05-31-19	21.71	0.42•	0.00*	0.42	0.44	1.53	—	1.97	—	20.16	2.35	0.55	0.48	0.48	1.96	18,207	23
05-31-18	20.12	0.38•	1.93	2.31	0.40	0.32	—	0.72	—	21.71	11.44	0.53	0.48	0.48	1.79	24,586	14
05-31-17	17.76	0.37•	2.34	2.71	0.35	—	—	0.35	—	20.12	15.36	0.52	0.48	0.48	1.93	23,040	19
See Accompanying Notes to Financial Statements
7

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Corporate Leaders® 100 Fund (continued)
Class W
11-30-21+	22.69	0.17•	0.57	0.74	—	—	—	—	—	23.43	3.26	0.64	0.56	0.56	1.47	15,548	11
05-31-21	19.41	0.37•	7.82	8.19	0.42	4.49	—	4.91	—	22.69	46.75	0.71	0.56	0.56	1.74	16,255	27
05-31-20	20.18	0.40•	0.90	1.30	0.44	1.63	—	2.07	—	19.41	5.43	0.70	0.57	0.57	1.90	17,533	103
05-31-19	21.73	0.40•	(0.01)	0.39	0.41	1.53	—	1.94	—	20.18	2.24	0.67	0.56	0.56	1.88	78,983	23
05-31-18	20.14	0.37•	1.92	2.29	0.38	0.32	—	0.70	—	21.73	11.35	0.65	0.56	0.56	1.71	100,787	14
05-31-17	17.78	0.36•	2.34	2.70	0.34	—	—	0.34	—	20.14	15.27	0.66	0.56	0.56	1.88	100,390	19
Voya Small Company Fund
Class A
11-30-21+	15.58	(0.04)•	(0.82)	(0.86)	—	—	—	—	—	14.72	(5.52)	1.42	1.35	1.35	(0.52)	40,322	62
05-31-21	9.86	(0.05)•	5.77	5.72	—	—	—	—	—	15.58	58.01	1.48	1.35	1.35	(0.41)	44,179	143
05-31-20	10.56	(0.02)	(0.67)	(0.69)	0.01	—	0.00*	0.01	—	9.86	(6.49)	1.46	1.36	1.36	(0.13)	35,156	135
05-31-19	14.60	0.00*	(1.69)	(1.69)	0.01	2.34	—	2.35	—	10.56	(10.71)	1.40	1.35	1.35	0.00*	49,154	111
05-31-18	14.88	(0.01)	1.74	1.73	0.00*	2.01	—	2.01	—	14.60	12.08	1.38	1.35	1.35	(0.07)	64,724	79
05-31-17	13.51	(0.02)	2.48	2.46	—	1.09	—	1.09	—	14.88	18.25	1.42	1.35	1.35	(0.12)	64,899	69
Class C
11-30-21+	11.22	(0.07)•	(0.59)	(0.66)	—	—	—	—	—	10.56	(5.88)	2.17	2.10	2.10	(1.27)	3,298	62
05-31-21	7.15	(0.10)•	4.17	4.07	—	—	—	—	—	11.22	56.92	2.23	2.10	2.10	(1.16)	4,353	143
05-31-20	7.71	(0.07)•	(0.48)	(0.55)	0.01	—	0.00*	0.01	—	7.15	(7.14)	2.21	2.11	2.11	(0.87)	3,590	135
05-31-19	11.50	(0.08)	(1.36)	(1.44)	0.01	2.34	—	2.35	—	7.71	(11.52)	2.15	2.10	2.10	(0.76)	7,105	111
05-31-18	12.20	(0.10)	1.41	1.31	—	2.01	—	2.01	—	11.50	11.22	2.13	2.10	2.10	(0.82)	11,809	79
05-31-17	11.32	(0.09)	2.06	1.97	—	1.09	—	1.09	—	12.20	17.42	2.17	2.10	2.10	(0.87)	11,495	69
Class I
11-30-21+	19.42	(0.02)•	(1.02)	(1.04)	—	—	—	—	—	18.38	(5.36)	1.09	1.04	1.04	(0.22)	143,356	62
05-31-21	12.27	(0.02)•	7.19	7.17	—	0.02	—	0.02	—	19.42	58.49	1.24	1.04	1.04	(0.10)	235,238	143
05-31-20	13.12	0.03	(0.83)	(0.80)	0.05	—	0.00*	0.05	—	12.27	(6.16)	1.23	1.05	1.05	0.19	224,718	135
05-31-19	17.45	0.05	(2.01)	(1.96)	0.03	2.34	—	2.37	—	13.12	(10.46)	1.17	1.04	1.04	0.28	319,622	111
05-31-18	17.41	0.04	2.06	2.10	0.05	2.01	—	2.06	—	17.45	12.44	1.16	1.04	1.04	0.24	618,289	79
05-31-17	15.63	0.03	2.88	2.91	0.04	1.09	—	1.13	—	17.41	18.64	1.17	1.04	1.04	0.20	510,989	69
Class R
11-30-21+	15.58	(0.06)•	(0.82)	(0.88)	—	—	—	—	—	14.70	(5.65)	1.67	1.60	1.60	(0.76)	68	62
05-31-21	9.89	(0.08)•	5.77	5.69	—	—	—	—	—	15.58	57.53	1.73	1.60	1.60	(0.67)	70	143
05-31-20	10.55	(0.04)•	(0.57)	(0.61)	0.05	—	0.00*	0.05	—	9.89	(5.80)	1.71	1.61	1.61	(0.39)	39	135
05-31-19	14.51	0.00*	(1.61)	(1.61)	0.01	2.34	—	2.35	—	10.55	(10.15)	1.65	1.60	1.60	(0.07)	92	111
05-31-18	14.83	(0.05)•	1.74	1.69	—	2.01	—	2.01	—	14.51	11.83	1.63	1.60	1.60	(0.32)	7	79
10-04-16(4) - 05-31-17	14.23	(0.04)•	1.76	1.72	0.03	1.09	—	1.12	—	14.83	12.11	1.67	1.60	1.60	(0.41)	3	69
Class R6
11-30-21+	19.47	(0.02)•	(1.02)	(1.04)	—	—	—	—	—	18.43	(5.34)	1.01	0.99	0.99	(0.17)	84,028	62
05-31-21	12.30	(0.01)•	7.20	7.19	—	0.02	—	0.02	—	19.47	58.52	1.05	1.03	1.03	(0.09)	108,522	143
05-31-20	13.13	0.04	(0.84)	(0.80)	0.03	—	0.00*	0.03	—	12.30	(6.11)	1.04	1.02	1.02	0.21	69,755	135
05-31-19	17.47	0.07	(2.02)	(1.95)	0.05	2.34	—	2.39	—	13.13	(10.40)	0.98	0.96	0.96	0.40	109,363	111
05-31-18	17.43	0.06	2.05	2.11	0.06	2.01	—	2.07	—	17.47	12.51	0.97	0.95	0.95	0.33	106,249	79
05-31-17	15.64	0.05•	2.88	2.93	0.05	1.09	—	1.14	—	17.43	18.77	0.98	0.96	0.96	0.27	90,758	69
See Accompanying Notes to Financial Statements
8

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Fund (continued)
Class W
11-30-21+	19.41	(0.03)•	(1.02)	(1.05)	—	—	—	—	—	18.36	(5.41)	1.17	1.10	1.10	(0.27)	61,676	62
05-31-21	12.27	(0.02)•	7.18	7.16	—	0.02	—	0.02	—	19.41	58.36	1.23	1.10	1.10	(0.14)	67,110	143
05-31-20	13.09	0.07•	(0.88)	(0.81)	0.01	—	0.00*	0.01	—	12.27	(6.19)	1.21	1.11	1.11	0.61	66,879	135
05-31-19	17.39	0.03•	(1.98)	(1.95)	0.01	2.34	—	2.35	—	13.09	(10.47)	1.15	1.10	1.10	0.20	1,445	111
05-31-18	17.37	0.03	2.04	2.07	0.04	2.01	—	2.05	—	17.39	12.32	1.13	1.10	1.10	0.19	4,417	79
05-31-17	15.59	0.02	2.88	2.90	0.03	1.09	—	1.12	—	17.37	18.63	1.17	1.10	1.10	0.17	4,612	69

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
9

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for: Voya Corporate Leaders® 100 Fund (“Corporate Leaders® 100”) and Voya Small Company Fund (“Small Company”) (each, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust.
Each Fund offers at least six or more of the following classes of shares: Class A, Class C, Class I, Class P3, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Effective November 2, 2021, Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase. Prior to November 2, 2021, Class C shares, along with their pro rata reinvested dividend shares, automatically converted to Class A shares ten years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the
“Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade

10

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing

11

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolios of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally,

12

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
E. Foreign Currency Transactions and Futures Contracts. For the purposes of hedging only, each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter

13

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Funds may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Funds’ assets are valued.
Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Funds’ Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Funds’ Statements of Operations. Realized gains (losses) are reported in the Funds’ Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended November 30, 2021, Corporate Leaders® 100 purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Funds are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Funds’ securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended November 30, 2021, Corporate Leaders® 100 had an average notional amount on futures contracts purchased of $10,518,263. Please refer to the table within the Portfolio of Investments for open futures contracts for Corporate Leaders® 100 at November 30, 2021.
F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends, if any, annually. Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.
H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 1/3% of

14

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.
J. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended November 30, 2021, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:
	Purchases	Sales
Corporate Leaders® 100	$116,442,703	$94,355,628
Small Company	260,610,000	370,113,778
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:
Fund	As a Percentage of Average Daily Net Assets
Corporate Leaders® 100	0.500% on the first $500 million; 0.450% on the next $500 million; and 0.400% in excess of $1 billion
Small Company(1)	0.950% on the first $250 million; 0.900% on the next $250 million; 0.875% on the next $250 million; 0.850% on the next $1.25 billion; and 0.825% in excess of $2 billion

(1)
The Investment Adviser is contractually obligated to waive 0.02% of the management fee for Small Company. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

15

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A, Class C and Class R shares of each Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of the Funds pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:
	Class A	Class C	Class R
Corporate Leaders® 100	0.25%	1.00%(1)	0.50%
Small Company	0.25%	1.00%	0.50%

(1)
The Distributor has agreed to waive 0.25% of the Distribution Fee. Termination or modification of this contractual waiver requires approval by the Board.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended November 30, 2021, the Distributor retained the following amounts in sales charges:
	Class A	Class C
Initial Sales Charges:
Corporate Leaders® 100	$23,141	$—
Small Company	978	—
Contingent Deferred Sales Charges:
Corporate Leaders® 100	$71	$4,493
Small Company	491	63
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At November 30, 2021, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Funds:
Subsidiary	Fund	Percentage
Voya Institutional Trust Company	Corporate Leaders® 100	11.05%
	Small Company	12.13
The Investment Adviser may direct the Funds’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Funds’ equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2021, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:
Fund	Amount
Corporate Leaders® 100	$67,025
Small Company	8,775
NOTE 7 — LICENSING FEE
Corporate Leaders® 100 pays an annual licensing fee to S&P Opco, LLC.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
	Class A	Class C	Class I	Class P3	Class R	Class R6	Class W
Corporate Leaders® 100	0.90%	1.45%	0.65%	0.00%	1.15%	0.65%	0.65%
Small Company	1.50%	2.25%	1.25%	N/A	1.75%	1.04%	1.25%

16

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

Pursuant to side letter agreements, through October 1, 2022, the Investment Adviser has further lowered the expense limits for certain share classes of shares of the following Funds. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreements will continue. Termination or modification of these obligations requires approval by the Board.
	Class A	Class C	Class I	Class P3	Class R	Class R6	Class W
Corporate Leaders® 100	0.81%	1.45%	0.49%	0.00%	1.15%	0.48%	0.56%
Small Company(1)	1.35%	2.10%	1.04%	N/A	1.60%	1.04%	1.10%

(1)
Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above and with the exception of the non-recoupable management fee waiver for Small Company, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of November 30, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	November 30,
	2022	2023	2024	Total
Corporate Leaders® 100	$637,568	$700,630	$453,924	$1,792,122
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of November 30, 2021, are as follows:
	November 30,
	2022	2023	2024	Total
Corporate Leaders® 100
Class A	$126,176	$220,595	$181,139	$527,910
Class I	51,629	98,202	138,134	287,965
Class R6	500	252	235	987
Class W	29,679	18,178	6,926	54,783
The Expense Limitation Agreement is contractual through October 1, 2022 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective June 14, 2021, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The below Funds utilized the line of credit during the period ended November 30, 2021, as follows:
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Corporate Leaders® 100	4	$7,324,500	1.33%
Small Company	4	1,266,250	1.33

17

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Corporate Leaders® 100
Class A
11/30/2021	904,175	—	—	(1,023,640)	—	(119,465)	21,239,834	—	—	(23,737,258)	—	(2,497,424)
5/31/2021	1,599,041	—	3,734,823	(2,478,065)	—	2,855,799	32,860,530	—	71,484,517	(51,486,320)	—	52,858,726
Class C
11/30/2021	127,011	—	—	(471,409)	—	(344,398)	2,934,902	—	—	(11,009,667)	—	(8,074,765)
5/31/2021	256,439	—	784,241	(1,594,030)	—	(553,350)	5,404,264	—	14,931,957	(32,704,331)	—	(12,368,110)
Class I
11/30/2021	4,280,543	—	—	(1,970,481)	—	2,310,062	98,882,276	—	—	(45,336,991)	—	53,545,285
5/31/2021	2,486,565	—	1,800,885	(2,938,344)	—	1,349,106	54,364,702	—	34,468,936	(60,315,627)	—	28,518,012
Class P3
11/30/2021	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2021	—	—	40	—	—	40	—	—	805	—	—	805
Class R
11/30/2021	94,572	—	—	(252,937)	—	(158,365)	2,182,030	—	—	(5,787,604)	—	(3,605,574)
5/31/2021	134,911	—	605,452	(494,986)	—	245,377	2,801,725	—	11,503,593	(10,339,279)	—	3,966,038
Class R6
11/30/2021	48,122	—	—	(453,491)	—	(405,369)	1,118,732	—	—	(10,418,754)	—	(9,300,022)
5/31/2021	170,388	—	130,363	(269,814)	—	30,937	3,553,669	—	2,496,448	(5,771,930)	—	278,186
Class W
11/30/2021	72,753	—	—	(125,526)	—	(52,773)	1,738,671	—	—	(2,946,573)	—	(1,207,902)
5/31/2021	39,368	—	171,874	(398,101)	—	(186,859)	840,980	—	3,303,426	(8,247,365)	—	(4,102,959)
Small Company
Class A
11/30/2021	74,732	—	—	(170,648)	—	(95,916)	1,155,613	—	—	(2,615,614)	—	(1,460,001)
5/31/2021	140,286	—	—	(870,553)	—	(730,267)	1,805,675	—	—	(10,098,242)	—	(8,292,567)
Class C
11/30/2021	3,252	—	—	(78,833)	—	(75,581)	35,878	—	—	(876,407)	—	(840,529)
5/31/2021	27,871	—	—	(141,769)	—	(113,898)	291,719	—	—	(1,231,236)	—	(939,517)
Class I
11/30/2021	483,371	—	—	(4,793,744)	—	(4,310,373)	9,183,468	—	—	(92,621,224)	—	(83,437,756)
5/31/2021	1,283,273	—	18,931	(7,505,381)	—	(6,203,177)	20,519,113	—	318,805	(112,349,776)	—	(91,511,859)
Class P3(1)
11/30/2021	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2021	59,750	—	—	(198,686)	—	(138,937)	800,049	—	—	(2,696,119)	—	(1,896,071)
Class R
11/30/2021	762	—	—	(596)	—	166	11,620	—	—	(9,314)	—	2,306
5/31/2021	1,077	—	—	(574)	—	503	12,149	—	—	(8,136)	—	4,014
Class R6
11/30/2021	456,548	—	—	(1,469,883)	—	(1,013,335)	8,709,530	—	—	(27,603,611)	—	(18,894,081)
5/31/2021	1,950,472	—	6,869	(2,054,965)	—	(97,624)	33,150,375	—	116,016	(30,967,232)	—	2,299,159
Class W
11/30/2021	231,189	—	—	(329,277)	—	(98,088)	4,398,897	—	—	(6,301,466)	—	(1,902,569)
5/31/2021	1,946,084	—	2,477	(3,943,727)	—	(1,995,166)	35,500,425	—	41,718	(52,290,324)	—	(16,748,181)

(1)
Class P3 of Small Company was fully redeemed on November 2, 2020

18

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception:
BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following table represents a summary of the respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2021:
Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$2,020,920	$(2,020,920)	$—
National Bank of Canada Financial INC	340,038	(340,038)	—
Raymond James & Associates, Inc.	492,683	(492,683)	—
Scotia Capital (USA) INC	1,069,355	(1,069,355)	—
Total	$3,922,996	$(3,922,996)	$—

(1)
Cash Collateral with a fair value of $4,075,881 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended May 31, 2021		Year Ended May 31, 2020
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains	Return of Capital
Corporate Leaders® 100	$28,588,546	$124,617,626	$14,981,153	$58,007,725	$—
Small Company	489,243	—	1,299,859	—	169,835
19

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of May 31, 2021 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward	Other	Total Distributable Earnings/(Loss)
Corporate Leaders® 100	$30,936,103	$6,145,086	$362,667,279	$—	$(33,361)	$399,715,107
Small Company	59,714,036	—	50,749,116	—	(18,178)	110,444,974
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of November 30, 2021, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund. On
November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2
NOTE 14 — MARKET DISRUPTION
A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.

20

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 16 — SUBSEQUENT EVENTS
Dividends: Subsequent to November 30, 2021, the Funds declared and paid dividends and distributions of:
	Type	Per Share Amount	Payable Date	Record Date
Corporate Leaders® 100
Class A	NII	$0.2759	December 17, 2021	December 15, 2021
Class C	NII	$0.1360	December 17, 2021	December 15, 2021
Class I	NII	$0.3484	December 17, 2021	December 15, 2021
Class P3	NII	$0.3501	December 17, 2021	December 15, 2021
Class R	NII	$0.2079	December 17, 2021	December 15, 2021
Class R6	NII	$0.3501	December 17, 2021	December 15, 2021
Class W	NII	$0.3319	December 17, 2021	December 15, 2021
All Classes	STCG	$0.8439	December 17, 2021	December 15, 2021
All Classes	LTCG	$0.6585	December 17, 2021	December 15, 2021
Small Company
All Classes	STCG	$3.7960	December 17, 2021	December 15, 2021

NII – Net investment income
STCG – Short-term capital gain
LTCG – Long-term capital gain
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.
21

PORTFOLIO OF INVESTMENTS
Voya Corporate Leaders® 100 Fund	as of November 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.9%
	Communication Services: 8.1%
3,192 (1)	Alphabet, Inc. - Class C	$9,094,136	1.0
313,470	AT&T, Inc.	7,156,520	0.8
11,715 (1)	Charter Communications, Inc.	7,571,170	0.9
153,568	Comcast Corp. - Class A	7,675,329	0.9
25,292 (1)	Meta Platforms, Inc.	8,206,242	0.9
14,338 (1)	NetFlix, Inc.	9,203,562	1.1
67,050 (1)	T-Mobile US, Inc.	7,295,711	0.8
157,945	Verizon Communications, Inc.	7,939,895	0.9
49,740 (1)	Walt Disney Co.	7,207,326	0.8
		71,349,891	8.1

	Consumer Discretionary: 12.1%
2,602 (1)	Amazon.com, Inc.	9,125,396	1.0
3,613 (1)	Booking Holdings, Inc.	7,593,984	0.9
600,635	Ford Motor Co.	11,526,186	1.3
162,272 (1)	General Motors Co.	9,390,681	1.1
25,493	Home Depot, Inc.	10,212,751	1.2
41,473	Lowe’s Cos, Inc.	10,143,881	1.1
35,161	McDonald’s Corp.	8,600,380	1.0
58,822	Nike, Inc. - Class B	9,955,035	1.1
76,573	Starbucks Corp.	8,395,464	1.0
36,417	Target Corp.	8,879,921	1.0
10,992 (1)	Tesla, Inc.	12,583,202	1.4
		106,406,881	12.1

	Consumer Staples: 10.5%
176,223	Altria Group, Inc.	7,514,149	0.8
162,180	Coca-Cola Co.	8,506,341	1.0
111,431	Colgate-Palmolive Co.	8,359,554	0.9
19,012	Costco Wholesale Corp.	10,254,692	1.2
228,859	Kraft Heinz Co.	7,691,951	0.9
145,455	Mondelez International, Inc.	8,573,118	1.0
56,397	PepsiCo, Inc.	9,011,113	1.0
86,331	Philip Morris International, Inc.	7,419,286	0.8
60,478	Procter & Gamble Co.	8,743,909	1.0
176,332	Walgreens Boots Alliance, Inc.	7,899,674	0.9
61,158	Walmart, Inc.	8,600,649	1.0
		92,574,436	10.5

	Energy: 3.0%
83,123	Chevron Corp.	9,382,093	1.0
126,235	ConocoPhillips	8,852,860	1.0
143,438	Exxon Mobil Corp.	8,583,330	1.0
		26,818,283	3.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 13.1%
50,070	American Express Co.	$7,625,661	0.9
153,816	American International Group, Inc.	8,090,722	0.9
199,422	Bank of America Corp.	8,868,296	1.0
163,197	Bank of New York Mellon Corp.	8,941,564	1.0
30,976 (1)	Berkshire Hathaway, Inc. - Class B	8,570,749	1.0
10,027	Blackrock, Inc.	9,070,525	1.0
51,571	Capital One Financial Corp.	7,247,273	0.8
120,076	Citigroup, Inc.	7,648,841	0.9
22,316	Goldman Sachs Group, Inc.	8,502,173	1.0
51,757	JPMorgan Chase & Co.	8,220,564	0.9
137,250	Metlife, Inc.	8,051,085	0.9
86,279	Morgan Stanley	8,180,975	0.9
142,533	US Bancorp	7,887,776	0.9
182,631	Wells Fargo & Co.	8,726,109	1.0
		115,632,313	13.1

	Health Care: 14.7%
71,899	Abbott Laboratories	9,042,737	1.0
78,914	AbbVie, Inc.	9,097,206	1.0
39,968	Amgen, Inc.	7,948,836	0.9
30,078 (1)	Biogen, Inc.	7,090,588	0.8
141,688	Bristol-Myers Squibb Co.	7,598,727	0.9
98,964	CVS Health Corp.	8,813,734	1.0
28,013	Danaher Corp.	9,010,101	1.0
37,285	Eli Lilly & Co.	9,248,171	1.1
121,075	Gilead Sciences, Inc.	8,345,700	0.9
52,366	Johnson & Johnson	8,165,430	0.9
67,855	Medtronic PLC	7,240,129	0.8
114,383	Merck & Co., Inc.	8,568,431	1.0
197,314	Pfizer, Inc.	10,601,681	1.2
14,819	Thermo Fisher Scientific, Inc.	9,377,908	1.1
21,451	UnitedHealth Group, Inc.	9,528,963	1.1
		129,678,342	14.7

	Industrials: 11.4%
47,484	3M Co.	8,074,179	0.9
38,113 (1)	Boeing Co.	7,540,657	0.9
43,408	Caterpillar, Inc.	8,392,937	1.0
89,807	Emerson Electric Co.	7,888,647	0.9
38,849	FedEx Corp.	8,949,644	1.0
43,295	General Dynamics Corp.	8,181,456	0.9
80,816	General Electric Co.	7,676,712	0.9

See Accompanying Notes to Financial Statements
22

PORTFOLIO OF INVESTMENTS
Voya Corporate Leaders® 100 Fund	as of November 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
39,965	Honeywell International, Inc.	$8,082,522	0.9
24,520	Lockheed Martin Corp.	8,173,006	0.9
98,737	Raytheon Technologies Corp.	7,989,798	0.9
42,588	Union Pacific Corp.	10,035,436	1.1
46,493	United Parcel Service, Inc. - Class B	9,222,817	1.1
		100,207,811	11.4

	Information Technology: 15.9%
26,548	Accenture PLC	9,488,255	1.1
14,867 (1)	Adobe, Inc.	9,958,660	1.1
60,135	Apple, Inc.	9,940,315	1.1
17,548	Broadcom, Inc.	9,715,977	1.1
154,814	Cisco Systems, Inc.	8,490,000	1.0
160,574	Intel Corp.	7,900,241	0.9
61,712	International Business Machines Corp.	7,226,475	0.8
24,318	Mastercard, Inc. - Class A	7,658,225	0.9
30,243	Microsoft Corp.	9,998,033	1.1
26,483	Nvidia Corp.	8,653,585	1.0
94,128	Oracle Corp.	8,541,175	1.0
33,163 (1)	PayPal Holdings, Inc.	6,131,507	0.7
66,439	Qualcomm, Inc.	11,996,226	1.3
31,752 (1)	Salesforce.com, Inc.	9,048,050	1.0
44,487	Texas Instruments, Inc.	8,557,964	1.0
37,890	Visa, Inc. - Class A	7,341,945	0.8
		140,646,633	15.9

	Materials: 3.0%
146,023	Dow, Inc.	8,021,043	0.9
124,209	DuPont de Nemours, Inc.	9,186,498	1.1
28,713	Linde PLC	9,134,754	1.0
		26,342,295	3.0

	Real Estate: 2.1%
31,811	American Tower Corp.	8,349,751	1.0
64,170	Simon Property Group, Inc.	9,807,743	1.1
		18,157,494	2.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 4.0%
87,341	Duke Energy Corp.	$8,472,950	1.0
176,621	Exelon Corp.	9,313,225	1.0
109,624	NextEra Energy, Inc.	9,513,171	1.1
137,118	Southern Co.	8,377,910	0.9
		35,677,256	4.0
	Total Common Stock
	(Cost $489,776,649)	863,491,635	97.9

SHORT-TERM INVESTMENTS: 1.3%
	Mutual Funds: 1.3%
11,566,000 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $11,566,000)	11,566,000	1.3
	Total Short-Term Investments (Cost $11,566,000)	11,566,000	1.3
	Total Investments in Securities (Cost $501,342,649)	$875,057,635	99.2
	Assets in Excess of Other Liabilities	7,308,952	0.8
	Net Assets	$882,366,587	100.0

(1)
Non-income producing security.

(2)
Rate shown is the 7-day yield as of November 30, 2021.

Geographic Diversification as of November 30, 2021
(as a percentage of net assets)
United States	97.1%
Ireland	0.8%
Assets in Excess of Other Liabilities*	2.1%
Net Assets	100.0%

*
Includes short-term investments.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
23

PORTFOLIO OF INVESTMENTS
Voya Corporate Leaders® 100 Fund	as of November 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$863,491,635	$—	$—	$863,491,635
Short-Term Investments	11,566,000	—	—	11,566,000
Total Investments, at fair value	$875,057,635	$—	$—	$875,057,635
Other Financial Instruments+
Futures	140,429	—	—	140,429
Total Assets	$875,198,064	$—	$—	$875,198,064

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2021, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	71	12/17/21	$16,210,188	$140,429
			$16,210,188	$140,429
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of November 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$140,429
Total Asset Derivatives		$140,429

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended November 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$29,793
Total	$29,793
See Accompanying Notes to Financial Statements
24

PORTFOLIO OF INVESTMENTS
Voya Corporate Leaders® 100 Fund	as of November 30, 2021 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$19,960
Total	$19,960
At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $523,148,187.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$377,426,285
Gross Unrealized Depreciation	(25,376,408)
Net Unrealized Appreciation	$352,049,877

See Accompanying Notes to Financial Statements
25

PORTFOLIO OF INVESTMENTS
Voya Small Company Fund	as of November 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Communication Services: 0.8%
161,584 (1)	Imax Corp.	$2,664,520	0.8

	Consumer Discretionary: 15.0%
64,233 (1)	Academy Sports & Outdoors, Inc.	2,866,076	0.9
120,573 (1)	Arhaus, Inc.	1,168,352	0.3
123,759 (1)(2)	Bloomin Brands, Inc.	2,186,822	0.7
33,263 (1)	Boyd Gaming Corp.	1,949,544	0.6
16,882 (1)	Bright Horizons Family Solutions, Inc.	2,075,642	0.6
73,610 (1)	Callaway Golf Co.	1,984,526	0.6
12,387 (1)	CROCS, Inc.	2,031,716	0.6
98,635	Dana, Inc.	2,120,653	0.6
2,927 (1)	Deckers Outdoor Corp.	1,186,606	0.4
136,385 (1)	Hayward Holdings, Inc.	3,338,705	1.0
44,367	Kohl’s Corp.	2,272,921	0.7
41,677	Kontoor Brands, Inc.	2,247,224	0.7
44,433	La-Z-Boy, Inc.	1,483,618	0.4
17,508	LCI Industries	2,665,943	0.8
107,492 (1)	Leslie’s, Inc.	2,253,032	0.7
137,940 (1)	Lindblad Expeditions Holdings, Inc.	1,932,539	0.6
8,796	Lithia Motors, Inc.	2,562,539	0.8
23,576	Marriott Vacations Worldwide Corp.	3,598,876	1.1
194,268 (1)	Modine Manufacturing Co.	2,012,616	0.6
16,509 (1)	Overstock.com, Inc.	1,473,593	0.4
25,984	Signet Jewelers Ltd.	2,524,086	0.8
32,108 (1)	Six Flags Entertainment Corp.	1,174,190	0.3
47,235 (1)	Taylor Morrison Home Corp.	1,467,119	0.4
18,908	Winnebago Industries	1,365,536	0.4
		49,942,474	15.0

	Consumer Staples: 2.1%
13,313	Casey’s General Stores, Inc.	2,586,583	0.8
50,434 (1)	elf Beauty, Inc.	1,519,072	0.4
74,255 (1)	Performance Food Group Co.	2,993,219	0.9
		7,098,874	2.1

	Energy: 4.0%
119,288	APA Corp.	3,074,052	0.9
54,238	Civitas Resources, Inc.	2,772,104	0.8
60,945 (1)	Dril-Quip, Inc.	1,164,659	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
143,003	Marathon Oil Corp.	$2,215,117	0.7
120,115	Ovintiv, Inc.	4,175,197	1.3
		13,401,129	4.0

	Financials: 18.2%
39,180	Atlantic Union Bankshares Corp.	1,273,742	0.4
69,680	BankUnited, Inc.	2,762,115	0.8
18,904	Capstar Financial Holdings, Inc.	393,770	0.1
48,973	ConnectOne Bancorp, Inc.	1,591,623	0.5
136,635	Eastern Bankshares, Inc.	2,750,463	0.8
122,042	First Horizon Corp.	1,968,537	0.6
53,761 (1)	Focus Financial Partners, Inc.	3,308,452	1.0
65,448 (1)	Green Dot Corp.	2,349,583	0.7
6,723	Kinsale Capital Group, Inc.	1,398,384	0.4
36,180 (1)	Metropolitan Bank Holding Corp.	3,434,567	1.0
88,611	OFG Bancorp	2,135,525	0.6
33,106	Origin Bancorp, Inc.	1,396,742	0.4
99,465	Pacific Premier Bancorp, Inc.	3,854,269	1.2
93,103	PacWest Bancorp	4,165,428	1.3
33,745 (1)	Palomar Holdings, Inc.	2,466,085	0.7
34,606	Pinnacle Financial Partners, Inc.	3,301,758	1.0
16,973	PJT Partners, Inc.	1,291,306	0.4
17,090	Primerica, Inc.	2,514,794	0.8
129,100	Provident Financial Services, Inc.	3,039,014	0.9
27,290	RLI Corp.	2,804,866	0.8
3,898	Signature Bank	1,178,365	0.4
12,520 (1)	Silvergate Capital Corp.	2,560,090	0.8
47,997	Stifel Financial Corp.	3,408,267	1.0
32,860 (1)	Texas Capital Bancshares, Inc.	1,850,675	0.6
36,538 (1)	Third Coast Bancshares, Inc.	978,853	0.3
21,245	Western Alliance Bancorp.	2,332,276	0.7
		60,509,549	18.2

	Health Care: 12.1%
78,937 (1)	Acadia Healthcare Co., Inc.	4,433,891	1.3
30,181 (1)	Addus HomeCare Corp.	2,632,387	0.8
8,577 (1)	AMN Healthcare Services, Inc.	977,864	0.3

See Accompanying Notes to Financial Statements
26

PORTFOLIO OF INVESTMENTS
Voya Small Company Fund	as of November 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
19,423 (1)	Arrowhead Pharmaceuticals, Inc.	$1,360,581	0.4
5,781 (1)	Beam Therapeutics, Inc.	457,566	0.1
5,730 (1)	Biohaven Pharmaceutical Holding Co. Ltd.	643,135	0.2
70,559	Encompass Health Corp.	4,065,609	1.2
36,651	Ensign Group, Inc.	2,797,571	0.9
85,254 (1)	Envista Holdings Corp.	3,307,855	1.0
18,392 (1)	Fate Therapeutics, Inc.	1,011,744	0.3
35,976 (1)	Halozyme Therapeutics, Inc.	1,182,891	0.4
29,628 (1)	Integer Holdings Corp.	2,362,537	0.7
21,806 (1)	ModivCare, Inc.	2,988,076	0.9
31,147 (1)	NuVasive, Inc.	1,496,925	0.5
21,274 (1)	Omnicell, Inc.	3,765,498	1.1
72,109	Premier, Inc.	2,673,081	0.8
87,613	Select Medical Holdings Corp.	2,352,409	0.7
18,427 (1)	Syneos Health, Inc.	1,790,367	0.5
		40,299,987	12.1

	Industrials: 19.6%
82,104 (1)	ACV Auctions, Inc.	1,738,963	0.5
71,035	Aerojet Rocketdyne Holdings, Inc.	2,986,311	0.9
65,537 (1)	Air Transport Services Group, Inc.	1,618,109	0.5
16,925	Alamo Group, Inc.	2,407,073	0.7
49,646 (1)	Alaska Air Group, Inc.	2,411,306	0.7
43,046	Altra Industrial Motion Corp.	2,268,955	0.7
30,373 (1)	ASGN, Inc.	3,695,787	1.1
21,889	Barrett Business Services, Inc.	1,545,144	0.5
34,043 (1)(2)	Bloom Energy Corp.	935,502	0.3
51,921 (1)	Builders FirstSource, Inc.	3,605,394	1.1
42,484 (1)	Casella Waste Systems, Inc.	3,601,794	1.1
16,827	Curtiss-Wright Corp.	2,117,173	0.6
23,725	EMCOR Group, Inc.	2,831,341	0.8
18,887	GATX Corp.	1,860,369	0.6
28,841 (1)	GXO Logistics, Inc.	2,770,178	0.8
32,409	Heidrick & Struggles International, Inc.	1,399,097	0.4
82,260	Hillenbrand, Inc.	3,668,796	1.1
16,527	ICF International, Inc.	1,598,822	0.5
16,236	John Bean Technologies Corp.	2,561,554	0.8
32,166	Mantech International Corp.	2,185,680	0.7
26,347 (1)	Mercury Systems, Inc.	1,289,686	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
18,192	Regal Rexnord Corp.	$2,876,155	0.9
70,008 (1)	Shoals Technologies Group, Inc.	1,967,225	0.6
87,284 (1)	Sun Country Airlines Holdings, Inc.	2,394,200	0.7
67,269	Vertiv Holdings Co.	1,724,777	0.5
46,612	Werner Enterprises, Inc.	2,102,667	0.6
133,196 (1)	WillScot Mobile Mini Holdings Corp.	5,073,436	1.5
		65,235,494	19.6

	Information Technology: 14.1%
83,308 (1)	ACI Worldwide, Inc.	2,427,595	0.7
122,530 (1)	Avaya Holdings Corp.	2,385,659	0.7
25,318	Badger Meter, Inc.	2,591,551	0.8
69,273 (1)	Box, Inc.	1,621,681	0.5
47,097 (1)	Commvault Systems, Inc.	2,961,459	0.9
9,853	Concentrix Corp.	1,635,598	0.5
209,060 (1)	Diebold Nixdorf, Inc.	1,695,477	0.5
24,812 (1)	Euronet Worldwide, Inc.	2,515,193	0.7
43,467	EVERTEC, Inc.	1,825,179	0.5
206,845 (1)	Harmonic, Inc.	2,223,584	0.7
56,682 (1)	Intapp, Inc.	1,552,520	0.5
122,554 (1)	Knowles Corp.	2,661,873	0.8
10,990	MKS Instruments, Inc.	1,672,238	0.5
37,036 (1)	nLight, Inc.	921,826	0.3
34,569 (1)	Onto Innovation, Inc.	3,255,017	1.0
23,976	Power Integrations, Inc.	2,398,319	0.7
18,250 (1)	Q2 Holdings, Inc.	1,465,475	0.4
37,282 (1)	Semtech Corp.	3,193,949	1.0
32,990 (1)	SMART Global Holdings, Inc.	1,881,090	0.6
143,983	Switch, Inc.	3,937,935	1.2
34,578 (1)	Ultra Clean Holdings, Inc.	1,895,220	0.6
		46,718,438	14.1

	Materials: 5.3%
52,502	Avient Corp.	2,888,135	0.9
51,272 (1)(2)	Cleveland-Cliffs, Inc.	1,043,385	0.3
55,932	Commercial Metals Co.	1,728,299	0.5
145,375	Glatfelter Corp.	2,394,326	0.7
34,675 (1)	Ingevity Corp.	2,493,479	0.8
17,000	Minerals Technologies, Inc.	1,116,390	0.3
29,998	Sensient Technologies Corp.	2,918,506	0.9
83,993 (1)	Summit Materials, Inc.	3,132,939	0.9
		17,715,459	5.3

See Accompanying Notes to Financial Statements
27

PORTFOLIO OF INVESTMENTS
Voya Small Company Fund	as of November 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 6.4%
75,620	American Assets Trust, Inc.	$2,601,328	0.8
81,063	CubeSmart	4,370,917	1.3
174,841 (1)	Cushman & Wakefield PLC	3,091,189	0.9
96,432 (2)	Easterly Government Properties, Inc.	2,022,179	0.6
63,751	EPR Properties	2,940,196	0.9
150,079	Kite Realty Group Trust	3,019,590	0.9
26,252 (1)	Ryman Hospitality Properties	2,031,905	0.6
71,623 (1)	Xenia Hotels & Resorts, Inc.	1,122,332	0.4
		21,199,636	6.4

	Utilities: 1.4%
29,490	Black Hills Corp.	1,890,899	0.6
18,452	NorthWestern Corp.	1,020,395	0.3
35,542	Portland General Electric Co.	1,729,829	0.5
		4,641,123	1.4
	Total Common Stock (Cost $336,232,655)	329,426,683	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Repurchase Agreements: 1.2%
1,000,000 (3)	Bank of America Inc., Repurchase Agreement dated 11/30/21, 0.05%, due 12/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government Agency Obligations, 1.000%-5.000%, Market Value plus accrued interest $1,020,000, due 09/01/28-02/01/57)	1,000,000	0.3
1,000,000 (3)	Daiwa Capital Markets, Repurchase Agreement dated 11/30/21, 0.05%, due 12/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 12/31/21-12/01/51)	1,000,000	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (3)	Deutsche Bank Securities Inc., Repurchase Agreement dated 11/30/21, 0.05%, due 12/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government Securities, 0.125%-4.375%, Market Value plus accrued interest $1,020,000, due 12/15/21-11/15/51)	$1,000,000	0.3
75,881 (3)	HSBC Securities USA, Repurchase Agreement dated 11/30/21, 0.04%, due 12/01/21 (Repurchase Amount $75,881, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $77,399, due 08/31/23-02/15/51)	75,881	0.0
1,000,000 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 11/30/21, 0.05%, due 12/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.125%, Market Value plus accrued interest $1,020,000, due 02/15/22-12/01/51)	1,000,000	0.3
	Total Repurchase Agreements (Cost $4,075,881)	4,075,881	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
622,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $622,000)	622,000	0.2
	Total Short-Term Investments (Cost $4,697,881)	4,697,881	1.4

See Accompanying Notes to Financial Statements
28

PORTFOLIO OF INVESTMENTS
Voya Small Company Fund	as of November 30, 2021 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
	Mutual Funds (continued)
Total Investments in Securities (Cost $340,930,536)	$334,124,564	100.4
Liabilities in Excess of Other Assets	(1,376,019)	(0.4)
Net Assets	$332,748,545	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of November 30, 2021.

Geographic Diversification as of November 30, 2021 (as a percentage of net assets)
United States	96.9%
Canada	0.8%
United Kingdom	0.8%
Puerto Rico	0.5%
Assets in Excess of Other Liabilities*	1.0%
Net Assets	100.0%

*
Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$329,426,683	$—	$—	$329,426,683
Short-Term Investments	622,000	4,075,881	—	4,697,881
Total Investments, at fair value	$330,048,683	$4,075,881	$—	$334,124,564

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $341,523,162.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$23,768,887
Gross Unrealized Depreciation	(31,158,094)
Net Unrealized Depreciation	$(7,389,207)

See Accompanying Notes to Financial Statements
29

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS
At a meeting held on November 18, 2021, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Corporate Leaders® 100 Fund and Voya Small Company Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”) for an additional one year period ending November 30, 2022.
In addition to the Board meeting on November 18, 2021, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 7, 2021, and November 16, 2021. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager or the Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and the Sub-Adviser.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to each Fund’s investment management and sub-advisory arrangements.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all

30

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.
The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are consistently complied with, and other periodic reports covering related matters.
The Board considered the portfolio management team assigned by the Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Funds.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and the Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted the breakpoints in the management fee schedules that will result in a lower management fee rate when a Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, in addition to the management fee breakpoints, the Funds may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Adviser could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. The Board also considered the impact of fee waiver and expense reimbursement arrangements in instances where a share class of a Fund is operating such that its expense ratio is below the expense limit applicable to that share class. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially

31

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager intends to propose any changes thereto. The Board also considered the extent to which the Manager currently waives management fees and/or reimburses a Fund for other Fund-level expenses at different rates for different share classes (“Differential Fee Waiver”), including the basis for the Manager’s determination that any Differential Fee Waiver does not and will not result in any cross-subsidization by one share class of another share class. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by the Manager.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Funds, including their ability to engage in soft-dollar transactions on behalf of the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.
Fund-by-Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 7, 2021, November 16, 2021, and/or November 18, 2021 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2021. In addition, the Board also considered at its October 7, 2021, November 16, 2021, and/or November 18, 2021 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
Voya Corporate Leaders® 100 Fund
In considering whether to approve the renewal of the Contracts for Voya Corporate Leaders® 100 Fund, the

32

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the first quintile of its Morningstar category for the year-to-date period, the second quintile for the one-year period, the third quintile for the three-year and ten-year periods, and the fourth quintile for the five-year period; and (2) the Fund outperformed its primary benchmark for the year-to-date and one-year periods and underperformed for the three-year, five-year and ten-year periods. In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Fund’s performance during certain periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the economies of scale benefits to the Fund and its shareholders from breakpoint discounts applicable to the Fund’s management fee rate, which result in lower fees at higher asset levels; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the third quintile of net expense ratios of the funds in its Selected Peer Group.
Voya Small Company Fund
In considering whether to approve the renewal of the Contracts for Voya Small Company Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the third quintile of its Morningstar category for the ten-year period, the fourth quintile for the one-year, three-year, and five-year periods, and the fifth quintile for the year to-date period; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the impact of security selection on the Fund’s performance during certain periods; (2) its expectation that performance will improve in the long-term; and (3) its confidence in the Sub-Adviser’s ability to execute the Fund’s investment strategy.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the economies of scale benefits to the Fund and its shareholders from breakpoint discounts applicable to the Fund’s management fee rate, which result in lower fees at higher asset levels; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the second quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the fourth quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as a result of the Board’s request during the renewal process, the Fund’s contractual expense limits will be reduced, effective January 1, 2022, and (2) management’s representations regarding its belief that the Fund’s pricing is competitive.
Board Conclusion
After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2022.

33

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163306         (1121-012122)

Semi-Annual Report
November 30, 2021
Classes A, C, I, P3, R and W
Domestic Equity Fund
■
Voya Mid Cap Research Enhanced Index Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semi-annual shareholder reports, like this semi-annual report, are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
E-Delivery Sign-up – details inside

Go Paperless with E-Delivery!
Sign up now for on-line prospectuses, fund reports, and proxy statements.
Just go to www.individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.
You will be notified by e-mail when these communications become available on the internet.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Despite Headwinds, Economy and Markets Continue to Advance
Dear Shareholder,
The financial markets continued to advance during the six-month period ended November 30, 2021, even as new variants of the COVID-19 virus resurrected threats of economic disruption and inflation fears stirred up economic uncertainty. U.S. Federal Reserve Board (the “Fed”) officials have acknowledged that the risk of persistently higher inflation has increased and have accelerated policy measures to contain it. In November, the Fed began “tapering,” i.e., reducing its monthly purchases of mortgage-backed and U.S. Treasury securities; during the pandemic these purchases have helped to support the economy by keeping long-term interest rates low. Because of building inflation pressures, the Fed will double the pace of tapering, by trimming its purchases faster and thus may arrive sooner at a point where it will consider hiking interest rates, in our view.
Inflation worries notwithstanding, growth expectations in the United States remain resilient, in our view. Consumer confidence has been rising and consumers have kept on spending during 2021. While we believe the current inflationary environment no longer seems “transitory,” in our view many are miscasting it as a long-term, structural shift. Rather, we see current inflation as cyclical, i.e., persistent during this phase of above-trend growth, which we believe is likely to persist over the next two years or so. In this environment, we believe corporate earnings will continue to expand and stocks outperform, though not to the extent seen in 2021.
As we’ve often noted, the financial markets can sometimes confound expectations, so it’s important to have a plan for investing consistently through headwinds and tailwinds. Keep focused on your long-term goals and don’t get distracted by short-term fluctuations; however compelling or distracting they may seem. Should your long-term goals change, discuss the situation thoroughly with your financial advisor before making any changes to your investment portfolio.
Regardless of events, at Voya we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to working with you in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
December 15, 2021
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021 to November 30, 2021. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2021*	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2021*
Class A	$1,000.00	$1,000.90	0.95%	$4.77	$1,000.00	$1,020.31	0.95%	$4.81
Class C	1,000.00	998.50	1.45	7.26	1,000.00	1,017.80	1.45	7.33
Class I	1,000.00	1,002.30	0.70	3.51	1,000.00	1,021.56	0.70	3.55
Class P3	1,000.00	1,005.80	0.00	—	1,000.00	1,025.07	0.00	—
Class R	1,000.00	1,000.00	1.20	6.02	1,000.00	1,019.05	1.20	6.07
Class W	1,000.00	1,002.70	0.70	3.51	1,000.00	1,021.56	0.70	3.55

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

2

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2021 (Unaudited)

ASSETS:
Investments in securities at fair value+*	$140,376,294
Short-term investments at fair value†	1,301,825
Cash	22,965
Receivables:
Fund shares sold	5,800
Dividends	118,449
Prepaid expenses	49,312
Reimbursement due from Investment Adviser	22,066
Other assets	21,015
Total assets	141,917,726
LIABILITIES:
Payable for fund shares redeemed	103,837
Payable upon receipt of securities loaned	957,825
Payable for investment management fees	67,683
Payable for distribution and shareholder service fees	32,395
Payable to trustees under the deferred compensation plan (Note 6)	21,015
Payable for trustee fees	4,562
Other accrued expenses and liabilities	117,584
Total liabilities	1,304,901
NET ASSETS	$140,612,825
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$90,033,472
Total distributable earnings	50,579,353
NET ASSETS	$140,612,825
+ Including securities loaned at value	$936,288
* Cost of investments in securities	$109,343,124
† Cost of short-term investments	$1,301,825
See Accompanying Notes to Financial Statements
3

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2021 (Unaudited) (continued)

Class A
Net assets	$119,698,961
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	5,654,199
Net asset value and redemption price per share†	$21.17
Maximum offering price per share (5.75%)(1)	$22.46
Class C
Net assets	$689,403
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	35,439
Net asset value and redemption price per share†	$19.45
Class I
Net assets	$6,603,625
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	300,858
Net asset value and redemption price per share	$21.95
Class P3
Net assets	$4,311
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	190
Net asset value and redemption price per share	$22.70
Class R
Net assets	$13,488,650
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	652,051
Net asset value and redemption price per share	$20.69
Class W
Net assets	$127,875
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	5,808
Net asset value and redemption price per share	$22.02

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
4

STATEMENT OF OPERATIONS for the six months ended November 30, 2021 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,074,762
Securities lending income, net	1,112
Total investment income	1,075,874
EXPENSES:
Investment management fees	399,648
Distribution and shareholder service fees:
Class A	153,237
Class C	3,008
Class R	35,184
Transfer agent fees:
Class A	102,885
Class C	673
Class I	4,129
Class P3	23
Class R	11,810
Class W	118
Shareholder reporting expense	8,800
Registration fees	38,578
Professional fees	20,862
Custody and accounting expense	26,718
Trustee fees	2,899
Licensing fee (Note 7)	10,901
Miscellaneous expense	7,864
Total expenses	827,337
Waived and reimbursed fees	(125,796)
Net expenses	701,541
Net investment income	374,333
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	10,671,394
Net realized gain	10,671,394
Net change in unrealized appreciation (depreciation) on:
Investments	(10,829,719)
Net change in unrealized appreciation (depreciation)	(10,829,719)
Net realized and unrealized loss	(158,325)
Increase in net assets resulting from operations	$216,008
* Foreign taxes withheld	$778
See Accompanying Notes to Financial Statements
5

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM OPERATIONS:
Net investment income	$374,333	$574,229
Net realized gain	10,671,394	15,451,539
Net change in unrealized appreciation (depreciation)	(10,829,719)	38,684,956
Increase in net assets resulting from operations	216,008	54,710,724
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(641,134)
Class C	—	(412)
Class I	—	(54,466)
Class P3	—	(30)
Class R	—	(48,323)
Class W	—	(1,181)
Total distributions	—	(745,546)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,873,840	3,072,160
Reinvestment of distributions	—	733,662
	1,873,840	3,805,822
Cost of shares redeemed	(7,441,975)	(16,267,912)
Net decrease in net assets resulting from capital share transactions	(5,568,135)	(12,462,090)
Net increase (decrease) in net assets	(5,352,127)	41,503,088
NET ASSETS:
Beginning of year or period	145,964,952	104,461,864
End of year or period	$140,612,825	$145,964,952

See Accompanying Notes to Financial Statements
6

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
11-30-21+	21.15	0.06•	(0.04)	0.02	—	—	—	—	—	21.17	0.09	1.13	0.95	0.95	0.53	119,699	34
05-31-21	13.61	0.08•	7.57	7.65	0.11	—	—	0.11	—	21.15	56.36	1.18	0.95	0.95	0.48	122,817	65
05-31-20	14.21	0.13	(0.60)	(0.47)	0.13	—	—	0.13	—	13.61	(3.44)	1.20	0.96	0.96	0.86	87,097	51
05-31-19	17.34	0.14•	(1.50)	(1.36)	0.15	1.62	—	1.77	—	14.21	(7.34)	1.14	0.95	0.95	0.92	96,138	66
05-31-18	16.93	0.09	1.61	1.70	0.08	1.21	—	1.29	—	17.34	10.16	1.12	0.98	0.98	0.50	45,219	83
05-31-17	14.97	0.11	2.13	2.24	0.14	0.14	—	0.28	—	16.93	14.97	1.12	0.99	0.99	0.63	48,554	90
Class C
11-30-21+	19.48	0.00*•	(0.03)	(0.03)	—	—	—	—	—	19.45	(0.15)	1.63	1.45	1.45	0.04	689	34
05-31-21	12.53	(0.00)*•	6.96	6.96	0.01	—	—	0.01	—	19.48	55.55	1.68	1.45	1.45	(0.01)	816	65
05-31-20	13.07	0.05•	(0.55)	(0.50)	0.04	—	—	0.04	—	12.53	(3.85)	1.70	1.46	1.46	0.37	749	51
05-31-19	16.07	0.06	(1.39)	(1.33)	0.05	1.62	—	1.67	—	13.07	(7.80)	1.64	1.45	1.45	0.39	4,252	66
05-31-18	15.77	0.01	1.50	1.51	—	1.21	—	1.21	—	16.07	9.65	1.62	1.48	1.48	(0.00)*	5,315	83
05-31-17	13.97	0.03	1.97	2.00	0.06	0.14	—	0.20	—	15.77	14.36	1.62	1.49	1.49	0.13	6,634	90
Class I
11-30-21+	21.90	0.09•	(0.04)	0.05	—	—	—	—	—	21.95	0.23	0.82	0.70	0.70	0.80	6,604	34
05-31-21	14.08	0.13•	7.83	7.96	0.14	—	—	0.14	—	21.90	56.78	0.88	0.70	0.70	0.74	7,901	65
05-31-20	14.70	0.17•	(0.62)	(0.45)	0.17	—	—	0.17	—	14.08	(3.25)	0.89	0.71	0.71	1.11	6,603	51
05-31-19	17.83	0.19•	(1.54)	(1.35)	0.16	1.62	—	1.78	—	14.70	(7.08)	0.83	0.70	0.70	1.14	8,015	66
05-31-18	17.38	0.13	1.66	1.79	0.13	1.21	—	1.34	—	17.83	10.43	0.82	0.73	0.73	0.75	9,844	83
05-31-17	15.35	0.15•	2.19	2.34	0.17	0.14	—	0.31	—	17.38	15.29	0.82	0.74	0.74	0.89	9,569	90
Class P3
11-30-21+	22.57	0.17•	(0.04)	0.13	—	—	—	—	—	22.70	0.58	1.80	0.00*	0.00*	1.48	4	34
05-31-21	14.42	0.26•	8.05	8.31	0.16	—	—	0.16	—	22.57	57.88	1.93	0.00	0.00	1.43	4	65
05-31-20	14.88	0.28•	(0.65)	(0.37)	0.09	—	—	0.09	—	14.42	(2.58)	1.89	0.01	0.01	1.81	3	51
06-04-18(4) -
05-31-19	18.07	0.30	(1.77)	(1.47)	0.10	1.62	—	1.72	—	14.88	(7.63)	1.83	0.00*	0.00*	1.88	3	66
Class R
11-30-21+	20.69	0.03•	(0.03)	0.00*	—	—	—	—	—	20.69	0.00*	1.38	1.20	1.20	0.28	13,489	34
05-31-21	13.32	0.04•	7.40	7.44	0.07	—	—	0.07	—	20.69	55.97	1.43	1.20	1.20	0.23	14,249	65
05-31-20	13.98	0.09	(0.58)	(0.49)	0.17	—	—	0.17	—	13.32	(3.70)	1.45	1.21	1.21	0.61	9,927	51
05-31-19	17.06	0.11	(1.48)	(1.37)	0.09	1.62	—	1.71	—	13.98	(7.54)	1.39	1.20	1.20	0.64	11,824	66
05-31-18	16.67	0.05	1.59	1.64	0.04	1.21	—	1.25	—	17.06	9.93	1.37	1.23	1.23	0.25	13,969	83
05-31-17	14.75	0.06	2.10	2.16	0.10	0.14	—	0.24	—	16.67	14.67	1.37	1.24	1.24	0.38	15,048	90
Class W
11-30-21+	21.96	0.09•	(0.03)	0.06	—	—	—	—	—	22.02	0.27	0.88	0.70	0.70	0.78	128	34
05-31-21	14.13	0.13•	7.85	7.98	0.15	—	—	0.15	—	21.96	56.68	0.93	0.70	0.70	0.73	178	65
05-31-20	14.60	0.17•	(0.64)	(0.47)	—	—	—	—	—	14.13	(3.22)	0.95	0.71	0.71	1.11	84	51
05-31-19	17.81	0.19	(1.61)	(1.42)	0.17	1.62	—	1.79	—	14.60	(7.48)	0.89	0.70	0.70	1.14	105	66
05-31-18	17.34	0.14	1.67	1.81	0.13	1.21	—	1.34	—	17.81	10.57	0.87	0.73	0.73	0.71	136	83
05-31-17	15.33	0.15•	2.17	2.32	0.17	0.14	—	0.31	—	17.34	15.19	0.87	0.74	0.74	0.88	205	90

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

See Accompanying Notes to Financial Statements
7

Financial Highlights (continued)

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
8

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Equity Trust ( the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for Voya Mid Cap Research Enhanced Index Fund (“Mid Cap Research Enhanced Index” or the “Fund”), a diversified series of the Trust.
The Fund offers the following classes of shares: Class A, Class C, Class I, Class P3, Class R and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Effective November 2, 2021, Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase. Prior to November 2, 2021, Class C shares, along with their pro rata reinvested dividend shares, automatically converted to Class A shares ten years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

9

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Fund’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable

10

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.
D. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions will be made until any capital loss carryforwards have been fully utilized.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Securities Lending. The Fund has the option to temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a

11

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Fund. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.
H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended November 30, 2021, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:
Purchases	Sales
$ 48,169,592	$53,148,143
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates: 0.550% on the first $500 million, 0.525% on the next $250 million, 0.500% on the next $1.25 billion, and 0.475% in excess of $2 billion.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A, Class C, and Class R shares of the Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of the Fund pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:
Class A	Class C	Class R
0.25%	0.75%	0.50%
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended November 30, 2021, the Distributor retained the following amounts in sales charges:
	Class A	Class C
Initial Sales Charges:	$1,031	$—
Contingent Deferred Sales Charges:	$6	$59
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At November 30, 2021, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:
Subsidiary	Percentage
Voya Institutional Trust Company	9.36%

12

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Investment Advisor may direct the Fund’s Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statement of Operations.
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2021, the per account fees for affiliated recordkeeping services paid by the Fund were $11,479.
NOTE 7 — LICENSING FEE
The Fund pays an annual licensing fee to S&P Opco, LLC.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
Class A	Class C	Class I	Class P3	Class R	Class W
1.00%	1.50%	0.75%	0.00%	1.25%	0.75%
Pursuant to a side letter agreement, through October 1, 2022, the Investment Adviser has further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
Class A	Class C	Class I	Class P3	Class R	Class W
0.95%	1.45%	0.70%	0.00%	1.20%	0.70%
Unless otherwise specified above, the Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of November 30, 2021, the Fund did not have any amount of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Advisor.
The Expense Limitation Agreement is contractual through October 1, 2022 and the Expense Limitation Agreement shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective June 14, 2021, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.

13

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT (continued)

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
During the period ended November 30, 2021, the Fund did not utilize the line of credit.

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
11/30/2021	44,332	—	—	(198,181)	(153,849)	951,751	—	—	(4,224,370)	(3,272,619)
5/31/2021	93,434	—	36,517	(723,240)	(593,289)	1,652,057	—	631,014	(12,092,271)	(9,809,200)
Class C
11/30/2021	2,741	—	—	(9,195)	(6,454)	53,481	—	—	(183,968)	(130,487)
5/31/2021	4,532	—	26	(22,427)	(17,869)	76,072	—	408	(331,801)	(255,321)
Class I
11/30/2021	19,197	—	—	(79,172)	(59,975)	425,977	—	—	(1,772,708)	(1,346,731)
5/31/2021	21,237	—	3,004	(132,354)	(108,113)	381,765	—	53,690	(2,075,737)	(1,640,282)
Class P3
11/30/2021	—	—	—	—	—	—	—	—	—	—
5/31/2021	—	—	2	—	2	—	—	30	—	30
Class R
11/30/2021	21,559	—	—	(58,225)	(36,666)	442,522	—	—	(1,210,929)	(768,407)
5/31/2021	49,715	—	2,833	(109,200)	(56,652)	930,574	—	47,934	(1,768,000)	(789,492)
Class W
11/30/2021	5	—	—	(2,294)	(2,289)	109	—	—	(50,000)	(49,891)
5/31/2021	2,149	—	33	(6)	2,176	31,692	—	586	(103)	32,175
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Fund at its last sale price or official closing price on the principal exchange or system on which it is traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the

14

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the fund.
The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2021:
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$655,724	$(655,724)	$—
J.P. Morgan Securities LLC	117,079	(117,079)	—
Scotia Capital (USA) INC	163,485	(163,485)	—
Total	$936,288	$(936,288)	$—

(1)
Cash Collateral with a fair value of $957,825 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of wash sale deferrals.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Year Ended May 31, 2021	Year Ended May 31, 2020
Ordinary Income	Ordinary Income
$745,546	$1,086,777
The tax-basis components of distributable earnings as of May 31, 2021 were:
Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward	Other	Total Distributable Earnings/(Loss)
$2,493,119	$6,577,724	$41,314,151	$—	$(21,649)	$50,363,345
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of November 30, 2021, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
NOTE 14 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global

15

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 14 — MARKET DISRUPTION (continued)

economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) —  Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 16 — SUBSEQUENT EVENTS
Dividends: Subsequent to November 30, 2021, the Fund declared and paid dividends and distributions of:
	Type	Per Share Amount	Payable Date	Record Date
Class A	NII	$0.1107	December 17, 2021	December 15, 2021
Class C	NII	$0.0210	December 17, 2021	December 15, 2021
Class I	NII	$0.1594	December 17, 2021	December 15, 2021
Class P3	NII	$0.1862	December 17, 2021	December 15, 2021
Class R	NII	$0.0598	December 17, 2021	December 15, 2021
Class W	NII	$0.1585	December 17, 2021	December 15, 2021
All Classes	STCG	$0.8145	December 17, 2021	December 15, 2021
All Classes	LTCG	$1.9978	December 17, 2021	December 15, 2021

NII – Net investment income
STCG – Short-term capital gain
LTCG – Long-term capital gain
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

16

Voya Mid Cap Research Enhanced	PORTFOLIO OF INVESTMENTS
Index Fund	as of November 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Communication Services: 2.1%
7,362 (1)	Altice USA, Inc.	$116,614	0.1
192	Cable One, Inc.	340,236	0.2
3,010	Interpublic Group of Cos., Inc.	99,902	0.1
15,960 (1)	Iridium Communications, Inc.	613,662	0.4
1,043 (1)	Loyalty Ventures, Inc.	29,934	0.0
10,188	New York Times Co.	483,930	0.4
9,104	News Corp - Class A	196,829	0.1
1,667 (1)	Pinterest, Inc.	66,780	0.1
641 (1)	Roku, Inc.	145,898	0.1
4,273	ViacomCBS, Inc. - Class B	132,249	0.1
11,626 (1)	Yelp, Inc.	398,539	0.3
2,499 (1)	Ziff Davis, Inc.	284,561	0.2
		2,909,134	2.1

	Consumer Discretionary: 15.7%
7,828	American Eagle Outfitters, Inc.	202,667	0.1
6,331 (1)	Autonation, Inc.	784,094	0.6
3,309	BorgWarner, Inc.	143,214	0.1
11,814 (1)	Boyd Gaming Corp.	692,419	0.5
3,590	Brunswick Corp.	337,137	0.2
2,393	Carter’s, Inc.	241,765	0.2
442 (1)	Carvana Co.	123,946	0.1
1,376	Columbia Sportswear Co.	134,201	0.1
5,458 (1)	CROCS, Inc.	895,221	0.6
28,256	Dana, Inc.	607,504	0.4
3,154 (1)	Deckers Outdoor Corp.	1,278,632	0.9
7,188	Dick’s Sporting Goods, Inc.	845,021	0.6
544 (1)	Five Below, Inc.	110,671	0.1
8,431	Foot Locker, Inc.	384,791	0.3
3,420 (1)	Fox Factory Holding Corp.	601,133	0.4
3,279 (1)(2)	GameStop Corp.	643,373	0.5
28,465	Gentex Corp.	980,050	0.7
14,382 (1)	Goodyear Tire & Rubber Co.	289,222	0.2
360	Graham Holdings Co.	203,947	0.1
14,628	H&R Block, Inc.	346,391	0.2
2,079 (1)	Hyatt Hotels Corp.	163,763	0.1
2,381	KB Home	95,216	0.1
14,940	Kohl’s Corp.	765,376	0.5
3,873	Lear Corp.	649,851	0.5
3,587	Lennar Corp. - Class A	376,814	0.3
2,698	Lithia Motors, Inc.	786,008	0.6
5,115	LKQ Corp.	285,929	0.2
3,328	Marriott Vacations Worldwide Corp.	508,019	0.4
4,045 (1)	Mattel, Inc.	85,794	0.1
66 (1)	NVR, Inc.	344,872	0.2
1,868 (1)(2)	Ollie’s Bargain Outlet Holdings, Inc.	115,611	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
1,210 (1)	Penn National Gaming, Inc.	$61,988	0.0
4,391	Pulte Group, Inc.	219,682	0.2
430 (1)	RH	250,767	0.2
9,317 (1)	Scientific Games Corp.	595,543	0.4
18,161	Service Corp. International	1,201,532	0.9
20,500 (1)	Taylor Morrison Home Corp.	636,730	0.4
7,402	Tempur Sealy International, Inc.	317,102	0.2
6,295	Texas Roadhouse, Inc.	522,107	0.4
2,349	Thor Industries, Inc.	248,313	0.2
2,930	Toll Brothers, Inc.	185,967	0.1
783 (1)	TopBuild Corp.	211,246	0.1
8,142	Travel + Leisure Co.	400,749	0.3
24,357 (1)	Tri Pointe Homes, Inc.	608,194	0.4
215 (1)	Ulta Beauty, Inc.	82,549	0.1
18,781	Wendy’s Company	386,513	0.3
4,264	Williams-Sonoma, Inc.	830,798	0.6
6,199	Wyndham Hotels & Resorts, Inc.	492,697	0.3
8,770 (1)	YETI Holdings, Inc.	808,243	0.6
		22,083,372	15.7

	Consumer Staples: 3.1%
7,469 (1)	BJ’s Wholesale Club Holdings, Inc.	494,074	0.3
9,749 (1)	Darling Ingredients, Inc.	658,253	0.5
7,377	Energizer Holdings, Inc.	274,351	0.2
24,637	Flowers Foods, Inc.	636,127	0.4
6,017 (1)	Herbalife Nutrition Ltd.	224,795	0.2
1,666	Hershey Co.	295,698	0.2
9,994	Nu Skin Enterprises, Inc.	438,537	0.3
3,114 (1)	Performance Food Group Co.	125,525	0.1
5,645 (1)	Post Holdings, Inc.	545,307	0.4
1,165	Sanderson Farms, Inc.	218,764	0.1
8,945 (1)	Sprouts Farmers Market, Inc.	236,685	0.2
3,244	Tyson Foods, Inc.	256,146	0.2
		4,404,262	3.1

	Energy: 2.1%
3,385	APA Corp.	87,232	0.1
9,048	Baker Hughes Co.	211,180	0.2
13,069 (1)	ChampionX Corp.	266,738	0.2
3,595	DT Midstream, Inc.	164,903	0.1
16,730 (1)	EQT Corp.	325,064	0.2
6,699	Equitrans Midstream Corp.	64,444	0.0
12,332	HollyFrontier Corp.	398,570	0.3
5,630	Marathon Petroleum Corp.	342,586	0.2
5,186 (1)	NOV, Inc.	61,817	0.0
16,248	Targa Resources Corp.	838,884	0.6

See Accompanying Notes to Financial Statements
17

Voya Mid Cap Research Enhanced	PORTFOLIO OF INVESTMENTS
Index Fund	as of November 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
3,277	Valero Energy Corp.	$219,362	0.2
		2,980,780	2.1

	Financials: 14.6%
4,128	Affiliated Managers Group, Inc.	702,297	0.5
7,662	Ally Financial, Inc.	351,149	0.2
1,736	Ameriprise Financial, Inc.	502,746	0.4
15,953	Bank OZK	713,259	0.5
5,560	Citizens Financial Group, Inc.	262,821	0.2
27,638	CNO Financial Group, Inc.	626,277	0.4
2,456	East West Bancorp, Inc.	189,112	0.1
10,226	Essent Group Ltd.	425,197	0.3
3,870	Evercore, Inc.	536,769	0.4
652	Factset Research Systems, Inc.	305,508	0.2
9,425	Fifth Third Bancorp	397,264	0.3
13,046	First American Financial Corp.	967,752	0.7
23,546	FNB Corp.	274,546	0.2
17,104	Hancock Whitney Corp.	817,229	0.6
6,017	Hanover Insurance Group, Inc.	732,570	0.5
10,278	International Bancshares Corp.	431,779	0.3
5,654	Loews Corp.	302,263	0.2
2,004	LPL Financial Holdings, Inc.	315,850	0.2
44,997	MGIC Investment Corp.	634,458	0.4
391	MSCI, Inc. - Class A	246,115	0.2
4,655	Navient Corp.	91,843	0.1
7,786	New Residential Investment Corp.	82,765	0.1
51,992	New York Community Bancorp., Inc.	622,864	0.4
43,861	Old Republic International Corp.	1,050,910	0.7
9,140	PacWest Bancorp	408,924	0.3
1,970	Popular, Inc.	153,305	0.1
4,272	Primerica, Inc.	628,625	0.4
6,193	PROG Holdings, Inc.	279,428	0.2
4,987	Prosperity Bancshares, Inc.	355,473	0.3
24,139	Regions Financial Corp.	549,162	0.4
5,976	Reinsurance Group of America, Inc.	567,182	0.4
2,340	RLI Corp.	240,505	0.2
8,973	SEI Investments Co.	535,060	0.4
1,497	Signature Bank	452,543	0.3
5,152	Starwood Property Trust, Inc.	128,594	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
5,257	Sterling Bancorp	$130,426	0.1
12,303	Stifel Financial Corp.	873,636	0.6
9,145	Synchrony Financial	409,605	0.3
20,388	Synovus Financial Corp.	923,373	0.7
3,447	Tradeweb Markets, Inc.	330,912	0.2
6,816	UMB Financial Corp.	685,553	0.5
12,505	Umpqua Holdings Corp.	238,345	0.2
7,901	Unum Group	182,513	0.1
9,608	Webster Financial Corp.	517,775	0.4
5,794	Zions Bancorp NA	365,486	0.3
		20,539,768	14.6

	Health Care: 9.9%
479 (1)	10X Genomics, Inc.	73,196	0.1
2,618	Agilent Technologies, Inc.	395,056	0.3
2,432 (1)	Amedisys, Inc.	339,629	0.2
2,003 (1)	Avantor, Inc.	79,078	0.1
393	Bio-Techne Corp.	185,508	0.1
877	Bruker Corp.	71,028	0.0
1,410 (1)	Charles River Laboratories International, Inc.	515,877	0.4
1,639	Chemed Corp.	762,938	0.5
4,971 (1)	Emergent Biosolutions, Inc.	219,321	0.2
7,365 (1)	Envista Holdings Corp.	285,762	0.2
27,428 (1)	Exelixis, Inc.	460,516	0.3
4,511 (1)	Globus Medical, Inc.	282,479	0.2
10,773 (1)	Halozyme Therapeutics, Inc.	354,216	0.3
2,309 (1)	HealthEquity, Inc.	126,256	0.1
3,408	Hill-Rom Holdings, Inc.	529,944	0.4
3,021 (1)	Hologic, Inc.	225,759	0.2
3,663 (1)	Incyte Corp., Ltd.	248,058	0.2
5,186 (1)	Jazz Pharmaceuticals PLC	621,646	0.4
1,069 (1)	Laboratory Corp. of America Holdings	305,018	0.2
3,151 (1)	LHC Group, Inc.	361,483	0.3
2,786 (1)	Masimo Corp.	774,842	0.5
1,938	McKesson Corp.	420,081	0.3
2,990 (1)	Medpace Holdings, Inc.	620,156	0.4
65 (1)	Mettler Toledo International, Inc.	98,418	0.1
5,270 (1)	Molina Healthcare, Inc.	1,502,899	1.1
1,051 (1)	Natera, Inc.	96,125	0.1
2,255 (1)	Neurocrine Biosciences, Inc.	187,729	0.1
5,123 (1)	NuVasive, Inc.	246,211	0.2
14,759	Patterson Cos., Inc.	464,466	0.3
836 (1)	Penumbra, Inc.	205,363	0.1
6,325 (1)	Progyny, Inc.	321,120	0.2
3,448 (1)	Quidel Corp.	508,787	0.4
385 (1)	Repligen Corp.	110,303	0.1

See Accompanying Notes to Financial Statements
18

Voya Mid Cap Research Enhanced	PORTFOLIO OF INVESTMENTS
Index Fund	as of November 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
1,837 (1)	Sage Therapeutics, Inc.	$71,478	0.0
3,478 (1)	Staar Surgical Co.	331,071	0.2
781 (1)	Syneos Health, Inc.	75,882	0.1
2,439 (1)	Tandem Diabetes Care, Inc.	313,460	0.2
4,069 (1)	Tenet Healthcare Corp.	296,508	0.2
2,660 (1)	United Therapeutics Corp.	504,070	0.4
1,128 (1)	Veeva Systems, Inc.	318,750	0.2
		13,910,487	9.9

	Industrials: 18.0%
4,656	Acuity Brands, Inc.	937,486	0.7
663	Advanced Drainage Systems, Inc.	82,020	0.1
13,955 (1)	AECOM	962,058	0.7
6,397	AGCO Corp.	705,013	0.5
2,847	Allegion Public Ltd.	352,003	0.2
2,747	Allison Transmission Holdings, Inc.	95,019	0.1
2,345	Ametek, Inc.	320,092	0.2
1,438	AO Smith Corp.	113,674	0.1
7,061 (1)	ASGN, Inc.	859,182	0.6
1,063 (1)	Avis Budget Group, Inc.	291,889	0.2
1,843 (1)	Axon Enterprise, Inc.	311,080	0.2
2,182	Brink’s Co.	133,451	0.1
1,417 (1)	Builders FirstSource, Inc.	98,396	0.1
2,201 (1)	CACI International, Inc.	571,005	0.4
1,034	Carlisle Cos., Inc.	232,857	0.2
8,231 (1)	Clean Harbors, Inc.	834,953	0.6
1,983 (1)	Colfax Corp.	92,090	0.1
1,682 (1)	Copart, Inc.	244,159	0.2
3,464 (1)	CoStar Group, Inc.	269,361	0.2
8,911	Crane Co.	860,268	0.6
2,542	Curtiss-Wright Corp.	319,834	0.2
3,321 (1)	Dycom Industries, Inc.	310,447	0.2
8,580	EMCOR Group, Inc.	1,023,937	0.7
5,486	EnerSys	406,458	0.3
17,776	Flowserve Corp.	532,924	0.4
4,251	Fortive Corp.	314,021	0.2
928	Fortune Brands Home & Security, Inc.	93,292	0.1
313 (1)	Generac Holdings, Inc.	131,848	0.1
1,486	Graco, Inc.	108,315	0.1
2,872 (1)	GXO Logistics, Inc.	275,856	0.2
9,066	MillerKnoll, Inc.	343,964	0.2
5,632 (1)	Hexcel Corp.	289,372	0.2
5,122	Hubbell, Inc.	1,002,375	0.7
8,555 (1)	IAA, Inc.	413,206	0.3
19,574	KBR, Inc.	861,256	0.6
15,174	Knight-Swift Transportation Holdings, Inc.	868,711	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
256	Lennox International, Inc.	$79,109	0.1
6,187	Manpowergroup, Inc.	554,541	0.4
3,911 (1)	Mastec, Inc.	360,477	0.3
1,467 (1)	Middleby Corp.	256,256	0.2
341	Nordson Corp.	86,679	0.1
19,664	nVent Electric PLC	684,897	0.5
4,405	Oshkosh Corp.	473,978	0.3
10,681	Owens Corning, Inc.	906,176	0.6
2,965	Pentair PLC	218,491	0.2
5,080	Regal Rexnord Corp.	803,148	0.6
608	Rockwell Automation, Inc.	204,410	0.1
9,215	Ryder System, Inc.	765,582	0.5
2,181 (1)	Saia, Inc.	722,304	0.5
3,950 (1)	Sensata Technologies Holding PLC	220,015	0.2
4,056	Simpson Manufacturing Co., Inc.	467,900	0.3
2,902 (1)	Sunrun, Inc.	133,608	0.1
12,095	Terex Corp.	512,586	0.4
889	Tetra Tech, Inc.	164,181	0.1
11,534	Timken Co.	759,283	0.5
774	Toro Co.	77,833	0.0
698	TransUnion	77,611	0.0
793 (1)	Trex Co., Inc.	105,287	0.1
231 (1)	United Rentals, Inc.	78,249	0.1
7,282	Woodward, Inc.	770,436	0.5
319	WW Grainger, Inc.	153,570	0.1
		25,298,479	18.0

	Information Technology: 14.0%
1,637 (1)	Akamai Technologies, Inc.	184,490	0.1
2,608	Alliance Data Systems Corp.	177,761	0.1
3,008	Amdocs Ltd.	210,019	0.1
10,680	Amkor Technology, Inc.	230,261	0.2
9,495 (1)	Arrow Electronics, Inc.	1,155,067	0.8
18,376	Avnet, Inc.	666,497	0.5
2,406	Brooks Automation, Inc.	272,119	0.2
17,452 (1)	Ciena Corp.	1,051,134	0.7
6,787	Cognex Corp.	524,296	0.4
9,757 (1)	Commvault Systems, Inc.	613,520	0.4
1,708	Concentrix Corp.	283,528	0.2
832 (1)	Consensus Cloud Solutions, Inc.	52,116	0.0
2,498 (1)	Datadog, Inc.	445,368	0.3
2,567 (1)	Digital Turbine, Inc.	136,205	0.1
311 (1)	DocuSign, Inc.	76,618	0.1
12,504 (1)	Dropbox, Inc.	307,723	0.2
3,544 (1)	DXC Technology Co.	106,285	0.1
812 (1)	Elastic NV	126,234	0.1

See Accompanying Notes to Financial Statements
19

Voya Mid Cap Research Enhanced	PORTFOLIO OF INVESTMENTS
Index Fund	as of November 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
581 (1)	EPAM Systems, Inc.	$353,568	0.2
407 (1)	F5, Inc.	92,625	0.1
451 (1)	Fair Isaac Corp.	159,262	0.1
20,779	Genpact Ltd.	1,003,002	0.7
463 (1)	HubSpot, Inc.	373,599	0.3
5,276 (1)	II-VI, Inc.	329,908	0.2
14,954	Jabil, Inc.	874,211	0.6
4,930 (1)	Jamf Holding Corp.	158,894	0.1
1,935 (1)	Keysight Technologies, Inc.	376,319	0.3
2,475 (1)	Lumentum Holdings, Inc.	214,756	0.2
548 (1)	Manhattan Associates, Inc.	85,576	0.1
7,067 (1)	Mimecast Ltd.	572,427	0.4
3,363	MKS Instruments, Inc.	511,714	0.4
12,537	National Instruments Corp.	520,536	0.4
1,095 (1)	nCino, Inc.	68,021	0.0
5,524 (1)	NCR Corp.	214,884	0.2
844	NetApp, Inc.	75,015	0.1
3,379 (1)	ON Semiconductor Corp.	207,572	0.1
735 (1)	Palo Alto Networks, Inc.	402,001	0.3
2,019 (1)	Paylocity Holding Corp.	509,474	0.4
16,984 (1)	Pure Storage, Inc. - Class A	525,994	0.4
4,353 (1)	Qualys, Inc.	567,152	0.4
7,648 (1)	Semtech Corp.	655,204	0.5
2,581 (1)	SolarEdge Technologies, Inc.	845,949	0.6
2,085 (1)	Synaptics, Inc.	588,470	0.4
6,119	TD SYNNEX Corp.	633,072	0.4
431 (1)	Synopsys, Inc.	146,971	0.1
3,064 (1)	Teradata Corp.	133,039	0.1
3,910	Teradyne, Inc.	597,722	0.4
3,140	Universal Display Corp.	449,177	0.3
28,197	Vishay Intertechnology, Inc.	574,373	0.4
1,383 (1)	Wolfspeed, Inc.	169,583	0.1
831 (1)	Zendesk, Inc.	84,853	0.1
		19,694,164	14.0

	Materials: 6.1%
3,965	Ashland Global Holdings, Inc.	400,743	0.3
9,550	Avient Corp.	525,345	0.4
11,389	Cabot Corp.	597,695	0.4
10,956	Chemours Co.	325,393	0.2
7,921 (1)(2)	Cleveland-Cliffs, Inc.	161,192	0.1
17,059	Commercial Metals Co.	527,123	0.4
6,953	Compass Minerals International, Inc.	338,263	0.2
4,203	Eagle Materials, Inc.	648,187	0.5
749	Eastman Chemical Co.	78,113	0.1
1,740	FMC Corp.	174,331	0.1
6,849 (1)	Ingevity Corp.	492,512	0.3
5,769	Louisiana-Pacific Corp.	377,004	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
6,821	Minerals Technologies, Inc.	$447,935	0.3
313	NewMarket Corp.	103,697	0.1
12,015	Olin Corp.	653,015	0.5
1,202	PPG Industries, Inc.	185,312	0.1
7,958	Royal Gold, Inc.	796,039	0.6
5,917	RPM International, Inc.	538,684	0.4
10,437	Steel Dynamics, Inc.	624,133	0.4
11,118	United States Steel Corp.	251,378	0.2
7,239	WestRock Co.	314,100	0.2
		8,560,194	6.1

	Real Estate: 9.7%
12,393	American Campus Communities, Inc.	641,214	0.5
40,249	Brixmor Property Group, Inc.	915,262	0.6
6,149	Camden Property Trust	1,015,876	0.7
3,483 (1)	CBRE Group, Inc.	332,870	0.2
25,535	Corporate Office Properties Trust SBI MD	655,228	0.5
4,755	EastGroup Properties, Inc.	968,594	0.7
1,775	Extra Space Storage, Inc.	355,000	0.2
17,873	First Industrial Realty Trust, Inc.	1,079,708	0.8
7,967	Gaming and Leisure Properties, Inc.	359,471	0.2
10,246	Healthcare Realty Trust, Inc.	320,905	0.2
18,750	Highwoods Properties, Inc.	810,000	0.6
17,152	Hudson Pacific Properties, Inc.	417,480	0.3
492 (1)	Jones Lang LaSalle, Inc.	115,576	0.1
10,212	Kimco Realty Corp.	228,953	0.2
5,549	Lamar Advertising Co.	606,284	0.4
8,103	Life Storage, Inc.	1,070,730	0.8
5,041	Medical Properties Trust, Inc.	107,323	0.1
21,479	National Retail Properties, Inc.	947,224	0.7
6,627	National Storage Affiliates Trust	406,765	0.3
11,920	Rexford Industrial Realty, Inc.	835,354	0.6
19,116	Sabra Healthcare REIT, Inc.	247,170	0.2
460	SBA Communications Corp.	158,148	0.1
18,183	Spirit Realty Capital, Inc.	810,234	0.6
995	Sun Communities, Inc.	187,637	0.1
		13,593,006	9.7

	Utilities: 3.2%
665	American Water Works Co., Inc.	112,099	0.1
9,295	Black Hills Corp.	595,995	0.4

See Accompanying Notes to Financial Statements
20

Voya Mid Cap Research Enhanced	PORTFOLIO OF INVESTMENTS
Index Fund	as of November 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
4,046	Brookfield Renewable Corp.	$149,823	0.1
2,968	Entergy Corp.	297,809	0.2
5,562	Evergy, Inc.	352,075	0.2
26,978	MDU Resources Group, Inc.	734,611	0.5
14,023	National Fuel Gas Co.	810,670	0.6
1,261	Public Service Enterprise Group, Inc.	78,800	0.1
1,435	Southwest Gas Holdings, Inc.	94,437	0.1
25,378	UGI Corp.	1,046,842	0.7
10,861	Vistra Corp.	215,917	0.2
		4,489,078	3.2
	Total Common Stock (Cost $107,466,108)	138,462,724	98.5
EXCHANGE-TRADED FUNDS: 1.4%
7,081	iShares Core S&P Mid-Cap ETF	1,913,570	1.4
	Total Exchange-Traded Funds (Cost $1,877,016)	1,913,570	1.4
	Total Long-Term Investments (Cost $109,343,124)	140,376,294	99.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreements: 0.7%
957,825 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 11/30/21, 0.05%, due 12/01/21 (Repurchase Amount $957,826, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.125%, Market Value plus accrued interest $976,981, due 02/15/22-12/01/51) (Cost $957,825)	957,825	0.7
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.2%
344,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $344,000)	$344,000	0.2
	Total Short-Term Investments (Cost $1,301,825)	1,301,825	0.9
	Total Investments in Securities (Cost $110,644,949)	$141,678,119	100.8
	Liabilities in Excess of Other Assets	(1,065,294)	(0.8)
	Net Assets	$140,612,825	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of November 30, 2021.

Geographic Diversification
as of November 30, 2021
(as a percentage of net assets)
United States	97.0%
United Kingdom	0.9%
Israel	0.6%
Assets in Excess of Other Liabilities ,*	1.5%
Net Assets	100.0%

*
Includes short-term investments and exchange-traded funds.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
21

Voya Mid Cap Research Enhanced	PORTFOLIO OF INVESTMENTS
Index Fund	as of November 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$138,462,724	$—	$—	$138,462,724
Exchange-Traded Funds	1,913,570	—	—	1,913,570
Short-Term Investments	344,000	957,825	—	1,301,825
Total Investments, at fair value	$140,720,294	$957,825	$—	$141,678,119

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $111,193,687.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$35,175,858
Gross Unrealized Depreciation	(4,691,426)
Net Unrealized Appreciation	$30,484,432

See Accompanying Notes to Financial Statements
22

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT
At a meeting held on November 18, 2021, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Mid Cap Research Enhanced Index Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”) for an additional one year period ending November 30, 2022.
In addition to the Board meeting on November 18, 2021, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 7, 2021, and November 16, 2021. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that
IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure, and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager or the Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and the Sub-Adviser.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Fund’s investment management and sub-advisory arrangements.

23

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.
The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are consistently complied with, and other periodic reports covering related matters.
The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and the Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as the Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted the breakpoints in the management fee schedule that will result in a lower management fee rate when the Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, in addition to the management fee breakpoints, the Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Adviser could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially

24

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager intends to propose any changes thereto. The Board also considered the extent to which the Manager currently waives management fees and/or reimburses the Fund for other Fund-level expenses at different rates for different share classes (“Differential Fee Waiver”), including the basis for the Manager’s determination that any Differential Fee Waiver does not and will not result in any cross-subsidization by one share class of another share class. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to the Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by the Manager.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund, including their ability to engage in soft-dollar transactions on behalf of the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.
Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 7, 2021, November 16, 2021, and/or November 18, 2021 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2021. In addition, the Board also considered at its October 7, 2021, November 16, 2021, and/or November 18, 2021 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
In considering whether to approve the renewal of the Contracts for Voya Mid Cap Research Enhanced Index Fund, the Board considered that, based on performance

25

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

data for the periods ended March 31, 2021: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date and one-year periods, and the fourth quintile for the three-year, five-year and ten-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the competitiveness of the Fund’s performance during certain periods; (2) the fact that longer-term performance data represents a different investment strategy and portfolio management team as changes were implemented to both in May 2016; and (3) the Fund’s improved performance during more recent periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the fourth quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
Board Conclusion
After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2022.

26

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
166400         (1121-012122)

Semi-Annual Report
November 30, 2021
Voya Global Multi-Asset Fund
Classes A, C, I, R6 and W
As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semi-annual shareholder reports, like this semi-annual report, are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
E-Delivery Sign-up – details inside

Go Paperless with E-Delivery!
Sign up now for on-line prospectuses, fund reports, and proxy statements.
Just go to www.individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.
You will be notified by e-mail when these communications become available on the internet.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Despite Headwinds, Economy and Markets Continue to Advance
Dear Shareholder,
The financial markets continued to advance during the six-month period ended November 30, 2021, even as new variants of the COVID-19 virus resurrected threats of economic disruption and inflation fears stirred up economic uncertainty. U.S. Federal Reserve Board (the “Fed”) officials have acknowledged that the risk of persistently higher inflation has increased and have accelerated policy measures to contain it. In November, the Fed began “tapering,” i.e., reducing its monthly purchases of mortgage-backed and U.S. Treasury securities; during the pandemic these purchases have helped to support the economy by keeping long-term interest rates low. Because of building inflation pressures, the Fed will double the pace of tapering, by trimming its purchases faster and thus may arrive sooner at a point where it will consider hiking interest rates, in our view.
Inflation worries notwithstanding, growth expectations in the United States remain resilient, in our view. Consumer confidence has been rising and consumers have kept on spending during 2021. While we believe the current inflationary environment no longer seems “transitory,” in our view many are miscasting it as a long-term, structural shift. Rather, we see current inflation as cyclical, i.e., persistent during this phase of above-trend growth, which we believe is likely to persist over the next two years or so. In this environment, we believe corporate earnings will continue to expand and stocks outperform, though not to the extent seen in 2021.
As we’ve often noted, the financial markets can sometimes confound expectations, so it’s important to have a plan for investing consistently through headwinds and tailwinds. Keep focused on your long-term goals and don’t get distracted by short-term fluctuations; however compelling or distracting they may seem. Should your long-term goals change, discuss the situation thoroughly with your financial advisor before making any changes to your investment portfolio.
Regardless of events, at Voya we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to working with you in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
December 15, 2021
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021 to November 30, 2021. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2021**	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2021**
Class A	$1,000.00	$1,020.50	0.67%	$3.39	$1,000.00	$1,021.71	0.67%	$3.40
Class C	1,000.00	1,016.60	1.42	7.18	1,000.00	1,017.95	1.42	7.18
Class I	1,000.00	1,021.60	0.42	2.13	1,000.00	1,022.96	0.42	2.13
Class R6	1,000.00	1,022.20	0.42	2.13	1,000.00	1,022.96	0.42	2.13
Class W	1,000.00	1,021.60	0.42	2.13	1,000.00	1,022.96	0.42	2.13

*
The annualized expense ratios do not include expenses of the underlying funds.

**
Expenses are equal to the Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

2

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2021 (Unaudited)

ASSETS:
Investments in securities at fair value*	$7,786
Investments in affiliated underlying funds at fair value**	84,933,318
Investments in unaffiliated underlying funds at fair value***	63,809,039
Short-term investments at fair value†	2,092,685
Cash collateral for futures contracts	2,350,000
Due from broker	460,000
Receivables:
Fund shares sold	9,896
Unrealized appreciation on forward foreign currency contracts	864,760
Unrealized appreciation on OTC swap agreements	366,750
Prepaid expenses	48,935
Reimbursement due from Investment Adviser	22,044
Other assets	23,474
Total assets	154,988,687
LIABILITIES:
Payable for fund shares redeemed	176,677
Unrealized depreciation on forward foreign currency contracts	492,661
Variation margin payable on futures contracts	121,141
Cash received as collateral for OTC derivatives (Note 2)	460,000
Payable for investment management fees	44,689
Payable for distribution and shareholder service fees	29,674
Payable to custodian due to bank overdraft	707,362
Payable to trustees under the deferred compensation plan (Note 6)	23,474
Payable for trustee fees	775
Other accrued expenses and liabilities	148,145
Total liabilities	2,204,598
NET ASSETS	$152,784,089
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$115,993,486
Total distributable earnings	36,790,603
NET ASSETS	$152,784,089
* Cost of investments in securities	$7,845
** Cost of investments in affiliated underlying funds	$73,746,380
*** Cost of investments in unaffiliated underlying funds	$48,426,571
† Cost of short-term investments	$2,092,685
See Accompanying Notes to Financial Statements
3

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2021 (Unaudited) (continued)

Class A
Net assets	$133,982,696
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	9,613,381
Net asset value and redemption price per share†	$13.94
Maximum offering price per share (5.75%)(1)	$14.79
Class C
Net assets	$2,047,724
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	145,478
Net asset value and redemption price per share†	$14.08
Class I
Net assets	$15,919,403
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	1,119,531
Net asset value and redemption price per share	$14.22
Class R6
Net assets	$697,324
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	48,883
Net asset value and redemption price per share	$14.27
Class W
Net assets	$136,942
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	9,643
Net asset value and redemption price per share	$14.20

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
4

STATEMENT OF OPERATIONS for the Six Months Ended November 30, 2021 (Unaudited)

INVESTMENT INCOME:
Dividends from affiliated funds	$677,004
Dividends from unaffiliated underlying funds	221,368
Total investment income	898,372
EXPENSES:
Investment management fees	223,549
Distribution and shareholder service fees:
Class A	169,182
Class C	13,610
Transfer agent fees:
Class A	119,410
Class C	2,402
Class I	10,477
Class R6	2,121
Class W	120
Shareholder reporting expense	8,405
Registration fees	37,520
Professional fees	19,581
Custody and accounting expense	28,731
Trustee fees	3,101
Miscellaneous expense	8,472
Interest expense	136
Total expenses	646,817
Waived and reimbursed fees	(135,947)
Net expenses	510,870
Net investment income	387,502
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	9,664
Sale of affiliated underlying funds	2,428,834
Sale of unaffiliated underlying funds	600,282
Capital gain distributions from affiliated underlying funds	6,854
Forward foreign currency contracts	(68,237)
Foreign currency related transactions	111,464
Futures	172,607
Swaps	(313,523)
Net realized gain	2,947,945
Net change in unrealized appreciation (depreciation) on:
Investments	(158)
Affiliated underlying funds	(4,905,270)
Unaffiliated underlying funds	2,854,134
Forward foreign currency contracts	543,586
Foreign currency related transactions	3,325
Futures	934,283
Swaps	366,750
Net change in unrealized appreciation (depreciation)	(203,350)
Net realized and unrealized gain	2,744,595
Increase in net assets resulting from operations	$3,132,097
See Accompanying Notes to Financial Statements
5

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM OPERATIONS:
Net investment income	$387,502	$2,085,703
Net realized gain	2,947,945	11,606,442
Net change in unrealized appreciation (depreciation)	(203,350)	24,569,628
Increase in net assets resulting from operations	3,132,097	38,261,773
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(2,997,852)
Class C	—	(36,789)
Class I	—	(327,494)
Class R6	—	(3,234)
Class W	—	(3,114)
Total distributions	—	(3,368,483)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,476,839	7,773,002
Reinvestment of distributions	—	3,160,346
	2,476,839	10,933,348
Cost of shares redeemed	(7,722,182)	(14,679,707)
Net decrease in net assets resulting from capital share transactions	(5,245,343)	(3,746,359)
Net increase (decrease) in net assets	(2,113,246)	31,146,931
NET ASSETS:
Beginning of year or period	154,897,335	123,750,404
End of year or period	$152,784,089	$154,897,335
See Accompanying Notes to Financial Statements
6

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
11-30-21+	13.66	0.03•	0.25	0.28	—	—	—	—	—	13.94	2.05	0.85	0.67	0.67	0.48	133,983	13
05-31-21	10.58	0.18•	3.21	3.39	0.31	—	—	0.31	—	13.66	32.20	0.90	0.65	0.65	1.49	134,478	38
05-31-20	11.12	0.27•	(0.09)	0.18	0.22	0.50	—	0.72	—	10.58	1.05	0.88	0.59	0.59	2.41	109,357	47
05-31-19	11.93	0.19•	(0.49)	(0.30)	0.26	0.25	—	0.51	—	11.12	(2.24)	0.80	0.58	0.58	1.69	111,044	118
05-31-18	11.24	0.22	0.79	1.01	0.32	—	—	0.32	—	11.93	8.99	0.87	0.52	0.52	1.76	69,448	78
05-31-17	10.33	0.22	0.88	1.10	0.19	—	—	0.19	—	11.24	10.83	0.85	0.52	0.52	2.01	69,235	102
Class C
11-30-21+	13.85	(0.02)•	0.25	0.23	—	—	—	—	—	14.08	1.66	1.60	1.42	1.42	(0.25)	2,048	13
05-31-21	10.70	0.09•	3.25	3.34	0.19	—	—	0.19	—	13.85	31.29	1.65	1.40	1.40	0.69	2,863	38
05-31-20	11.22	0.24•	(0.15)	0.09	0.11	0.50	—	0.61	—	10.70	0.31	1.63	1.34	1.34	2.07	3,058	47
05-31-19	12.00	0.10	(0.49)	(0.39)	0.14	0.25	—	0.39	—	11.22	(2.99)	1.55	1.33	1.33	0.83	11,076	118
05-31-18	11.29	0.12	0.80	0.92	0.21	—	—	0.21	—	12.00	8.18	1.62	1.27	1.27	1.01	15,241	78
05-31-17	10.37	0.14•	0.89	1.03	0.11	—	—	0.11	—	11.29	10.00	1.60	1.27	1.27	1.26	15,758	102
Class I
11-30-21+	13.92	0.05•	0.25	0.30	—	—	—	—	—	14.22	2.16	0.55	0.42	0.42	0.74	15,919	13
05-31-21	10.77	0.21•	3.27	3.48	0.33	—	—	0.33	—	13.92	32.57	0.60	0.40	0.40	1.69	16,811	38
05-31-20	11.31	0.31•	(0.10)	0.21	0.25	0.50	—	0.75	—	10.77	1.28	0.57	0.34	0.34	2.68	11,115	47
05-31-19	12.11	0.22	(0.50)	(0.28)	0.27	0.25	—	0.52	—	11.31	(2.01)	0.53	0.33	0.33	1.82	11,885	118
05-31-18	11.40	0.24	0.82	1.06	0.35	—	—	0.35	—	12.11	9.31	0.56	0.27	0.27	2.03	13,541	78
05-31-17	10.48	0.25	0.89	1.14	0.22	—	—	0.22	—	11.40	11.06	0.53	0.27	0.27	2.26	13,077	102
Class R6
11-30-21+	13.96	0.05•	0.26	0.31	—	—	—	—	—	14.27	2.22	1.10	0.42	0.42	0.73	697	13
05-31-21	10.81	0.19•	3.30	3.49	0.34	—	—	0.34	—	13.96	32.52	1.17	0.40	0.40	1.49	611	38
05-31-20	11.35	0.29	(0.07)	0.22	0.26	0.50	—	0.76	—	10.81	1.35	1.22	0.34	0.34	2.53	50	47
05-31-19	12.04	0.21	(0.52)	(0.31)	0.13	0.25	—	0.38	—	11.35	(2.36)	1.34	0.33	0.33	1.81	3	118
09-29-17(5) - 05-31-18	11.90	0.19•	0.31	0.50	0.36	—	—	0.36	—	12.04	4.16	1.09	0.27	0.27	2.30	3	78
Class W
11-30-21+	13.90	0.05•	0.25	0.30	—	—	—	—	—	14.20	2.16	0.60	0.42	0.42	0.73	137	13
05-31-21	10.75	0.22•	3.26	3.48	0.33	—	—	0.33	—	13.90	32.60	0.65	0.40	0.40	1.72	134	38
05-31-20	11.30	0.32•	(0.12)	0.20	0.25	0.50	—	0.75	—	10.75	1.22	0.63	0.34	0.34	2.79	171	47
05-31-19	12.10	0.22	(0.50)	(0.28)	0.27	0.25	—	0.52	—	11.30	(2.00)	0.55	0.33	0.33	1.77	118	118
05-31-18	11.39	0.23•	0.83	1.06	0.35	—	—	0.35	—	12.10	9.29	0.62	0.27	0.27	1.91	78	78
05-31-17	10.48	0.23	0.91	1.14	0.23	—	—	0.23	—	11.39	11.05	0.60	0.27	0.27	2.24	104	102

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

See Accompanying Notes to Financial Statements
7

Financial Highlights (continued)

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of Underlying Funds.

(5)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements
8

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for Voya Global Multi-Asset Fund (“Global Multi-Asset” or the “Fund”), a diversified series of the Trust.
The Fund offers the following classes of shares: Class A, Class C, Class I, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Effective November 2, 2021, Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase. Prior to November 2, 2021, Class C shares, along with their pro rata reinvested dividend shares, automatically converted to Class A shares ten years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
The investment companies in which the Fund invests are collectively referred to as the “Underlying Funds.”
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

9

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Fund’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable

10

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments. The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from affiliated Underlying Funds are recorded as distributions of realized gains from affiliated Underlying Funds.
C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.
Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables, resulting from changes in the exchange rate.
D. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment strategies permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

11

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of

12

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of November 30, 2021, the maximum amount of loss the Fund would incur if the counterparties to its derivative transactions failed to perform would be $1,231,510 which represents the gross payments to be received by the Fund on open forward foreign currency contracts and OTC total return swaps were they to be unwound as of November 30, 2021. To reduce the amount of potential loss to the Fund, certain counterparties have pledged $460,000 in cash collateral for open OTC derivatives.
The Fund’s master agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.
As of November 30, 2021, the Fund had a liability position of $492,661 on open forward foreign currency contracts. If a contingent feature would have been triggered as of November 30, 2021, the Fund could have been required to pay this amount in cash to its counterparties. As of November 30, 2021, the Fund had not pledged any cash collateral for its open OTC derivatives transactions.
E. Forward Foreign Currency Contracts and Futures Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses on forward foreign currency contracts are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.
During the period ended November 30, 2021, the Fund had an average contract amount on forward foreign currency contracts to buy and sell of $20,056,566 and $21,479,009, respectively. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at November 30, 2021.
The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s

13

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended November 30, 2021, the Fund had purchased and sold futures contracts on various equity indices and U.S. Treasuries as part of its tactical asset allocation strategies. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended November 30, 2021, the Fund had average notional amounts on futures contracts purchased and sold of $23,778,067 and $23,511,756, respectively. Please refer to the table within the Portfolio of Investments for open futures contracts at November 30, 2021.
F. Swap Agreements. The Fund may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statement of Operations. Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of

14

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
For the period ended November 30, 2021, the Fund entered into total return swaps on equity indices with an average notional amount of $6,997,145 and $6,999,029 on receiver and payer total return swaps, respectively. Please refer to the table within the Portfolio of Investments for open total return swaps at November 30, 2021.
G. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
H. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended November 30, 2021, the cost of purchases and the proceeds from the sales of investments, excluding short-term securities, were as follows:
Purchases	Sales
$19,186,651	$23,455,273
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee equal to (1) 0.18% of the Fund’s average daily net assets invested in affiliated Underlying Funds; (2) 0.900% on the first $500 million; 0.875% on the next $500 million; 0.850% on the next $500 million; 0.825% on the next $500 million; and 0.800% thereafter of the Fund’s average daily net assets invested in direct investments; and (3) 0.40% of the Fund’s average daily net assets invested in other investments.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

15

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A and Class C shares of the Fund each has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A and Class C shares of the Fund pay the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:
Class A	Class C
0.25%	1.00%
The Distributor may also retain the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended November 30, 2021, the Distributor retained the following amounts in sales charges:
	Class A	Class C
Initial Sales Charges:	$1,234	$—
Contingent Deferred Sales Charges:	14	100
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At November 30, 2021, there were no direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies that owned more than 5% of the Fund.
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2021, the per account fees for affiliated recordkeeping services paid by the Fund were $4,845.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
Voya Investments has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:
Class A(1)	Class C(1)	Class I(1)	Class R6(1)	Class W(1)
1.15%	1.90%	0.90%	0.90%	0.90%

(1)
These operating expense limits take into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Fund will vary based on the Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of November 30, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
November 30,
2022	2023	2024	Total
$240,178	$335,152	$225,463	$800,793

16

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of November 30, 2021, are as follows:
	November 30,
	2022	2023	2024	Total
Class A	$45,262	$58,700	$71,590	$175,552
Class C	3,397	1,111	1,427	5,935
Class R6	107	346	2,341	2,794
Class W	41	87	72	200
The Expense Limitation Agreement is contractual through October 1, 2022 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective June 14, 2021, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Fund utilized the line of credit during the period ended November 30, 2021, as follows:
Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
4	$905,250	1.35%

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
11/30/2021	129,228	—	—	(360,192)	—	(230,964)	1,809,195	—	—	(5,006,865)	—	(3,197,670)
5/31/2021	267,377	—	219,398	(979,371)	—	(492,597)	3,381,715	—	2,803,901	(11,970,622)	—	(5,785,007)
Class C
11/30/2021	11,585	—	—	(72,851)	—	(61,266)	161,103	—	—	(1,039,668)	—	(878,565)
5/31/2021	23,748	—	2,830	(105,540)	—	(78,962)	313,843	—	36,789	(1,222,261)	—	(871,629)
Class I
11/30/2021	29,755	—	—	(117,998)	—	(88,243)	418,323	—	—	(1,661,945)	—	(1,243,622)
5/31/2021	263,431	—	24,082	(111,558)	—	175,955	3,539,550	—	313,308	(1,399,747)	—	2,453,110
Class R6
11/30/2021	6,091	—	—	(961)	—	5,130	88,018	—	—	(13,704)	—	74,314
5/31/2021	39,876	—	248	(988)	—	39,135	535,929	—	3,234	(12,648)	—	526,515
Class W
11/30/2021	14	—	—	—	—	14	200	—	—	—	—	200
5/31/2021	156	—	240	(6,653)	—	(6,257)	1,966	—	3,114	(74,429)	—	(69,349)
17

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts and wash sale deferrals.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Year Ended May 31, 2021	Year Ended May 31, 2020
Ordinary Income	Ordinary Income	Long-term Capital Gains
$3,368,483	$2,452,004	$5,782,475
The tax-basis components of distributable earnings as of May 31, 2021 were:
Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward	Other	Total Distributable Earnings/ (Loss)
$6,012,320	$1,217,964	$27,358,596	$—	$(930,374)	$33,658,506
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of November 30, 2021, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
NOTE 12 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups

18

NOTES TO FINANCIAL STATEMENTS as of November 30, 2021 (Unaudited) (continued)

NOTE 12 — MARKET DISRUPTION (continued)

of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 13 — OTHER ACCOUNTING PRONOUCEMENTS
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 14 — SUBSEQUENT EVENTS
Dividends: Subsequent to November 30, 2021, the Fund declared and paid dividends and distributions of:
	Type	Per Share Amount	Payable Date	Record Date
Class A	NII	$0.4728	January 3, 2022	December 30, 2021
Class C	NII	$0.3142	January 3, 2022	December 30, 2021
Class I	NII	$0.5057	January 3, 2022	December 30, 2021
Class R6	NII	$0.5102	January 3, 2022	December 30, 2021
Class W	NII	$0.5070	January 3, 2022	December 30, 2021
All Classes	STCG	$0.5624	January 3, 2022	December 30, 2021
All Classes	LTCG	$0.3937	January 3, 2022	December 30, 2021

NII – Net investment income
STCG – Short-term capital gain
LTCG – Long-term capital gain
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

19

PORTFOLIO OF INVESTMENTS
Voya Global Multi-Asset Fund	as of November 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.9%
49,392	Schwab U.S. TIPS ETF	$3,126,514	2.0
53,634	Vanguard Global ex-U.S. Real Estate ETF	2,960,060	1.9
42,385	Vanguard Real Estate ETF	4,524,175	3.0
	Total Exchange-Traded Funds (Cost $9,424,684)	10,610,749	6.9
MUTUAL FUNDS: 90.4%
	Affiliated Investment Companies: 55.6%
1,173,098	Voya Global Bond Fund - Class R6	10,827,694	7.1
1,954,242	Voya High Yield Bond Fund - Class R6	15,477,596	10.1
1,670,383	Voya Intermediate Bond Fund - Class R6	17,171,536	11.2
91,533 (1)	Voya MidCap Opportunities Fund - Class R6	2,963,846	1.9
424,196	Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,909,046	3.9
1,736,141	Voya Multi-Manager International Equity Fund - Class I	23,646,237	15.5
544,359	Voya Multi-Manager International Factors Fund - Class I	5,895,409	3.9
259,110	Voya Multi-Manager Mid Cap Value Fund - Class I	3,041,954	2.0
		84,933,318	55.6

	Unaffiliated Investment Companies: 34.8%
904,321	TIAA-CREF S&P 500 Index Fund - Institutional Class	45,894,267	30.0
266,960	TIAA-CREF SmallCap Blend Index Fund - Institutional Class	7,304,023	4.8
		53,198,290	34.8
	Total Mutual Funds (Cost $112,748,267)	138,131,608	90.4
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.0%
	Other Asset-Backed Securities: 0.0%
2,517	Chase Funding Trust Series 2003-5 2A2, 0.692%, (US0001M + 0.600%), 07/25/2033	$2,427	0.0
5,327 (2)(3)	Credit-Based Asset Servicing and Securitization LLC 2007-SP1 A4, 4.774%, 12/25/2037	5,359	0.0
	Total Asset-Backed Securities (Cost $7,845)	7,786	0.0
	Total Long-Term Investments (Cost $122,180,796)	148,750,143	97.3
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Mutual Funds: 1.4%
2,092,685 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $2,092,685)	2,092,685	1.4
	Total Short-Term Investments (Cost $2,092,685)	2,092,685	1.4
	Total Investments in Securities (Cost $124,273,481)	$150,842,828	98.7
	Assets in Excess of Other Liabilities	1,941,261	1.3
	Net Assets	$152,784,089	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Variable rate security. Rate shown is the rate in effect as of November 30, 2021.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
Rate shown is the 7-day yield as of November 30, 2021.

Reference Rate Abbreviations:
US0001M      1-month LIBOR

See Accompanying Notes to Financial Statements
20

PORTFOLIO OF INVESTMENTS
Voya Global Multi-Asset Fund	as of November 30, 2021 (Unaudited) (continued)

Target Allocations as of November 30, 2021(1) (as a percentage of net assets)
Sub Asset Class
US Large Blend	44.50%
US Mid Cap Blend	4.00%
US Small Cap	5.00%
International Developed	12.00%
Emerging Markets	0.50%
Global Real Estate	5.00%
Core Fixed Income	8.00%
High Yield	10.00%
International Bonds	7.00%
TIPS	2.00%
US Treasury Bill 3M	2.00%
Total Equity	71.00%
Total Fixed Income	29.00%
Total	100.00%

(1)
Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target strategic allocations, the actual allocations of the Fund’s assets may deviate from the percentages shown. Although the Fund expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

Portfolio Holdings are subject to change

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,610,749	$—	$—	$10,610,749
Mutual Funds	138,131,608	—	—	138,131,608
Asset-Backed Securities	—	7,786	—	7,786
Short-Term Investments	2,092,685	—	—	2,092,685
Total Investments, at fair value	$150,835,042	$7,786	$—	$150,842,828
Other Financial Instruments+
Forward Foreign Currency Contracts	—	864,760	—	864,760
Futures	1,298,620	—	—	1,298,620
OTC Swaps	—	366,750	—	366,750
Total Assets	$152,133,662	$1,239,296	$—	$153,372,958
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(492,661)	$—	$(492,661)
Futures	(34,807)	—	—	(34,807)
Total Liabilities	$(34,807)	$(492,661)	$—	$(527,468)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
21

PORTFOLIO OF INVESTMENTS
Voya Global Multi-Asset Fund	as of November 30, 2021 (Unaudited) (continued)

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/21	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/21	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$12,461,265	$118,052	$(1,396,569)	$(355,054)	$10,827,694	$43,221	$(39,365)	$—
Voya High Yield Bond Fund - Class R6	15,576,671	411,267	(267,653)	(242,689)	15,477,596	410,067	2,014	—
Voya Intermediate Bond Fund - Class R6	17,056,433	422,378	(249,797)	(57,478)	17,171,536	223,716	(8,179)	—
Voya MidCap Opportunities Fund - Class R6	4,402,572	—	(1,721,996)	283,270	2,963,846	—	134,172	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	12,401,376	—	(3,769,332)	(2,722,998)	5,909,046	—	1,909,489	—
Voya Multi-Manager International Equity Fund - Class I	24,809,786	448,358	(431,652)	(1,180,255)	23,646,237	—	4,147	—
Voya Multi-Manager International Factors Fund - Class I	7,895,194	25,648	(1,418,918)	(606,515)	5,895,409	—	368,737	—
Voya Multi-Manager Mid Cap Value Fund - Class I	4,720,548	22,310	(1,677,353)	(23,551)	3,041,954	—	57,819	6,854
	$99,323,845	$1,448,013	$(10,933,270)	$(4,905,270)	$84,933,318	$677,004	$2,428,834	$6,854
At November 30, 2021, the following forward foreign currency contracts were outstanding for Voya Global Multi-Asset Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 8,900,000	USD 10,313,070	Bank of America N.A.	12/03/21	$(219,132)
USD 3,473,874	JPY 396,700,000	Bank of America N.A.	12/03/21	(35,746)
CAD 4,700,000	USD 3,802,999	BNP Paribas	12/03/21	(123,735)
USD 7,385,526	GBP 5,400,000	Brown Brothers Harriman & Co.	12/03/21	203,612
USD 3,514,249	CHF 3,200,000	Citibank N.A.	12/03/21	28,426
USD 10,276,166	NZD 14,300,000	Morgan Stanley Capital Services LLC	12/03/21	516,502
SGD 13,600,000	USD 10,080,660	UBS AG	12/03/21	(114,048)
USD 2,183,520	AUD 2,900,000	UBS AG	12/03/21	116,220
				$372,099
At November 30, 2021, the following futures contracts were outstanding for Voya Global Multi-Asset Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	98	12/17/21	$22,374,625	$299,069
			$22,374,625	$299,069
Short Contracts:
EURO STOXX 50® Index	(159)	12/17/21	(7,351,694)	344,984
MSCI Emerging Markets Index	(86)	12/17/21	(5,212,890)	247,679
Tokyo Price Index (TOPIX)	(27)	12/09/21	(4,528,863)	406,888
U.S. Treasury 5-Year Note	(38)	03/31/22	(4,613,141)	(34,807)
			$(21,706,588)	$964,744
See Accompanying Notes to Financial Statements
22

PORTFOLIO OF INVESTMENTS
Voya Global Multi-Asset Fund	as of November 30, 2021 (Unaudited) (continued)

At November 30, 2021, the following OTC total return swaps were outstanding for Voya Global Multi-Asset Fund:
Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	iShares S&P 500 Value ETF	At Maturity	US0001M + 0.18%	At Maturity	Goldman Sachs International	12/01/21	USD 6,999,029	$263,121	$ —	$263,121
Receive	iShares S&P 500 Growth ETF	At Maturity	US0001M + 0.22%	At Maturity	Goldman Sachs International	12/01/21	USD 6,997,145	103,629	—	103,629
								$366,750	$ —	$366,750

(1)
The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

Currency Abbreviations
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – EU Euro
GBP – British Pound
JPY – Japanese Yen
NZD – New Zealand Dollar
SGD – Singapore Dollar
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of November 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$1,298,620
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	864,760
Equity contracts	Unrealized appreciation on OTC swap agreements	366,750
Total Asset Derivatives		$2,530,130
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$34,807
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	492,661
Total Liability Derivatives		$527,468

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements
23

PORTFOLIO OF INVESTMENTS
Voya Global Multi-Asset Fund	as of November 30, 2021 (Unaudited) (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended November 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$(68,237)	$—	$—	$(68,237)
Equity contracts	—	92,609	(313,523)	(220,914)
Interest rate contracts	—	79,998	—	79,998
Total	$(68,237)	$172,607	$(313,523)	$(209,153)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$543,586	$—	$—	$543,586
Equity contracts	—	966,747	366,750	1,333,497
Interest rate contracts	—	(32,464)	—	(32,464)
Total	$543,586	$934,283	$366,750	$1,844,619
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2021:
	Bank of America N.A.	BNP Paribas	Brown Brothers Harriman & Co.	Citibank N.A.	Goldman Sachs International	Morgan Stanley Capital Services LLC	UBS AG	Totals
Assets:
Forward foreign currency contracts	$—	$—	$203,612	$28,426	$—	$516,502	$116,220	$864,760
OTC Total Return Swaps	—	—	—	—	366,750	—	—	366,750
Total Assets	$—	$—	$203,612	$28,426	$366,750	$516,502	$116,220	$1,231,510
Liabilities:
Forward foreign currency contracts	$254,878	$123,735	$—	$—	$—	$—	$114,048	$492,661
Total Liabilities	$254,878	$123,735	$—	$—	$—	$—	$114,048	$492,661
Net OTC derivative instruments by counterparty, at fair value	$(254,878)	$(123,735)	$203,612	$28,426	$366,750	$516,502	$2,172	$738,849
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—	$—	$(460,000)	$—	$(460,000)
Net Exposure(1)	$(254,878)	$(123,735)	$203,612	$28,426	$366,750	$56,502	$2,172	$278,849

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $125,693,810.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$29,257,905
Gross Unrealized Depreciation	(2,102,659)
Net Unrealized Appreciation	$27,155,246

See Accompanying Notes to Financial Statements
24

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT
At a meeting held on November 18, 2021, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Global Multi-Asset Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC , the sub-adviser to the Fund (the “Sub-Adviser”) for an additional one year period ending November 30, 2022.
In addition to the Board meeting on November 18, 2021, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 7, 2021, and November 16, 2021. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure, and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager or the Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and the Sub-Adviser.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Fund’s investment management and sub-advisory arrangements.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition,

25

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.
The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are consistently complied with, and other periodic reports covering related matters.
The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and the Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as the Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted the breakpoints in the management fee schedule that will result in a lower management fee rate when a Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, in addition to the management fee breakpoints, the Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Adviser could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

26

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager intends to propose any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya‑affiliated Sub-Adviser related to its services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to the Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by the Manager.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.
The Board also considered that the Manager and the Voya‑affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund, including their ability to engage in soft-dollar transactions on behalf of the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.
Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 7, 2021, November 16, 2021, and/or November 18, 2021 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2021. In addition, the Board also considered at its October 7, 2021, November 16, 2021, and/or November 18, 2021 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year and five-year periods, the second quintile for the three-year and ten-year periods, and the third quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for the year-to-date and one-year periods and underperformed for the three-year, five-year and ten-year periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a

27

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

breakpoint fee schedule on assets invested in direct investments or unaffiliated funds where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund and a level-fee rate that does not include breakpoints on assets invested in affiliated funds; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the third quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and
(2) Management’s representations regarding the competitiveness of the Fund’s management fee rate and all-in net expense ratio.
Board Conclusion
After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2022.

28

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163311         (1121-012122)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Equity Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: February 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: February 4, 2022

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: February 4, 2022